                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07589

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-4586

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- 69.9%
            BASIC MATERIALS -- 4.7%
     430    3M Co. ...........................................  $   35,415
     749    Alcoa, Inc. ......................................      23,990
     177    Dow Chemical Co. .................................       7,078
     508    DuPont (E.I.) de Nemours & Co. ...................      21,791
     800    Gillette Co. (with rights)........................      31,184
                                                                ----------
                                                                   119,458
                                                                ----------
            CAPITAL GOODS -- 3.1%
     303    Illinois Tool Works, Inc. ........................      27,428
     365    Northrop Grumman Corp. (with rights)..............      19,220
     331    United Technologies Corp. ........................      30,930
                                                                ----------
                                                                    77,578
                                                                ----------
            CONSUMER CYCLICAL -- 4.7%
     429    Caterpillar, Inc. (with rights)H..................      31,498
     491    Costco Wholesale Corp.(a).........................      19,960
   1,024    Gap, Inc. ........................................      23,240
     628    Home Depot, Inc. .................................      21,176
     339    NIKE, Inc. Class B................................      24,634
                                                                ----------
                                                                   120,508
                                                                ----------
            CONSUMER STAPLES -- 6.9%
     421    Anheuser-Busch Companies, Inc. (with rights)......      21,865
     739    Coca-Cola Co. ....................................      32,399
     492    Colgate-Palmolive Co. (with rights)...............      26,185
     456    General Mills, Inc.H..............................      20,479
     660    PepsiCo, Inc. ....................................      33,005
     808    Procter & Gamble Co. .............................      42,122
                                                                ----------
                                                                   176,055
                                                                ----------
            ENERGY -- 5.5%
     372    ChevronTexaco Corp. ..............................      35,553
   1,604    Exxon Mobil Corp. ................................      74,270
     471    Schlumberger Ltd. ................................      30,320
                                                                ----------
                                                                   140,143
                                                                ----------
            FINANCE AND INSURANCE -- 13.8%
     578    American Express Co. .............................      29,055
     758    American International Group, Inc. ...............      53,558
     802    Bank of America Corp. ............................      68,187
   1,695    Citigroup, Inc. ..................................      74,751
     271    Fannie Mae........................................      19,202
     258    HSBC Holdings plc ADR.............................      19,079
     580    Marsh & McLennan Companies, Inc. (with rights)....      25,731
     483    Morgan Stanley (with rights)......................      23,826
     476    St. Paul Travelers Companies, Inc. ...............      17,658
     464    State Street Corp. (with rights)..................      19,877
                                                                ----------
                                                                   350,924
                                                                ----------
            HEALTH CARE -- 9.2%
     488    Abbott Laboratories (with rights).................      19,211
     504    Amgen, Inc. (with rights)(a)......................      28,656
     258    Genzyme Corp.(a)..................................      13,220
     585    Lilly (Eli) & Co. (with rights)...................      37,251

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     762    Medtronic, Inc. (with rights).....................  $   37,829
   2,442    Pfizer, Inc. (with rights)........................      78,042
     512    Wyeth (with rights)...............................      18,114
                                                                ----------
                                                                   232,323
                                                                ----------
            SERVICES -- 3.2%
     756    Accenture Ltd. Class A(a).........................      18,630
      38    Computer Sciences Corp.(a)........................       1,795
     322    FedEx Corp. ......................................      26,374
     294    Marriott International, Inc. Class A (with
              rights).........................................      14,352
     580    Viacom, Inc. Class B..............................      19,486
                                                                ----------
                                                                    80,637
                                                                ----------
            TECHNOLOGY -- 18.6%
     844    Applied Materials, Inc.(a)H.......................      14,318
     146    Broadcom Corp. Class A(a).........................       5,145
   1,748    Cisco Systems, Inc. (with rights)(a)..............      36,461
   1,113    EMC Corp.(a)......................................      12,210
     467    First Data Corp. .................................      20,846
   2,575    General Electric Co. .............................      85,609
   1,440    Hewlett-Packard Co. ..............................      29,007
   1,901    Intel Corp. ......................................      46,339
     296    International Business Machines Corp. ............      25,738
     499    Lockheed Martin Corp. ............................      26,421
   3,254    Microsoft Corp. ..................................      92,617
   1,049    Motorola, Inc. (with rights)......................      16,707
     701    Texas Instruments, Inc. (with rights).............      14,950
   2,741    Time Warner, Inc. (with rights)(a)................      45,631
                                                                ----------
                                                                   471,999
                                                                ----------
            TRANSPORTATION -- 0.2%
     152    CSX Corp. (with rights)...........................       4,754
                                                                ----------
            Total common stock
              (cost $1,668,945)...............................  $1,774,379
                                                                ----------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 2.6%
            FINANCE -- 1.8%
$ 10,000    Chase Manhattan Auto Owner Trust, 4.21%, Ser
              2002-B Class A4 01/15/2009......................  AAA           $   10,175
  10,000    Citibank Credit Card Issuance Trust, 5.65%, Ser
              2001-A6 Class A6 06/16/2008.....................  AAA               10,479
   1,000    Citibank Credit Card Master Trust I, 6.90%, Ser
              1999-7 Class B 11/15/2006.......................  A                  1,014
  10,000    MBNA Credit Card Master Note Trust, 4.95%, Ser
              2002-A1 Class A1 06/15/2009.....................  AAA               10,421

 THE HARTFORD ADVISERS FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$ 10,000    Peco Energy Transition Trust,
              6.13%, Ser 1999-A Class A7
              03/01/2009......................................  AAA           $   10,763
   1,500    Standard Credit Card Master Trust,
              8.45%, Ser 1995-1 Class B
              01/07/2007......................................  A                  1,542
                                                                              ----------
                                                                                  44,394
                                                                              ----------
            TRANSPORTATION -- 0.4%
  10,000    Connecticut RRB Special Purpose Trust CL&P-1,
              6.21%, Ser 2001-1 Class A5
              12/30/2011......................................  AAA               10,878
                                                                              ----------
            UTILITIES -- 0.4%
  10,000    PSE&G Transition Funding LLC, 6.61%, Ser 2001-1
              Class A6 06/15/2015.............................  AAA               11,139
                                                                              ----------
            Total asset backed and commercial mortgage
              securities (cost $64,818).......................                $   66,411
                                                                              ----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.1%
            BASIC MATERIALS -- 0.7%
$  4,000    Alcan, Inc.,
              6.45%, 03/15/2011...............................  A-            $    4,357
   7,000    Alcoa, Inc.,
              7.375%, 08/01/2010..............................  A-                 8,054
   7,000    Rohm & Haas Co.,
              7.40%, 07/15/2009...............................  BBB+               7,931
                                                                              ----------
                                                                                  20,342
                                                                              ----------
            CAPITAL GOODS -- 0.4%
   2,000    Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................  A                  2,159
   7,000    United Technologies Corp.,
              7.125%, 11/15/2010..............................  A                  7,983
                                                                              ----------
                                                                                  10,142
                                                                              ----------
            CONSUMER CYCLICAL -- 0.6%
   4,000    Albertson's, Inc.,
              6.55%, 08/01/2004...............................  BBB                4,000
     250    DaimlerChrysler N.A. Holding Corp.,
              7.75%, 01/18/2011...............................  BBB                  282
   4,000    Dayton Hudson Corp.,
              5.875%, 11/01/2008..............................  A+                 4,291
     250    Sysco Corp.,
              6.50%, 08/01/2028...............................  A+                   271
   6,000    Wal-Mart Stores, Inc.,
              6.875%, 08/10/2009..............................  AA                 6,718
                                                                              ----------
                                                                                  15,562
                                                                              ----------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
            CONSUMER STAPLES -- 2.1%
$  4,000    Anheuser-Busch
              Companies, Inc.,
              7.55%, 10/01/2030...............................  A+            $    4,843
   5,000    Archer-Daniels-Midland Co.,
              7.00%, 02/01/2031...............................  A+                 5,638
   2,000    Archer-Daniels-Midland Co.,
              8.125%, 06/01/2012..............................  A+                 2,418
   4,000    Clorox Co.,
              6.125%, 02/01/2011..............................  A+                 4,339
   4,000    Coca-Cola Enterprises, Inc.,
              5.75%, 11/01/2008...............................  A                  4,267
   2,000    Colgate-Palmolive Co.,
              5.58%, 11/06/2008...............................  Aa3*               2,127
   4,906    ConAgra Foods, Inc.,
              6.70%, 08/01/2027...............................  BBB+               5,447
   2,000    Hershey Foods Corp.,
              7.20%, 08/15/2027...............................  A+                 2,308
     500    Pepsi Bottling Group, Inc.,
              7.00%, 03/01/2029...............................  A                    567
   7,000    PepsiAmericas, Inc.,
              5.95%, 02/15/2006...............................  A                  7,315
   3,000    PepsiAmericas, Inc.,
              6.375%, 05/01/2009..............................  A                  3,269
     250    Procter & Gamble Co.,
              6.875%, 09/15/2009..............................  AA-                  281
   7,000    Procter & Gamble Co.,
              9.36%, Ser A 01/01/2021.........................  AA-                9,204
   2,300    Weyerhaeuser Co.,
              7.375%, 03/15/2032..............................  BBB                2,539
                                                                              ----------
                                                                                  54,562
                                                                              ----------
            ENERGY -- 0.5%
   7,000    Atlantic Richfield Co.,
              5.90%, 04/15/2009...............................  AA+                7,545
     500    ConocoPhillips Holding Co.,
              6.95%, 04/15/2029...............................  A-                   557
   4,000    National Fuel Gas Co.,
              6.00%, 03/01/2009...............................  BBB+               4,216
                                                                              ----------
                                                                                  12,318
                                                                              ----------
            FINANCE -- 4.0%
   4,000    ACE INA Holdings, Inc.,
              8.30%, 08/15/2006...............................  BBB+               4,383
   2,000    Allstate Corp.,
              6.75%, 05/15/2018...............................  A+                 2,209
     250    American General Corp.,
              6.625%, 02/15/2029..............................  AAA                  269
     500    Aristar, Inc.,
              7.25%, 06/15/2006...............................  AA-                  539
   4,000    AXA Financial, Inc.,
              7.00%, 04/01/2028...............................  A                  4,410
   1,475    Bank of America Corp.,
              5.875%, 02/15/2009..............................  A+                 1,577
   3,000    Bank of America Corp.,
              7.40%, 01/15/2011...............................  A                  3,420
   3,000    Bank One Corp.,
              6.875%, 08/01/2006..............................  A+                 3,212
   2,000    Bayerische Landesbank NY,
              5.65%, 02/01/2009...............................  AAA                2,118

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,000    Berkshire Hathaway, Inc.,
              3.375%., 10/15/2008(d)..........................  AAA           $    1,953
     250    Boeing Capital Corp.,
              6.10%, 03/01/2011...............................  A                    266
     500    BSCH Issuance Ltd.,
              7.625%, 11/03/2009..............................  A                    572
     750    Citigroup, Inc.,
              3.625%, 02/09/2009H.............................  AA-                  734
     500    Citigroup, Inc.,
              6.50%, 01/18/2011...............................  AA-                  550
   2,725    ERAC USA Finance Co.,
              7.35%, 06/15/2008(d)............................  BBB+               3,026
   1,500    Export-Import Bank of Korea,
              4.125%, 02/10/2009(d)...........................  A-                 1,466
  10,000    Financing Corp.,
              9.80%, 04/06/2018...............................  Aaa*              14,341
     545    First Union National Bank,
              5.80%, 12/01/2008...............................  A                    580
   4,000    General Motors Acceptance Corp.,
              5.625%, 05/15/2009..............................  BBB                4,010
     250    Heller Financial, Inc.,
              6.375%, 03/15/2006..............................  AAA                  263
   4,000    International Lease Finance Corp.,
              5.75%, 02/15/2007...............................  AA-                4,230
     500    J.P. Morgan Chase & Co.,
              6.75%, 02/01/2011...............................  A                    551
   2,000    Jackson National Life Insurance Co.,
              8.15%, 03/15/2027(d)............................  A+                 2,387
   4,000    John Hancock,
              7.375%, 02/15/2024(d)...........................  A+                 4,491
     250    KeyCorp Capital II,
              6.875%, 03/17/2029..............................  BBB                  258
   2,335    Liberty Mutual Group,
              5.75%, 03/15/2014(d)............................  BBB                2,274
   1,000    MBIA, Inc.,
              7.00%, 12/15/2025...............................  AA                 1,068
   3,650    Metlife, Inc.,
              6.375%, 06/15/2034..............................  A                  3,688
     250    National City Corp.,
              6.875%, 05/15/2019..............................  A-                   278
     500    NBD Bancorp, Inc.,
              7.125%, 05/15/2007..............................  A                    547
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 02/15/2024(d)...........................  A+                 3,642
   2,000    Prudential Funding LLC,
              6.75%, 09/15/2023(d)............................  A2*                2,079
     500    Prudential Insurance Co. of America,
              6.375%, 07/23/2006(d)...........................  A+                   531
     500    ReliaStar Financial Corp.,
              8.00%, 10/30/2006...............................  A+                   552
     250    Republic New York Capital I,
              7.75%, 11/15/2026...............................  A-                   271

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
            FINANCE -- (CONTINUED)
$    500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 03/15/2006..............................  AA-           $      524
     200    State Street Corp.,
              7.65%, 06/15/2010...............................  A+                   234
     500    Texaco Capital, Inc.,
              8.625%, 06/30/2010..............................  AA                   608
   3,000    Torchmark Corp.,
              8.25%, 08/15/2009...............................  A+                 3,404
   2,000    Toyota Motor Credit Corp.,
              5.50%, 12/15/2008...............................  AAA                2,114
   4,000    UnitedHealth Group, Inc.,
              7.50%, 11/15/2005...............................  A                  4,231
     250    Verizon Global Funding Corp.,
              7.25%, 12/01/2010...............................  A+                   282
     250    Verizon Global Funding Corp.,
              7.75%, 12/01/2030...............................  A+                   287
   3,000    Wachovia Corp.,
              5.625%, 12/15/2008..............................  A-                 3,192
   4,000    Wells Fargo Bank N.A.,
              6.45%, 02/01/2011...............................  AA-                4,386
   4,165    XL Capital Europe plc,
              6.50%, 01/15/2012...............................  A                  4,495
                                                                              ----------
                                                                                 100,502
                                                                              ----------
            HEALTH CARE -- 0.8%
   4,000    Becton, Dickinson & Co.,
              6.70%, 08/01/2028...............................  A+                 4,327
   4,000    Bristol-Myers Squibb Co.,
              5.75%, 10/01/2011...............................  AA-                4,199
   4,000    Cardinal Health, Inc.,
              6.75%, 02/15/2011H..............................  A                  4,204
   3,000    Pharmacia Corp.,
              6.60%, 12/01/2028...............................  AAA                3,290
   4,000    Wyeth,
              6.95%, 03/15/2011...............................  A                  4,294
                                                                              ----------
                                                                                  20,314
                                                                              ----------
            SERVICES -- 1.1%
   7,000    Comcast Cable Communications, Inc.,
              6.875%, 06/15/2009..............................  BBB                7,680
     500    Comcast Cable Communications, Inc.,
              8.50%, 05/01/2027...............................  BBB                  613
   4,000    FedEx Corp.,
              3.50%, 04/01/2009(d)............................  BBB                3,861
   7,000    USA Networks, Inc.,
              6.75%, 11/15/2005...............................  BBB-               7,260
   7,000    Walt Disney Co.,
              6.375%, 03/01/2012..............................  BBB+               7,555
                                                                              ----------
                                                                                  26,969
                                                                              ----------
            TECHNOLOGY -- 0.7%
   2,000    Danaher Corp.,
              6.00%, 10/15/2008...............................  A+                 2,144
   7,725    General Electric Co.,
              5.00%, 02/01/2013...............................  AAA                7,711

 THE HARTFORD ADVISERS FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S      MARKET
 AMOUNT                                                           RATING        VALUE
---------                                                       -----------   ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
$    250    GTE Corp.,
              7.51%, 04/01/2009...............................  A+            $      281
   4,000    Intelsat Ltd.,
              6.50%, 11/01/2013...............................  BBB+               3,569
   1,000    New York Telephone Co.,
              6.00%, 04/15/2008...............................  A+                 1,057
     400    Raytheon Co.,
              7.20%, 08/15/2027...............................  BBB-                 441
     250    Royal KPN N.V.,
              8.375%, 10/01/2030..............................  A-                   308
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 05/15/2006...............................  BBB+                 264
     500    Telefonica Europe B.V.,
              7.35%, 09/15/2005...............................  A                    526
     500    Vodafone Group plc,
              7.875%, 02/15/2030..............................  A                    600
                                                                              ----------
                                                                                  16,901
                                                                              ----------
            UTILITIES -- 0.2%
     500    Alabama Power Co.,
              7.125%, Ser L 10/01/2007........................  A                    549
     255    Chilquinta Energia Finance Co. LLC,
              6.62%, 04/01/2011(d)............................  AAA                  278
   2,000    Kansas City Power & Light Co.,
              7.125%, 12/15/2005..............................  BBB                2,116
     189    Niagara Mohawk Power Corp.,
              7.625%, Ser F 10/01/2005........................  A-                   198
   1,150    Northern Border Pipeline Co.,
              7.75%, Ser A 09/01/2009.........................  A-                 1,331
     250    TransCanada Pipelines Ltd.,
              6.49%, 01/21/2009...............................  A-                   271
                                                                              ----------
                                                                                   4,743
                                                                              ----------
            Total corporate bonds: investment grade (cost
              $264,300).......................................                $  282,355
                                                                              ----------

U.S. GOVERNMENT SECURITIES -- 15.7%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
$  6,323    5.00% 2019........................................  $    6,379
     248    6.30% 2008........................................         265
      15    9.00% 2016 -- 2021................................          17
                                                                ----------
                                                                     6,661
                                                                ----------


PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE(C)
---------                                                       ----------
            GOVERNMENT NATIONAL MORTGAGE -- 2.4%
$ 10,522    5.00% 2033 -- 2034................................  $   10,331
  27,035    5.50% 2016 -- 2033................................      27,515
   6,950    6.00% 2023 -- 2030................................       7,164
   6,257    6.50% 2026 -- 2029................................       6,554
   6,868    7.00% 2023 -- 2032................................       7,312
   1,285    8.00% 2029 -- 2031................................       1,406
     122    9.00% 2023........................................         137
                                                                ----------
                                                                    60,419
                                                                ----------
            U.S. TREASURY SECURITIES -- 13.0%
  69,100    1.50% 2006........................................      67,991
   3,800    1.625% 2005.......................................       3,777
 120,000    2.00% 2005........................................     119,836
  61,400    2.375% 2006.......................................      61,007
  11,800    5.375% 2031.......................................      12,086
  60,240    6.25% 2023........................................      67,568
                                                                ----------
                                                                   332,265
                                                                ----------
            Total U.S. government securities (cost
              $402,696).......................................  $  399,345
                                                                ----------
            Total investments in long-term securities (cost
              $2,400,759).....................................  $2,522,490
                                                                ----------
SHORT-TERM INVESTMENTS -- 6.4%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.2%
$ 89,532    Evergreen Institutional Money Market Fund.........  $   89,532
  68,974    Evergreen Prime Cash Management Money Market
              Fund............................................      68,974
                                                                ----------
                                                                   158,506
                                                                ----------
            FINANCE -- 0.2%
233.....    ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................         233
2,051...    BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................       2,051
1,937...    UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................       1,937
                                                                ----------
                                                                     4,221
                                                                ----------
            Total short-term investments
              (cost $162,727).................................  $  162,727
                                                                ----------
            Total investments in securities (cost
              $2,563,486)(b)..................................  $2,685,217
                                                                ==========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Bond ratings as of July 31, 2004.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $2,583,347 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $178,525
      Unrealized depreciation........................   (76,655)
                                                       --------
      Net unrealized appreciation....................  $101,870
                                                       ========

 (c) Market value of investments in foreign securities represents 1.40% of total net assets as of July 31, 2004.

 (d) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $25,988, which represents 1.02% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

  *  Moody's Rating

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE
---------                                                       ------
EQUITY FUNDS -- 88.3%
    6       The Hartford Capital Appreciation Fund, Class
              Y(a)............................................  $  198
   46       The Hartford Disciplined Equity Fund, Class Y.....     493
    9       The Hartford Dividend & Growth Fund, Class Y......     164
   27       The Hartford Global Leaders Fund, Class Y(a)......     426
   14       The Hartford Growth Fund, Class Y(a)..............     231
   52       The Hartford International Capital Appreciation
              Fund, Class Y...................................     557
   13       The Hartford Small Company Fund, Class Y(a).......     200
   13       The Hartford SmallCap Growth Fund, Class Y(a).....     297
   53       The Hartford Value Fund, Class Y..................     492
   17       The Hartford Value Opportunities Fund, Class
              Y(a)............................................     230
                                                                ------
            Total equity funds (cost $3,335)(b)...............  $3,288
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $3,335 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ --
   Unrealized depreciation........................   (47)
                                                    ----
   Net unrealized depreciation....................  $(47)
                                                    ====

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
EQUITY FUNDS -- 51.5%
    32      The Hartford Capital Appreciation Fund, Class
              Y(a)............................................  $   990
    65      The Hartford Disciplined Equity Fund, Class Y.....      706
    45      The Hartford Global Leaders Fund, Class Y(a)......      705
    27      The Hartford Growth Fund, Class Y(a)..............      426
    19      The Hartford Growth Opportunities Fund, Class
              Y(a)............................................      425
   145      The Hartford International Capital Appreciation
              Fund, Class Y...................................    1,550
    48      The Hartford Small Company Fund, Class Y(a).......      714
    56      The Hartford Stock Fund, Class Y(a)...............      988
   151      The Hartford Value Fund, Class Y..................    1,410
    42      The Hartford Value Opportunities Fund, Class
              Y(a)............................................      565
                                                                -------
            Total equity funds (cost $8,563)..................  $ 8,479
                                                                -------
FIXED INCOME FUNDS -- 31.8%
   125      The Hartford High Yield Fund, Class Y.............  $   988
   120      The Hartford Inflation Plus Fund, Class Y.........    1,277
   169      The Hartford Short Duration Fund, Class Y.........    1,694
   118      The Hartford Total Return Bond Fund, Class Y......    1,274
                                                                -------
            Total fixed income funds (cost $5,243)............  $ 5,233
                                                                -------
MONEY MARKET FUND -- 2.5%
   423      The Hartford Money Market Fund, Class Y...........  $   423
                                                                -------
            Total money market fund (cost $423)...............      423
                                                                -------
            Total investments in securities (cost
              $14,229)(b).....................................  $14,135
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $14,229 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation............................  $ --
   Unrealized depreciation............................   (94)
                                                        ----
   Net unrealized depreciation........................  $(94)
                                                        ====

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- 95.3%
            BASIC MATERIALS -- 10.6%
   1,778    Allegheny Technologies, Inc. .....................  $   35,645
   1,256    Apex Silver Mines Ltd.(a)H........................      22,525
     679    Cameco Corp.H.....................................      40,383
   1,070    Companhia Vale do Rio Doce ADRH...................      57,647
   1,077    Engelhard Corp. (with rights).....................      31,655
   1,020    International Steel Group, Inc.(a)H...............      33,371
     976    Kimberly-Clark Corp.H.............................      62,539
     687    Peabody Energy Corp. .............................      38,584
   4,570    Rio Tinto plc(g)..................................     118,724
     652    Shin-Etsu Chemical Co. Ltd.(g)....................      22,041
   4,095    Smurfit-Stone Container Corp. (with rights)H......      76,212
   3,788    Tek Cominco Ltd. Class B..........................      69,595
   1,688    United States Steel Corp.H........................      64,377
     792    Yara International ASA ADR(a)H....................       6,934
                                                                ----------
                                                                   680,232
                                                                ----------
            CAPITAL GOODS -- 4.8%
   1,000    Deere & Co. (with rights).........................      62,810
   1,825    Honeywell International, Inc. ....................      68,619
   3,829    Tyco International Ltd. (with rights)H............     120,650
   4,353    Xerox Corp. (with rights)(a)H.....................      60,335
                                                                ----------
                                                                   312,414
                                                                ----------
            CONSUMER CYCLICAL -- 10.0%
     804    eBay, Inc.(a)H....................................      62,938
   3,000    Gap, Inc.H........................................      68,100
     695    Lennar Corp. Class AH.............................      29,641
     966    Neiman-Marcus Group, Inc. Class A.................      52,717
     296    Nintendo Co. Ltd.(g)..............................      32,851
   2,897    Penney (J.C.) Co., Inc. ..........................     115,872
   3,491    Safeway, Inc.(a)H.................................      73,763
   1,656    TJX Companies, Inc. ..............................      38,859
   4,330    Toyota Motor Corp.(g).............................     172,659
                                                                ----------
                                                                   647,400
                                                                ----------
            CONSUMER STAPLES -- 3.6%
   2,237    Bunge Ltd.H.......................................      89,779
   1,472    EnCana Corp. .....................................      65,237
      10    Japan Tobacco, Inc.(d)(g).........................      75,184
                                                                ----------
                                                                   230,200
                                                                ----------
            ENERGY -- 9.5%
   2,364    BHP Billiton Ltd. ADR.............................      43,692
   1,619    CONSOL Energy 1 Pipe (with rights)(e).............      58,021
     953    Devon Energy Corp. ...............................      66,196
   2,513    Halliburton Co. (with rights).....................      79,775
   1,244    Norsk Hydro ASA ADRH..............................      78,522
     708    Oil and Natural Gas Corp. Ltd. ...................      10,931
     642    Oil and Natural Gas Corp. Ltd.(e).................       9,921
      51    Petro-Canada......................................       2,369
   4,498    Sasol Ltd. ADR....................................      75,338
   1,490    SK Corp.(g).......................................      60,277
   1,507    Suncor Energy, Inc. ..............................      43,673
   2,175    XTO Energy, Inc. (with rights)....................      65,038
   1,051    YUKOS ADRH........................................      15,340
                                                                ----------
                                                                   609,093
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FINANCE AND INSURANCE -- 20.8%
   2,926    ACE Ltd. (with rights)............................  $  118,770
     770    American International Group, Inc. ...............      54,376
   3,716    AMVESCAP plc(g)...................................      19,165
     221    Assurant, Inc. ...................................       5,380
     639    Bank of America Corp. ............................      54,287
   3,566    Citigroup, Inc.H..................................     157,238
   2,535    Countrywide Financial Corp.H......................     182,807
   1,192    Freddie MacH......................................      76,638
     600    Golden West Financial Corp.H......................      64,146
   4,733    Host Marriott Corp.H..............................      61,296
   1,709    ICICI Bank Ltd.(a)(e).............................       9,858
   1,166    iStar Financial, Inc..............................      44,319
     361    Marsh & McLennan Companies, Inc. (with rights)H...      16,026
   2,084    Medco Health Solutions, Inc.(a)...................      63,139
     700    ORIX Corp.(g).....................................      75,133
   1,093    Spirit Finance(a)(e)..............................      10,929
   2,007    St. Paul Travelers Companies, Inc. ...............      74,414
   6,141    Standard Bank Group Ltd.(g).......................      42,033
   1,535    Takefuji Corp.(g).................................     109,839
   1,119    UBS AG(g).........................................      74,881
   1,235    Uniao de Bancos Brasileiros S.A. GDR..............      26,803
                                                                ----------
                                                                 1,341,477
                                                                ----------
            HEALTH CARE -- 5.4%
     385    Abbott Laboratories (with rights).................      15,150
   1,502    AstraZeneca plc ADR...............................      67,483
   1,692    Biovail Corp.(a)..................................      26,480
     405    Forest Laboratories, Inc. (with rights)(a)........      20,352
   1,391    IVAX Corp.(a).....................................      33,166
     347    Kose Corp.(g).....................................      12,701
   2,468    McKesson Corp. ...................................      79,399
   2,097    Novartis AG ADRH..................................      93,656
                                                                ----------
                                                                   348,387
                                                                ----------
            SERVICES -- 2.1%
   2,570    Check Point Software Technologies Ltd.(a)H........      51,117
   1,035    Computer Sciences Corp.(a)........................      48,908
     850    Fluor Corp.H......................................      38,718
                                                                ----------
                                                                   138,743
                                                                ----------
            TECHNOLOGY -- 26.7%
   7,338    Altera Corp.(a)...................................     152,771
   1,821    America Movil S.A. de C.V. Ser L ADRH.............      65,068
   1,880    Amphenol Corp. Class A(a).........................      59,098
   1,700    Apple Computer, Inc.(a)...........................      54,978
     925    Applied Materials, Inc.(a)........................      15,690
   3,165    Broadcom Corp. Class A(a).........................     111,925
   2,372    Cisco Systems, Inc. (with rights)(a)..............      49,480
     888    Cognex Corp. .....................................      26,714
   6,399    Corning, Inc. (with rights)(a)....................      79,095
     312    Electronic Arts, Inc.(a)..........................      15,615
   3,634    EMC Corp.(a)......................................      39,863
     677    France Telecom S.A.(g)............................      16,764
  14,859    Hon Hai Precision Industry Co. Ltd.(g)............      53,440
     785    International Business Machines Corp.H............      68,315
   4,600    Microsoft Corp.H..................................     130,916
   3,358    Motorola, Inc. (with rights)......................      53,495
   8,805    Nextel Communications, Inc. Class A(a)............     200,404
     727    NTL, Inc. (with rights)(a)H.......................      37,886

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,527    P.T. Telekomunikasi Indonesia ADR.................  $   25,974
     296    Qualcomm, Inc. ...................................      20,468
     700    Red Hat, Inc.(a)H.................................      11,979
     672    Research In Motion Ltd.(a)H.......................      41,418
     541    Samsung Electronics Co. Ltd.(g)...................     192,915
   4,323    Time Warner, Inc. (with rights)(a)................      71,970
   3,102    VeriSign, Inc. (with rights)(a)...................      54,320
   2,175    Yahoo!, Inc. (with rights)(a).....................      66,978
                                                                ----------
                                                                 1,717,539
                                                                ----------
            TRANSPORTATION -- 1.8%
   2,134    CSX Corp. (with rights)...........................      66,804
   1,952    JetBlue Airways Corp.(a)H.........................      46,480
                                                                ----------
                                                                   113,284
                                                                ----------
            Total common stock
              (cost $5,386,207)...............................  $6,138,769
                                                                ----------
PREFERRED STOCKS -- 1.3%
            ENERGY -- 1.1%
2,688...    Petroleo Brasileiro S.A. ADRH.....................  $   68,934
                                                                ----------
            SERVICES -- 0.2%
449.....    News Corp. Ltd. Preferred ADRH....................      14,249
                                                                ----------
            TECHNOLOGY -- 0.0%
1,205...    SensAble Technologies, Inc. Class C Private
              Placement(d)(g).................................          @@
                                                                ----------
            Total preferred stocks
              (cost $65,353)..................................  $   83,183
                                                                ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.2%
            SERVICES -- 0.2%
  12,035    Warner Music Group, 7.375%, 4-15-2014(e)..........  $   11,493
                                                                ----------
            Total corporate bonds: non-investment grade (cost
              $11,838)........................................  $   11,493
                                                                ----------
            Total long-term investments
              (cost $5,463,398)...............................  $6,233,445
                                                                ----------
SHORT-TERM INVESTMENTS -- 9.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.0%
 235,800    Bear, Stearns & Co. Agency Mortgage Repurchase
              Agreement.......................................  $  235,800
   1,000    Dreyfus Cash Management Fund......................       1,000
 150,000    Wells Fargo Cash Investment Fund..................     150,000
                                                                ----------
                                                                   386,800
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FINANCE -- 3.1%
  11,119    ABN AMRO Joint Repurchase Agreement, 1.31%,
              08/02/2004......................................  $   11,119
  98,118    BNP Paribas Joint Repurchase Agreement, 1.36%,
              08/02/2004......................................      98,118
  92,661    UBS Warburg Joint Repurchase Agreement, 1.37%,
              08/02/2004......................................      92,661
                                                                ----------
                                                                   201,898
                                                                ----------
            Total short-term investments
              (cost $588,698).................................  $  588,698
                                                                ----------
            Total investments in securities
              (cost $6,052,096)(b)............................  $6,822,143
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $6,054,552 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 941,790
   Unrealized depreciation.......................   (174,199)
                                                   ---------
   Net unrealized appreciation...................  $ 767,591
                                                   =========

 (c) Market value of investments in foreign securities represents 31.78% of total net assets as of July 31, 2004.

 (d) The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

   PERIOD
   ACQUIRED   SHARES             SECURITY            COST BASIS
   --------   ------             --------            ----------
   2004          10    Japan Tobacco, Inc.            $75,991
   2000       1,205    SensAble Technologies, Inc.      4,000
                       Class C Private Placement

     The aggregate value of these securities at July 31, 2004, is $75,184 which represents 1.17% of net assets.

 (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $100,222 which represents 1.56% of total net assets.

 THE HARTFORD CAPITAL APPRECIATION FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (g) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004, was $1,078,607, which represents 16.33% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                                                PERCENTAGE OF
   DIVERSIFICATION BY COUNTRY                    NET ASSETS
   --------------------------                   -------------
   United States                                     74.1%
   Japan                                              7.8%
   Canada                                             3.8%
   United Kingdom                                     3.2%
   South Korea                                        3.0%
   Switzerland                                        2.6%
   Brazil                                             2.4%
   South Africa                                       1.8%
   Norway                                             1.3%
   Mexico                                             1.0%
   Korea                                              1.0%
   Australia                                          0.9%
   Israel                                             0.8%
   Taiwan                                             0.8%
   Cayman Islands                                     0.4%
   Indonesia                                          0.4%
   France                                             0.3%
   India                                              0.2%
   Russia                                             0.2%
                                                    -----
   Total                                            106.0%
                                                    -----

           FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                               CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                               MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-------------------------------------------------         ------------         --------         ----------         --------------
Canadian Dollar (Buy)                                       $  1,489           $  1,487         08/03/2004            $      2
Canadian Dollar (Buy)                                            354                355         08/04/2004                  (1)
South Africa Rand (Buy)                                      141,352            128,216         12/31/2004              13,136
South Africa Rand (Sell)                                     141,352            123,633         12/31/2004             (17,719)
                                                                                                                      --------
                                                                                                                      $ (4,582)
                                                                                                                      ========

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE
---------                                                       ------
EQUITY FUNDS -- 21.0%
     8      The Hartford Capital Appreciation Fund, Class
              Y(a)............................................  $  260
    10      The Hartford Disciplined Equity Fund, Class Y.....     111
    14      The Hartford Global Leaders Fund, Class Y(a)......     222
    21      The Hartford International Capital Appreciation
              Fund, Class Y...................................     222
     9      The Hartford MidCap Value Fund, Class Y(a)........     111
    23      The Hartford Stock Fund, Class Y(a)...............     408
    11      The Hartford Value Opportunities Fund, Class
              Y(a)............................................     148
                                                                ------
            Total equity funds (cost $1,498)..................  $1,482
                                                                ------
FIXED INCOME FUNDS -- 28.4%
    52      The Hartford High Yield Fund, Class Y.............     408
    42      The Hartford Inflation Plus Fund, Class Y.........     447
    59      The Hartford Short Duration Fund, Class Y.........     593
    52      The Hartford Total Return Bond Fund, Class Y......     557
                                                                ------
            Total fixed income funds (cost $2,007)............  $2,005
                                                                ------
MONEY MARKET FUND -- 3.2%
   222      The Hartford Money Market Fund, Class Y...........     222
                                                                ------
            Total money market fund (cost $222)...............  $  222
                                                                ------
            Total investments in securities (cost
              $3,727)(b)......................................  $3,709
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $3,727 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation............................  $ --
   Unrealized depreciation............................   (18)
                                                        ----
   Net unrealized depreciation........................  $(18)
                                                        ====

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 4.7%
      39    3M Co. ...........................................  $  3,187
      36    Air Products and Chemicals, Inc. (with rights)....     1,863
     116    Gillette Co. (with rights)........................     4,514
     102    Kimberly-Clark Corp. .............................     6,535
                                                                --------
                                                                  16,099
                                                                --------
            CAPITAL GOODS -- 5.9%
      45    General Dynamics Corp. ...........................     4,486
     119    Graco, Inc. (with rights).........................     3,733
      10    Ingersoll-Rand Co. Class A (with rights)..........       653
      55    Pitney Bowes, Inc. (with rights)..................     2,321
      95    United Technologies Corp. ........................     8,911
                                                                --------
                                                                  20,104
                                                                --------
            CONSUMER CYCLICAL -- 6.9%
     168    Delphi Corp. .....................................     1,594
     140    Federated Department Stores.......................     6,690
     157    Gap, Inc. ........................................     3,555
      59    Lennar Corp. Class A..............................     2,514
      72    McDonald's Corp. .................................     1,991
      47    NIKE, Inc. Class B................................     3,446
      68    Supervalu, Inc. (with rights).....................     1,953
      34    Wal-Mart Stores, Inc. ............................     1,776
                                                                --------
                                                                  23,519
                                                                --------
            CONSUMER STAPLES -- 7.4%
     128    Altria Group, Inc. ...............................     6,078
     102    Coca-Cola Co. ....................................     4,456
     135    Coca-Cola Enterprises, Inc. ......................     2,750
      69    Colgate-Palmolive Co. (with rights)...............     3,660
      49    PepsiCo, Inc. ....................................     2,450
      97    Weyerhaeuser Co. .................................     5,983
                                                                --------
                                                                  25,377
                                                                --------
            ENERGY -- 6.9%
      52    ChevronTexaco Corp. ..............................     4,993
      63    ConocoPhillips (with rights)......................     4,970
      29    Devon Energy Corp. ...............................     1,980
      88    Exxon Mobil Corp. ................................     4,084
     105    Marathon Oil Corp. ...............................     3,959
      91    Unocal Corp. (with rights)........................     3,539
                                                                --------
                                                                  23,525
                                                                --------
            FINANCE AND INSURANCE -- 22.6%
      78    ACE Ltd. (with rights)............................     3,178
     148    Bank of America Corp. ............................    12,539
      42    Capital One Financial Corp. ......................     2,904
     304    Citigroup, Inc. ..................................    13,406
      77    Countrywide Financial Corp. ......................     5,541
     101    Fannie Mae........................................     7,153
      47    Freddie Mac.......................................     3,023
      24    Golden West Financial Corp. ......................     2,577
      15    Goldman Sachs Group, Inc. ........................     1,279
      77    MBIA, Inc. .......................................     4,140
     199    Medco Health Solutions, Inc.(a)...................     6,015
      58    Merrill Lynch & Co., Inc. ........................     2,869

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
      29    Morgan Stanley (with rights)......................  $  1,445
      60    Regions Financial Corp.(a)........................     1,778
     143    St. Paul Travelers Companies, Inc. ...............     5,305
      50    XL Capital Ltd. Class A (with rights).............     3,520
                                                                --------
                                                                  76,672
                                                                --------
            HEALTH CARE -- 10.9%
     196    Abbott Laboratories (with rights).................     7,701
      23    Cardinal Health, Inc. ............................     1,015
      26    Cephalon, Inc.(a).................................     1,308
      44    Forest Laboratories, Inc. (with rights)(a)........     2,228
      85    Genzyme Corp.(a)..................................     4,369
      27    Gilead Sciences, Inc.(a)..........................     1,713
      16    Hospira, Inc.(a)..................................       416
     196    King Pharmaceuticals, Inc.(a).....................     2,214
     365    Pfizer, Inc. (with rights)........................    11,661
     235    Schering-Plough Corp. (with rights)...............     4,577
                                                                --------
                                                                  37,202
                                                                --------
            SERVICES -- 6.4%
     132    Accenture Ltd. Class A(a).........................     3,254
      99    Cendant Corp. ....................................     2,261
      46    Clear Channel Communications, Inc. ...............     1,653
     113    Comcast Corp. Class A(a)..........................     3,089
      57    Comcast Corp. Special Class A(a)..................     1,536
      36    FedEx Corp. ......................................     2,948
      34    Gannett Co., Inc. (with rights)...................     2,810
      33    Omnicom Group, Inc. ..............................     2,391
      66    Waste Management, Inc. ...........................     1,846
                                                                --------
                                                                  21,788
                                                                --------
            TECHNOLOGY -- 23.0%
      38    Adobe Systems, Inc. (with rights).................     1,620
     143    Altera Corp.(a)...................................     2,979
      50    BEA Systems, Inc.(a)..............................       326
     338    Cisco Systems, Inc. (with rights)(a)..............     7,042
     139    Citizens Communications Co. (with rights)(a)......     1,999
      99    First Data Corp. .................................     4,407
     155    General Electric Co. .............................     5,160
      59    Intel Corp. ......................................     1,436
      79    International Business Machines Corp. ............     6,887
     559    Microsoft Corp. ..................................    15,901
     334    Motorola, Inc. (with rights)......................     5,325
     144    National Semiconductor Corp.(a)...................     2,468
     227    Nextel Communications, Inc. Class A(a)............     5,173
      59    Scientific-Atlanta, Inc. (with rights)............     1,799
     155    Sprint Corp. (with rights)........................     2,888
      41    Tektronix, Inc. (with rights).....................     1,249
     223    Texas Instruments, Inc. (with rights).............     4,748
     331    Time Warner, Inc. (with rights)(a)................     5,509
      48    Xilinx, Inc.(a)...................................     1,418
                                                                --------
                                                                  78,334
                                                                --------
            TRANSPORTATION -- 0.6%
      81    Norfolk Southern Corp. ...........................     2,154
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UTILITIES -- 2.6%
      28    Ameren Corp. (with rights)........................  $  1,256
     182    Exelon Corp. .....................................     6,346
      32    Public Service Enterprise Group, Inc. ............     1,264
                                                                --------
                                                                   8,866
                                                                --------
            Total common stock
              (cost $314,256).................................  $333,640
                                                                --------
SHORT-TERM INVESTMENTS -- 2.0%
            FINANCE -- 2.0%
     368    ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $    368
   3,244    BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................     3,244
   3,064    UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................     3,064
                                                                --------
            Total short-term investments
              (cost $6,676)...................................  $  6,676
                                                                --------
            Total investments in securities
              (cost $320,932)(b)..............................  $340,316
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes was $323,883 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 28,126
   Unrealized depreciation........................   (11,693)
                                                    --------
   Net unrealized appreciation....................  $ 16,433
                                                    ========

 (c) Cash of $369 is pledged as initial margin deposit for open long financial futures position detailed below:

                                        MARKET                      UNREALIZED
                           NUMBER       VALUE                      DEPRECIATION
                             OF       COVERED BY                        AT
          ISSUER          CONTRACTS   CONTRACTS      EXPIRATION     7/31/2004
   ---------------------  ---------   ----------   --------------  ------------
   Standard & Poor's         115        6,331      September 2004      $149
     500................

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- 95.8%
            BASIC MATERIALS -- 9.9%
     811    Abitibi-Consolidated, Inc. .......................  $    5,336
     887    Alcoa, Inc. ......................................      28,420
     213    Bowater, Inc. ....................................       7,926
     332    Dow Chemical Co. .................................      13,224
   1,101    DuPont (E.I.) de Nemours & Co. ...................      47,211
     364    Gillette Co. (with rights)........................      14,177
     660    International Paper Co. ..........................      28,527
     359    Kimberly-Clark Corp. .............................      22,982
     221    Rio Tinto plc ADR.................................      23,208
     618    Rohm & Haas Co. (with rights).....................      24,237
     284    Temple-Inland, Inc. (with rights).................      19,349
                                                                ----------
                                                                   234,597
                                                                ----------
            CAPITAL GOODS -- 5.7%
     324    General Dynamics Corp. ...........................      32,008
     571    Honeywell International, Inc. ....................      21,479
     448    Parker-Hannifin Corp. (with rights)...............      25,712
     552    Pitney Bowes, Inc. (with rights)..................      23,307
     132    United Technologies Corp. ........................      12,342
   1,441    Xerox Corp. (with rights)(a)......................      19,970
                                                                ----------
                                                                   134,818
                                                                ----------
            CONSUMER CYCLICAL -- 6.1%
     334    Avery Dennison Corp. (with rights)................      20,230
     310    Caterpillar, Inc. (with rights)...................      22,767
   1,923    Delphi Corp. .....................................      18,287
     349    Genuine Parts Co. ................................      13,149
      29    Grainger (W.W.), Inc. (with rights)...............       1,541
     938    Mattel, Inc. .....................................      16,439
   1,071    McDonald's Corp. .................................      29,442
   1,016    TJX Companies, Inc. ..............................      23,843
                                                                ----------
                                                                   145,698
                                                                ----------
            CONSUMER STAPLES -- 7.4%
     577    Altria Group, Inc. ...............................      27,446
     389    Coca-Cola Enterprises, Inc. ......................       7,936
     247    Colgate-Palmolive Co. (with rights)...............      13,140
     868    EnCana Corp. .....................................      38,469
     474    General Mills, Inc. ..............................      21,265
     262    PepsiCo, Inc. ....................................      13,080
     814    Sara Lee Corp. (with rights)......................      17,882
     608    Weyerhaeuser Co. .................................      37,702
                                                                ----------
                                                                   176,920
                                                                ----------
            ENERGY -- 12.2%
     314    Anadarko Petroleum Corp. (with rights)............      18,762
     705    BP plc ADR........................................      39,717
     441    ChevronTexaco Corp. ..............................      42,163
   1,644    Exxon Mobil Corp. ................................      76,123
     416    Progress Energy, Inc. ............................      17,543
     675    Royal Dutch Petroleum Co. NY Shares...............      33,953
     325    Schlumberger Ltd. ................................      20,923
     432    Total S.A. ADR....................................      42,094
                                                                ----------
                                                                   291,278
                                                                ----------
            FINANCE AND INSURANCE -- 18.2%
     267    ACE Ltd. (with rights)............................      10,833
     477    American International Group, Inc. ...............      33,707
     634    Bank of America Corp. ............................      53,854

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
   1,348    Citigroup, Inc. ..................................  $   59,411
     195    Comerica, Inc. (with rights)......................      11,413
     447    Franklin Resources, Inc. .........................      21,548
     473    Freddie Mac.......................................      30,425
     165    Goldman Sachs Group, Inc. ........................      14,516
      78    HSBC Holdings plc ADR.............................       5,764
     828    J.P. Morgan Chase & Co............................      30,925
     320    Marsh & McLennan Companies, Inc. (with rights)....      14,202
     363    MBIA, Inc. .......................................      19,619
     235    MBNA Corp. .......................................       5,792
     267    Merrill Lynch & Co., Inc..........................      13,250
     392    Prudential Financial, Inc.(a).....................      18,233
     487    St. Paul Travelers Companies, Inc. ...............      18,068
     650    Synovus Financial Corp. (with rights).............      16,566
     281    UBS AG............................................      18,749
     402    XL Capital Ltd. Class A (with rights).............      28,399
     130    Zions Bancorporation..............................       7,841
                                                                ----------
                                                                   433,115
                                                                ----------
            HEALTH CARE -- 9.7%
   1,204    Abbott Laboratories (with rights).................      47,393
     438    AstraZeneca plc ADR...............................      19,679
     162    Aventis S.A. ADR..................................      12,749
     619    Baxter International, Inc. (with rights)..........      18,613
     127    Becton, Dickinson & Co. (with rights).............       5,989
     388    Cardinal Health, Inc..............................      17,244
     108    Hospira, Inc.(a)..................................       2,792
     370    Lilly (Eli) & Co. (with rights)...................      23,564
     260    McKesson Corp.....................................       8,367
     636    Pfizer, Inc. (with rights)........................      20,328
   1,622    Schering-Plough Corp. (with rights)...............      31,572
     676    Wyeth (with rights)...............................      23,938
                                                                ----------
                                                                   232,228
                                                                ----------
            SERVICES -- 3.9%
     393    Comcast Corp. Class A(a)..........................      10,769
     507    Comcast Corp. Special Class A(a)..................      13,574
     237    FedEx Corp. ......................................      19,397
     280    Gannett Co., Inc. (with rights)...................      23,279
     916    Waste Management, Inc. ...........................      25,765
                                                                ----------
                                                                    92,784
                                                                ----------
            TECHNOLOGY -- 14.5%
     569    Apple Computer, Inc.(a)...........................      18,392
     920    BellSouth Corp. (with rights).....................      24,923
   1,080    EMC Corp.(a)......................................      11,851
     302    Emerson Electric Co. (with rights)................      18,344
     707    General Electric Co. .............................      23,498
     469    International Business Machines Corp. ............      40,862
   1,096    Microsoft Corp. ..................................      31,195
   1,453    Motorola, Inc. (with rights)......................      23,142
   1,132    SBC Communications, Inc. .........................      28,677
     193    Sony Corp. ADR....................................       6,691
   1,115    Sprint Corp. (with rights)........................      20,836
     851    Texas Instruments, Inc. (with rights).............      18,143
   1,340    Time Warner, Inc. (with rights)(a)................      22,314
   1,511    Verizon Communications, Inc. .....................      58,231
                                                                ----------
                                                                   347,099
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 4.0%
     426    Canadian Pacific Railway Ltd. ADR.................  $   10,838
     874    CSX Corp. (with rights)...........................      27,369
     360    Norfolk Southern Corp. ...........................       9,606
     825    Southwest Airlines Co. (with rights)..............      11,942
     587    Union Pacific Corp. ..............................      33,089
     104    USF Corp. ........................................       3,699
                                                                ----------
                                                                    96,543
                                                                ----------
            UTILITIES -- 4.2%
     346    Dominion Resources, Inc. .........................      21,951
   1,006    Exelon Corp. .....................................      35,105
     415    FPL Group, Inc. (with rights).....................      27,969
     376    Pinnacle West Capital Corp. (with rights).........      15,232
                                                                ----------
                                                                   100,257
                                                                ----------
            Total common stock
              (cost $2,106,504)...............................  $2,285,337
                                                                ==========
SHORT-TERM INVESTMENTS -- 3.9%
            FINANCE -- 3.9%
   5,184    ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................       5,184
  45,747    BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................      45,747
  43,202    UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................      43,202
                                                                ----------
            Total short-term investments
              (cost $94,133)..................................  $   94,133
                                                                ==========
            Total investments in securities
              (cost $2,200,637)(b)............................  $2,379,470
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $2,210,550 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $216,446
      Unrealized depreciation........................   (47,526)
                                                       --------
      Net unrealized appreciation....................  $168,920
                                                       ========

 (c) Market value of investments in foreign securities represents 10.78% of total net assets as of July 31, 2004.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 10.6%
     35     Air Products and Chemicals, Inc. (with rights)....  $  1,832
    236     Alcoa, Inc. ......................................     7,565
     79     Dow Chemical Co. .................................     3,132
    122     DuPont (E.I.) de Nemours & Co. ...................     5,251
     50     Kimberly-Clark Corp. .............................     3,193
     50     PPG Industries, Inc. .............................     2,937
                                                                --------
                                                                  23,910
                                                                --------
            CAPITAL GOODS -- 1.0%
     59     Rockwell Automation, Inc. ........................     2,199
                                                                --------
            CONSUMER CYCLICAL -- 6.5%
    118     Caterpillar, Inc. (with rights)...................     8,708
    142     General Motors Corp. .............................     6,135
                                                                --------
                                                                  14,843
                                                                --------
            CONSUMER STAPLES -- 7.1%
     75     Altria Group, Inc. ...............................     3,565
     57     General Mills, Inc. ..............................     2,552
     49     Heinz (H.J.) Co. .................................     1,809
     73     Kellogg Co. ......................................     3,048
     83     Weyerhaeuser Co. .................................     5,165
                                                                --------
                                                                  16,139
                                                                --------
            ENERGY -- 10.3%
     75     BP plc ADR........................................     4,221
     36     ChevronTexaco Corp. ..............................     3,421
     60     ConocoPhillips (with rights)......................     4,697
    241     Exxon Mobil Corp. ................................    11,178
                                                                --------
                                                                  23,517
                                                                --------
            FINANCE AND INSURANCE -- 37.6%
      6     ACE Ltd. (with rights)............................       244
    129     Bank of America Corp. ............................    10,991
     55     Chubb Corp. (with rights).........................     3,806
    221     Citigroup, Inc. ..................................     9,744
     32     Fannie Mae........................................     2,267
     51     First Horizon National Corp. .....................     2,228
     16     General Growth Properties, Inc. ..................       475
     75     Goldman Sachs Group, Inc. ........................     6,605
     74     J.P. Morgan Chase & Co. ..........................     2,744
     42     Marsh & McLennan Companies, Inc. (with rights)....     1,859
    120     Merrill Lynch & Co., Inc. ........................     5,979
     97     Morgan Stanley (with rights)......................     4,782
    159     National City Corp. ..............................     5,789
    106     PNC Financial Services Group, Inc. (with
              rights).........................................     5,385
    110     St. Paul Travelers Companies, Inc. ...............     4,094
     90     SunTrust Banks, Inc. .............................     5,947
     25     U.S. Bancorp (with rights)........................       721
     39     Wachovia Corp. (with rights)......................     1,736
     19     Washington Mutual, Inc. (with rights).............       746
     77     Wells Fargo & Co. (with rights)...................     4,426
     71     XL Capital Ltd. Class A (with rights).............     5,006
                                                                --------
                                                                  85,574
                                                                --------
            HEALTH CARE -- 7.2%
     87     Abbott Laboratories (with rights).................     3,408
     74     Baxter International, Inc. (with rights)..........     2,218

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     49     Merck & Co., Inc. ................................  $  2,214
    136     Pfizer, Inc. (with rights)........................     4,340
    122     Wyeth (with rights)...............................     4,307
                                                                --------
                                                                  16,487
                                                                --------
            SERVICES -- 1.2%
     34     Gannett Co., Inc. (with rights)...................     2,845
                                                                --------
            TECHNOLOGY -- 5.7%
     58     BellSouth Corp. (with rights).....................     1,562
     73     Emerson Electric Co. (with rights)................     4,449
     90     Hewlett-Packard Co. ..............................     1,822
    123     SBC Communications, Inc. .........................     3,123
     52     Verizon Communications, Inc. .....................     1,991
                                                                --------
                                                                  12,947
                                                                --------
            TRANSPORTATION -- 3.9%
    201     Shell Transport & Trading Co. plc ADR.............     8,813
                                                                --------
            UTILITIES -- 7.7%
     71     Dominion Resources, Inc. .........................     4,512
     33     Entergy Corp. ....................................     1,869
    106     Exelon Corp. .....................................     3,703
     49     FPL Group, Inc. (with rights).....................     3,294
     44     SCANA Corp. ......................................     1,612
     67     TXU Corp. (with rights)...........................     2,649
                                                                --------
                                                                  17,639
                                                                --------
            Total common stock
              (cost $225,303).................................  $224,913
                                                                --------
SHORT-TERM INVESTMENTS -- 1.7%
            FINANCE -- 1.7%
    212     ABN AMRO Joint Repurchase Agreement, 1.31%,
              08/02/2004......................................  $    212
  1,867     BNP Paribas Joint Repurchase Agreement, 1.36%,
              08/02/2004......................................     1,867
  1,763     UBS Warburg Joint Repurchase Agreement, 1.37%,
              08/02/2004......................................     1,763
                                                                --------
                                                                   3,842
                                                                --------
            Total short-term investments
              (cost $3,842)...................................  $  3,842
                                                                --------
            Total investments in securities
              (cost $229,145)(a)..............................  $228,755
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $229,145 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,263
      Unrealized depreciation.........................   (7,653)
                                                        -------
      Net unrealized depreciation.....................  $  (390)
                                                        =======

 (b) Market value of investments in foreign securities represents 5.72% of total net assets as of July 31, 2004.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 98.8%
            BASIC MATERIALS -- 3.3%
   122      Alcoa, Inc. ......................................  $  3,917
                                                                --------
            CAPITAL GOODS -- 3.0%
    38      United Technologies Corp. ........................     3,572
                                                                --------
            CONSUMER CYCLICAL -- 5.8%
    48      Caterpillar, Inc. (with rights)...................     3,557
    47      NIKE, Inc. Class B................................     3,432
                                                                --------
                                                                   6,989
                                                                --------
            CONSUMER STAPLES -- 8.7%
    69      Anheuser-Busch Companies, Inc. (with rights)......     3,560
    64      Colgate-Palmolive Co. (with rights)...............     3,378
    67      Procter & Gamble Co. .............................     3,484
                                                                --------
                                                                  10,422
                                                                --------
            ENERGY -- 3.2%
    82      Exxon Mobil Corp. ................................     3,806
                                                                --------
            FINANCE AND INSURANCE -- 19.1%
    79      American Express Co. .............................     3,950
    66      American International Group, Inc. ...............     4,691
    59      Bank of America Corp. ............................     4,973
   135      Citigroup, Inc. ..................................     5,952
    75      Marsh & McLennan Companies, Inc. (with rights)....     3,328
                                                                --------
                                                                  22,894
                                                                --------
            HEALTH CARE -- 18.1%
    73      Amgen, Inc. (with rights)(a)......................     4,169
    65      Genzyme Corp.(a)..................................     3,328
    48      Lilly (Eli) & Co. (with rights)...................     3,052
    99      Medtronic, Inc. (with rights).....................     4,907
   197      Pfizer, Inc. (with rights)........................     6,303
                                                                --------
                                                                  21,759
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SERVICES -- 3.0%
    44      FedEx Corp. ......................................  $  3,635
                                                                --------
            TECHNOLOGY -- 34.6%
   168      Cisco Systems, Inc. (with rights)(a)..............     3,507
   327      EMC Corp.(a)......................................     3,584
   200      General Electric Co. .............................     6,660
   142      Hewlett-Packard Co. ..............................     2,857
   156      Intel Corp. ......................................     3,811
    67      Lockheed Martin Corp. ............................     3,556
   370      Microsoft Corp. ..................................    10,516
   151      Motorola, Inc. (with rights)......................     2,412
   273      Time Warner, Inc. (with rights)(a)................     4,537
                                                                --------
                                                                  41,440
                                                                --------
            Total common stock (cost $112,269)................  $118,434
                                                                --------
            Total investments in securities (cost
              $112,269)(b)....................................  $118,434
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $114,211 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 6,215



   Unrealized depreciation.........................   (1,992)
                                                     -------



   Net unrealized appreciation.....................  $ 4,223
                                                     =======

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 97.8%
            AUDIO AND VIDEO EQUIPMENT -- 1.6%
     1      Samsung Electronics Co. Ltd.(d)...................  $   193
                                                                -------
            CABLE & OTHER SUBSCRIPTION PROGRAMMING -- 0.5%
     2      Comcast Corp. Class A(a)..........................       55
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 13.5%
   109      KongZhong Corp.(a)H...............................      977
    53      Openwave Systems Inc.(a)H.........................      597
                                                                -------
                                                                  1,574
                                                                -------
            OTHER INFORMATION SERVICES -- 0.1%
    10      Primus Telecommunications Group, Inc.
              (with rights)H..................................       17
                                                                -------
            OTHER TELECOMMUNICATIONS -- 50.7%
    49      Brazil Telecom S.A. ADR...........................      528
   560      China Telecom Corp. Ltd.(d).......................      186
    36      France Telecom S.A.(d)............................      896
    10      KT Corp. ADR......................................      176
    30      P.T. Telekomunikasi Indonesia ADR.................      505
    36      Sprint Corp. (with rights)........................      672
   161      Telecom Italia S.p.A.(d)H.........................      347
    32      Telekom Austria AG(c)(d)..........................      497
24,000      Telemar Norte Leste S.A. .........................      432
    81      Telenor ASA(c)(d).................................      556
    22      Telkom South Africa Ltd. ADR......................    1,128
                                                                -------
                                                                  5,923
                                                                -------
            TELECOMMUNICATION RESELLERS -- 0.6%
     4      Chunghwa Telecom Co., Ltd. .......................       69
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 12.3%
     7      Deutsche Telekom AG(d)............................      118
   184      Eircom Group plc(a)(c)............................      319
     7      General Communication, Inc. Class A(a)H...........       58
   127      Koninklijke (Royal) KPN N.V.(d)H..................      937
                                                                -------
                                                                  1,432
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 3.7%
   164      Dobson Communications Corp.(a)H...................      437
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 14.8%
    38      Citizens Communications Co. (with rights)(a)......      544
    30      Nextel Communications, Inc. Class A(a)............      683
    23      Philippine Long Distance Telephone Co.(a)(d)......      502
                                                                -------
                                                                  1,729
                                                                -------
            Total common stock (cost $10,477).................  $11,429
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
PREFERRED STOCKS -- 1.2%
            INFORMATION -- OTHER TELECOMMUNICATIONS -- 1.2%
    11      Tele Norte Leste Participacoes S.A. ..............  $   137
                                                                -------
            Total preferred stocks (cost $113)................  $   137
                                                                -------
            Total long-term investments (cost $10,590)........  $11,566
                                                                -------
SHORT-TERM INVESTMENTS -- 26.4%
            BANKING -- 1.2%
     7      ABN AMRO Joint Repurchase Agreement, 1.31%,
              08/02/2004......................................  $     7
    66      BNP Paribas Joint Repurchase Agreement, 1.36%,
              08/02/2004......................................       66
    62      UBS Warburg Joint Repurchase Agreement, 1.37%,
              08/02/2004......................................       62
                                                                -------
                                                                    135
                                                                -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 25.2%
 2,949      Navigator Prime Portfolio.........................    2,949
                                                                -------
            Total short-term investments (cost $3,084)........  $ 3,084
                                                                -------
            Total investments in securities (cost
              $13,674)(b).....................................  $14,650
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes was $13,708 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $1,726



   Unrealized depreciation..........................    (784)
                                                      ------



   Net unrealized appreciation......................  $  942
                                                      ======

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $1,372, which represents 11.74% of total net assets.

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $4,232, which represents 36.22% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

--------------------------------------------------------------------------------

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          51.4%
South Africa                                            9.7
Brazil                                                  9.4
Cayman Islands                                          8.4
Netherlands                                             8.0
France                                                  7.7
Norway                                                  4.7
Indonesia                                               4.3
Philippines                                             4.3
Austria                                                 4.2
South Korea                                             3.2
Italy                                                   3.0
Ireland                                                 2.7
China                                                   1.6
Germany                                                 1.0
Taiwan                                                  0.6
                                                      -----
Total                                                 124.2%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                AT JULY 31, 2004

                                                                                                                   UNREALIZED
                                                              MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                   VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                   ------         --------         ----------         --------------
Norwegian Krone (Sell)                                         $34             $34            08/03/2004                @@

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 99.1%
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 5.2%
     25     Clark, Inc.(a)....................................  $   373
     13     Marsh & McLennan Companies, Inc. (with rights)....      577
                                                                -------
                                                                    950
                                                                -------
            COMMERCIAL BANKING -- 10.4%
     44     Barclays plc(d)...................................      365
     12     UBS AG(d).........................................      811
     42     UniCredito Italiano S.p.A.(d)H....................      200
     46     Westpac Banking Corp.(d)..........................      542
                                                                -------
                                                                  1,918
                                                                -------
            CONSUMER LENDING -- 1.0%
      3     Takefuji Corp.(d)H................................      189
                                                                -------
            DEPOSITORY CREDIT BANKING -- 31.0%
     50     Banco Bilbao Vizcaya Argentaria S.A.(d)H..........      666
     11     Bank of America Corp. ............................      893
      6     Bank of Hawaii Corp. .............................      288
      6     Canadian Western Bank.............................      201
     20     Citigroup, Inc. ..................................      868
      7     Golden West Financial Corp. ......................      780
     37     Hibernia Corp. Class A............................      931
     74     HSBC Holdings plc(d)..............................    1,092
                                                                -------
                                                                  5,719
                                                                -------
            INSURANCE CARRIERS -- 19.9%
     20     ACE Ltd. (with rights)............................      812
      8     AMBAC Financial Group, Inc. ......................      540
     10     American International Group, Inc. ...............      728
     16     Cincinnati Financial Corp. .......................      658
      8     Converium Holding AG ADR..........................       88
      7     MBIA, Inc. .......................................      389
     11     Reinsurance Group of America......................      454
                                                                -------
                                                                  3,669
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN
            BANKS) -- 6.8%
     19     Northern Rock plc(d)..............................      246
     25     Royal Bank of Scotland Group plc(c)(d)............      708
     19     St. George Bank Ltd.(d)H..........................      288
      2     Sumitomo Trust & Banking Co. Ltd.(d)..............       12
                                                                -------
                                                                  1,254
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 2.8%
     @@     Mitsubishi Tokyo Financial Group, Inc.(d).........      477
     @@     Sumitomo Mitsui Financial Group, Inc.(d)H.........       42
                                                                -------
                                                                    519
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 8.2%
     25     Banco Latinoamericano de Exportaciones S.A. ADR
              Class E.........................................      393
     10     Fannie Mae........................................      738
      6     Freddie Mac.......................................      379
                                                                -------
                                                                  1,510
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 7.9%
     17     AMVESCAP plc(d)...................................       87
      2     Eaton Vance Corp. ................................       83

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES --
            (CONTINUED)
      8     Franklin Resources, Inc. .........................  $   391
      4     Nomura Holdings, Inc.(d)..........................       55
     68     Nordea Bank AB(d).................................      461
      9     State Street Corp. (with rights)..................      372
                                                                -------
                                                                  1,449
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 1.8%
      5     Countrywide Financial Corp. ......................      335
                                                                -------
            SECURITIES AND COMMODITY EXCHANGES -- 0.3%
     10     Nasdaq Stock Market, Inc.(a)H.....................       64
                                                                -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 3.8%
      4     Goldman Sachs Group, Inc. ........................      344
      7     Merrill Lynch & Co., Inc. ........................      353
                                                                -------
                                                                    697
                                                                -------
            Total common stock (cost $17,518).................  $18,273
                                                                -------
SHORT-TERM INVESTMENTS -- 6.6%
            BANKING -- 0.5%
      5     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $     5
     44     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................       44
     41     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................       41
                                                                -------
                                                                     90
                                                                -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.1%
  1,121     Navigator Prime Portfolio.........................    1,121
                                                                -------
            Total short-term investments (cost $1,211)........  $ 1,211
                                                                -------
            Total investments in securities (cost
              $18,729)(b).....................................  $19,484
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $18,814 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation...........................  $1,447
    Unrealized depreciation...........................    (777)
                                                        ------
    Net unrealized appreciation.......................  $  670
                                                        ======

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of
     1933, as amended, and may be sold to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate vale of these securities at July 31, 2004, was $708, which represents 3.84% July 31, 2004.

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $6,241, which represents 33.85% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                     ------         --------         ----------         --------------
Japanese Yen (Sell)                                              $41             $41            08/04/2004               @@
                                                                                                                        ---
                                                                                                                        $@@
                                                                                                                        ===

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                         68.1%
United Kingdom                                        13.6
Switzerland                                            4.9
Australia                                              4.5
Japan                                                  4.2
Spain                                                  3.6
Sweden                                                 2.5
Panama                                                 2.1
Italy                                                  1.1
Canada                                                 1.1
                                                      ----
Total                                                 99.6%
                                                      ====

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 97.4%
            AGENCIES, BROKERAGES, OTHER INSURANCE
            ACTIVITIES -- 3.3%
    315     Medco Health Solutions, Inc.(a)...................  $  9,541
                                                                --------
            BASIC CHEMICAL MANUFACTURING -- 0.9%
    101     Bayer AG(c).......................................     2,704
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 7.1%
    202     Cardinal Health, Inc. ............................     8,976
    369     McKesson Corp. ...................................    11,861
                                                                --------
                                                                  20,837
                                                                --------
            ELECTRICAL EQUIP MANUF -- 1.1%
    165     Olympus Corp.(c)..................................     3,181
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 5.6%
    110     Guidant Corp. ....................................     6,080
    210     Medtronic, Inc. (with rights).....................    10,436
                                                                --------
                                                                  16,516
                                                                --------
            INSURANCE CARRIERS -- 2.9%
     49     Aetna, Inc. ......................................     4,213
     52     Anthem, Inc.(a)H..................................     4,305
                                                                --------
                                                                   8,518
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 4.0%
    187     Baxter International, Inc. (with rights)..........     5,623
     66     Becton, Dickinson & Co. (with rights).............     3,103
    279     Gambro AB Class B(c)H.............................     2,886
                                                                --------
                                                                  11,612
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 2.0%
     54     Beckman Coulter, Inc. (with rights)...............     2,968
    265     Bruker BioSciences Corp.(a).......................     1,077
    162     CTI Molecular Imaging, Inc.(a)H...................     1,695
                                                                --------
                                                                   5,740
                                                                --------
            OFFICES OF PHYSICIANS -- 0.9%
     76     Edwards Lifesciences Corp.(a).....................     2,662
                                                                --------
            OTHER CHEMICAL AND PREPARATION -- 0.5%
     58     Connetics Corp.(a)H...............................     1,602
                                                                --------
            OUTPATIENT CARE CENTERS -- 0.7%
    113     Humana, Inc.(a)...................................     2,041
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 51.7%
    345     Abbott Laboratories (with rights).................    13,591
    101     Abgenix, Inc. (with rights)(a)H...................       983
    136     Amylin Pharmaceuticals, Inc.(a)...................     2,802
    299     AstraZeneca plc ADR...............................    13,440
    112     AtheroGenics, Inc. (with rights)(a)...............     1,612
    155     Aventis S.A. ADR..................................    12,183
     74     Cephalon, Inc.(a)H................................     3,733
     20     Cytokinetics, Inc.(a)H............................       164
    227     Eisai Co. Ltd.(c).................................     6,659
    163     Forest Laboratories, Inc. (with rights)(a)........     8,182
    289     Fujisawa Pharmaceutical Co. Ltd.(c)...............     6,994

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING --
            (CONTINUED)
     68     Hospira, Inc.(a)..................................  $  1,766
     63     ILEX Oncology, Inc. (with rights)(a)H.............     1,592
    393     King Pharmaceuticals, Inc.(a).....................     4,437
    166     Lilly (Eli) & Co. (with rights)...................    10,603
    268     Novartis AG(c)....................................    11,982
     76     NPS Pharmaceuticals, Inc.(a)H.....................     1,416
     25     OSI Pharmaceuticals, Inc. (with rights)(a)H.......     1,503
    192     Sankyo Co. Ltd.(c)................................     4,145
  1,000     Schering-Plough Corp. (with rights)...............    19,460
     67     Schwarz Pharma AG(c)H.............................     2,159
    366     Shionogi & Co. Ltd.(c)............................     6,514
     66     Takeda Pharmaceutical Co. Ltd.(c).................     3,089
     90     Vertex Pharmaceuticals, Inc.(a)H..................       831
    133     Watson Pharmaceuticals, Inc.(a)...................     3,345
    234     Wyeth (with rights)...............................     8,280
                                                                --------
                                                                 151,465
                                                                --------
            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL
            SERVICES -- 0.9%
     26     Dendrite International, Inc. (with rights)(a).....       389
    290     Exelixis, Inc.(a)H................................     2,297
                                                                --------
                                                                   2,686
                                                                --------
            PUBLIC -- ADMINISTRATION OF HUMAN RESOURCE
            PROGRAMS -- 0.2%
      9     Express Scripts, Inc. (with rights)(a)............       597
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES --15.6%
    419     Applera Corp. -- Celera Genomics Group(a).........     4,918
    100     ARIAD Pharmaceuticals, Inc. (with rights)(a)H.....       550
    171     Ciphergen Biosystems, Inc.(a)H....................       701
    145     CV Therapeutics, Inc. (with rights)(a)H...........     1,935
    323     Elan Corp. plc ADR(a)H............................     6,638
    272     Genzyme Corp.(a)..................................    13,957
     67     Gilead Sciences, Inc.(a)..........................     4,337
    223     Human Genome Sciences, Inc. (with rights)(a)H.....     2,237
     57     ICOS Corp. (with rights)(a)H......................     1,376
    156     Medicines Co.(a)..................................     4,133
    196     Millennium Pharmaceuticals, Inc. (with
              rights)(a)......................................     2,182
    152     Regeneron Pharmaceutical, Inc.(a)H................     1,298
     86     Zymogenetics, Inc.(a)H............................     1,397
                                                                --------
                                                                  45,659
                                                                --------
            Total common stock (cost $276,973)................  $285,361
                                                                --------
SHORT-TERM INVESTMENTS -- 15.9%
            BANKING -- 2.5%
    408     ABN AMRO Joint Repurchase Agreement, 1.31%,
              08/02/2004......................................  $    408
  3,599     BNP Paribas Joint Repurchase Agreement, 1.36%,
              08/02/2004......................................     3,599
  3,399     UBS Warburg Joint Repurchase Agreement, 1.37%,
              08/02/2004......................................     3,399
                                                                --------
                                                                   7,406
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 13.4%
 39,110     Navigator Prime Portfolio.........................  $ 39,110
                                                                --------
            Total short-term investments (cost $46,516).......  $ 46,516
                                                                --------
            Total investments in securities (cost
              $323,489)(b)....................................  $331,877
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $324,448 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 29,231
      Unrealized depreciation........................   (21,802)
                                                       --------
      Net unrealized appreciation....................  $  7,429
                                                       ========

 (c) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $50,313, which represents 17.18% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                          85.1%
Japan                                                  10.4
United Kingdom                                          4.5
France                                                  4.2
Switzerland                                             4.1
Ireland                                                 2.3
Germany                                                 1.7
Sweden                                                  1.0
                                                      -----
Total                                                 113.3%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF JULY 31, 2004

                                                                                                                   UNREALIZED
                                                              MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                   VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                   ------         --------         ----------         --------------
Swedish Krona (Sell)                                           $327            $327           08/04/2004              $ @@

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 97.0%
            CANADA -- 4.3%
     119    Canadian National Railway Co. (Transportation)....  $  5,332
     372    Research In Motion Ltd.(a) (Technology)...........    22,916
                                                                --------
                                                                  28,248
                                                                --------
            FRANCE -- 12.2%
   1,545    Alcatel S.A.(e)H (Technology).....................    20,028
     152    Cie Generale D'Optique Essilor International
              S.A.(e)H (Basic Materials)......................     9,332
      82    Groupe Danone(e)H (Consumer Staples)..............     6,742
       9    Pernod Ricard(e)H (Consumer Staples)..............     1,096
     135    Pinault-Printemps-Redoute S.A.(e)H (Consumer
              Cyclical).......................................    13,247
      68    Total S.A.(e)H (Energy)...........................    13,231
     701    Vivendi Universal S.A.(e)H (Services).............    17,519
                                                                --------
                                                                  81,195
                                                                --------
            GERMANY -- 4.5%
      77    Allianz AG(e) (Finance and Insurance).............     7,464
     148    Bayerische Motoren Werke (BMW) AG(e) (Consumer
              Cyclical).......................................     6,602
     219    DaimlerChrysler AG(e) (Consumer Cyclical).........     9,840
      61    Muenchener Rueckversicherungs-Gesellschaft AG(e)H
              (Finance and Insurance).........................     5,898
                                                                --------
                                                                  29,804
                                                                --------
            HONG KONG -- 0.9%
   3,847    CNOOC Ltd. (Energy)...............................     1,862
     863    Esprit Holdings Ltd.(e) (Consumer Cyclical).......     3,837
                                                                --------
                                                                   5,699
                                                                --------
            IRELAND -- 4.4%
   1,424    Elan Corp. plc ADR(a)H (Health Care)..............    29,254
                                                                --------
            ITALY -- 0.9%
     294    Autostrade S.p.A.(e) (Consumer Cyclical)..........     5,741
                                                                --------
            JAPAN -- 6.1%
     307    Bridgestone Corp.(e) (Consumer Cyclical)..........     5,521
       1    Japan Tobacco, Inc.(d)(e) (Consumer Staples)......     7,373
     120    Nintendo Co. Ltd.(e) (Consumer Cyclical)..........    13,325
      24    ORIX Corp.(e) (Finance and Insurance).............     2,619
      61    Takefuji Corp.(e) (Finance and Insurance).........     4,374
     172    Trend Micro, Inc.(e) (Technology).................     7,006
                                                                --------
                                                                  40,218
                                                                --------
            LUXEMBOURGH -- 0.3%
     265    SES Global(c) (Technology)........................     2,229
                                                                --------
            NETHERLANDS -- 3.0%
     481    European Aeronautic Defence and Space Co.(e)H
              (Capital Goods).................................    13,269
     115    Koninklijke (Royal) KPN N.V.(a)(e) (Consumer
              Staples)........................................     3,584
     194    Wolters Kluwer N.V.(e) (Services).................     3,261
                                                                --------
                                                                  20,114
                                                                --------
            RUSSIA -- 1.2%
      75    LUKOIL ADR (Energy)...............................     8,247
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SOUTH KOREA -- 1.3%
     182    LG Electronics, Inc.(e)H (Consumer Cyclical)......  $  7,567
       7    Samsung Electronics Co. Ltd. GDR(c)
              (Technology)....................................     1,243
                                                                --------
                                                                   8,810
                                                                --------
            SWEDEN -- 1.3%
   3,156    Telefonaktiebolaget LM Ericsson(e) (Technology)...     8,428
                                                                --------
            SWITZERLAND -- 1.5%
     103    Roche Holding AG(e) (Health Care).................    10,115
                                                                --------
            UNITED KINGDOM -- 14.7%
   1,105    BAE Systems plc(e) (Capital Goods)................     4,292
   1,477    BP plc(e) (Energy)................................    13,795
     694    British Airways plc(a)(e) (Transportation)........     2,908
     429    British American Tobacco plc(e) (Consumer
              Staples)........................................     6,490
   1,523    Capita Group plc(e) (Services)....................     8,475
   3,366    Carphone Warehouse Group plc(e) (Technology)......     8,299
   2,296    Dixons Group plc(e) (Consumer Cyclical)...........     6,672
     782    GUS plc(e) (Consumer Cyclical)....................    12,235
   1,123    Kingfisher plc(e) (Consumer Cyclical).............     5,800
   1,826    Rolls-Royce Group plc(e) (Capital Goods)..........     8,007
     685    Standard Chartered plc(e) (Finance and
              Insurance)......................................    11,321
   4,240    Vodafone Group plc(e) (Technology)................     9,173
                                                                --------
                                                                  97,467
                                                                --------
            UNITED STATES -- 40.4%
     125    Apollo Group, Inc. Class A(a) (Services)..........    10,452
     233    Apple Computer, Inc.(a) (Technology)..............     7,522
     167    Bank of America Corp. (Finance and Insurance).....    14,231
      40    Barr Pharmaceuticals, Inc.(a) (Health Care).......     1,374
     174    BJ Services Co. (Energy)..........................     8,631
     225    Cardinal Health, Inc. (Health Care)...............    10,004
     680    Cendant Corp. (Services)..........................    15,552
     752    Cisco Systems, Inc. (with rights)(a)
              (Technology)....................................    15,691
     102    Citigroup, Inc. (Finance and Insurance)...........     4,495
     147    Countrywide Financial Corp. (Finance and
              Insurance)......................................    10,581
     152    Dell, Inc. (with rights)(a) (Technology)..........     5,381
      62    eBay, Inc.(a) (Consumer Cyclical).................     4,880
     168    Gillette Co. (with rights) (Basic Materials)......     6,560
       5    Infosys Technologies Ltd. (Technology)............       245
      80    Medco Health Solutions, Inc.(a) (Finance and
              Insurance)......................................     2,424
     143    Medtronic, Inc. (with rights) (Health Care).......     7,093
     280    Microsoft Corp. (Technology)......................     7,955
     115    Nextel Communications, Inc. Class A(a)
              (Technology)....................................     2,627
      40    Qualcomm, Inc. (Technology).......................     2,756
     235    Red Hat, Inc.(a)H (Technology)....................     4,023
   1,209    Schering-Plough Corp. (with rights) (Health
              Care)...........................................    23,524
     135    Schlumberger Ltd. (Energy)........................     8,709

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (CONTINUED)
     117    Smith International, Inc. (with rights)(a)
              (Energy)........................................  $  6,825
     368    Staples, Inc. (Consumer Cyclical).................    10,637
     228    Starbucks Corp.(a) (Consumer Cyclical)............    10,721
     656    Tyco International Ltd. (with rights) (Capital
              Goods)..........................................    20,321
     358    Waste Management, Inc. (Services).................    10,063
     614    XM Satellite Radio Holdings, Inc. Class A (with
              rights)(a)H (Services)..........................    16,203
     603    Yahoo!, Inc. (with rights)(a) (Technology)........    18,579
                                                                --------
                                                                 268,059
                                                                --------
            Total common stock (cost $611,969)................  $643,628
                                                                --------
SHORT-TERM INVESTMENTS -- 19.9%
            FINANCE -- 1.5%
     535    ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $    535
   4,719    BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................     4,719
   4,457    UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................     4,457
                                                                --------
                                                                   9,711
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 18.4%
 122,189    Navigator Prime Portfolio.........................   122,189
                                                                --------
            Total short-term investments (cost $131,900)......  $131,900
                                                                --------
            Total investments in securities (cost
              $743,869)(b)....................................  $775,528
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $745,510 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.....................  $ 49,436
   Unrealized depreciation.....................   (19,418)
                                                 --------
   Net unrealized appreciation.................  $ 30,018
                                                 ========

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $3,472, which represents 0.52% of total net assets.
 (d) The following security is considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

   PERIOD                                     COST
   ACQUIRED  SHARES         SECURITY         BASIS
   --------  ------         --------         ------
   2004        1      Japan Tobacco, Inc.    $7,584

     The aggregate value of this security at July 31, 2004, is $7,373 which represents 1.11% of net assets.

 (e) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004, was $304,486, which represents 45.89% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                     ------         --------         ----------         --------------
British Pound (Buy)                                             $6,987          $7,010          08/02/2004              $(23)
British Pound (Buy)                                             6,538            6,528          08/03/2004                10
Euro (Buy)                                                      2,250            2,251          08/02/2004                (1)
Euro (Buy)                                                      1,041            1,038          08/03/2004                 3
Hong Kong Dollar (Buy)                                          2,141            2,141          08/03/2004                 0
Japanese Yen (Buy)                                                317              315          08/03/2004                 2
Japanese Yen (Buy)                                                126              126          08/04/2004                @@
Euro (Sell)                                                     1,126            1,127          08/02/2004                 1
Euro (Sell)                                                     3,133            3,134          08/03/2004                 1
Euro (Sell)                                                     3,541            3,535          08/04/2004                (6)
Japanese Yen (Sell)                                               130              131          08/02/2004                 1
                                                                                                                        ----
                                                                                                                        $(12)
                                                                                                                        ====

 THE HARTFORD GLOBAL LEADERS FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Finance and Insurance                                  29.5%
Technology                                             21.7
Consumer Cyclical                                      17.6
Health Care                                            12.3
Services                                               12.3
Energy                                                  9.2
Capital Goods                                           6.9
Consumer Staples                                        3.8
Basic Materials                                         2.4
Transportation                                          1.2
                                                      -----
                                                      116.9%
                                                      =====

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 99.8%
            COMMUNICATIONS EQUIPMENT -- 16.8%
    235     Cisco Systems, Inc. (with rights)(a)..............  $ 4,897
    123     Motorola, Inc. (with rights)......................    1,964
     19     Plantronics, Inc. ................................      719
     22     Qualcomm, Inc. ...................................    1,527
     43     Scientific-Atlanta, Inc. (with rights)............    1,316
                                                                -------
                                                                 10,423
                                                                -------
            COMPUTER AND PERIPHERAL -- 6.9%
     49     Apple Computer, Inc.(a)...........................    1,581
     36     Hutchinson Technology, Inc.(a)H...................      806
    227     Maxtor Corp.(a)H..................................    1,062
     23     Silicon Storage Technology, Inc.(a)H..............      154
     35     VERITAS Software Corp. (with rights)(a)...........      671
                                                                -------
                                                                  4,274
                                                                -------
            COMPUTER SYSTEMS DESIGN & RELATED SERVICES -- 6.7%
     48     BISYS Group, Inc.(a)..............................      648
     45     Cadence Design Systems, Inc.(a)...................      610
     20     CheckFree Corp.(a)................................      604
     24     Compucom Systems, Inc.(a)H........................      111
     23     Computer Sciences Corp.(a)........................    1,106
     24     DST Systems, Inc. (with rights)(a)H...............    1,112
                                                                -------
                                                                  4,191
                                                                -------
            DATA PROCESSING SERVICES -- 4.4%
     61     First Data Corp. .................................    2,739
                                                                -------
            ELECTRICAL EQUIP MANUF -- COMPONENT OTHER -- 3.5%
    174     Corning, Inc. (with rights)(a)....................    2,153
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 15.0%
     60     BEA Systems, Inc.(a)..............................      386
    191     Microsoft Corp. ..................................    5,425
    108     Red Hat, Inc.(a)H.................................    1,854
     95     VeriSign, Inc. (with rights)(a)...................    1,670
                                                                -------
                                                                  9,335
                                                                -------
            INTERNET PROVIDERS & WEB SEARCH PORT -- 6.1%
    122     Yahoo!, Inc. (with rights)(a).....................    3,767
                                                                -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING
            SERVICES -- 2.1%
     52     Accenture Ltd. Class A(a).........................    1,273
                                                                -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 1.4%
     39     Cendant Corp. ....................................      890
                                                                -------
            OTHER TELECOMMUNICATIONS -- 2.1%
     49     ADTRAN, Inc. .....................................    1,298
                                                                -------
            RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER
            HOUSES -- 0.9%
      7     eBay, Inc.(a).....................................      564
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENTS -- 33.9%
     75     Altera Corp.(a)...................................    1,557
     34     Analog Devices, Inc. (with rights)................    1,346

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            SEMICONDUCTOR, ELECTRONIC COMPONENTS --
            (CONTINUED)
    109     Applied Materials, Inc.(a)........................  $ 1,843
     47     ASML Holding N.V.(a)H.............................      673
     43     Broadcom Corp. Class A(a).........................    1,517
     65     Fairchild Semiconductor International, Inc.(a)H...      958
     35     Intersil Corp. Class A (with rights)..............      648
     28     KLA-Tencor Corp.(a)...............................    1,158
     59     Lam Research Corp.(a)H............................    1,402
     18     Linear Technology Corp. ..........................      700
     42     Marvell Technology Group Ltd.(a)H.................      964
     82     Micron Technology, Inc.(a)........................    1,108
     91     ON Semiconductor Corp.(a)H........................      365
    113     STMicroelectronics N.V. ..........................    2,114
  1,019     Taiwan Semiconductor Manufacturing Co. Ltd.(c)....    1,292
     69     Texas Instruments, Inc. (with rights).............    1,478
     66     Xilinx, Inc. .....................................    1,931
                                                                -------
                                                                 21,054
                                                                -------
            Total common stock (cost $62,548).................  $61,961
                                                                -------
SHORT-TERM INVESTMENTS -- 13.6%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 13.6%
  8,432     Navigator Prime Portfolio.........................  $ 8,432
                                                                -------
            Total short-term investments (cost $8,432)........  $ 8,432
                                                                -------
            Total investments in securities (cost
              $70,980)(b).....................................  $70,393
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $71,989 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 4,582
   Unrealized depreciation.........................   (6,178)
                                                     -------
   Net unrealized depreciation.....................  $(1,596)
                                                     =======

 (c) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $1,292, which represents 2.08% of total net assets.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States                                         105.2%
Switzerland                                             3.4
Taiwan                                                  2.1
Bermuda                                                 1.5
Netherlands                                             1.1
                                                      -----
Total                                                 113.3%
                                                      =====

 H   Security is fully or partially on loan as of July 31, 2004.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
EQUITY FUNDS -- 70.9%
    24      The Hartford Capital Appreciation Fund, Class
              Y(a)............................................  $   747
   127      The Hartford Disciplined Equity Fund, Class Y.....    1,366
    36      The Hartford Dividend & Growth Fund, Class Y......      620
   102      The Hartford Global Leaders Fund, Class Y(a)......    1,611
    31      The Hartford Growth Fund, Class Y(a)..............      499
   151      The Hartford International Capital Appreciation
              Fund, Class Y...................................    1,611
    42      The Hartford Small Company Fund, Class Y(a).......      628
    27      The Hartford SmallCap Growth Fund, Class Y(a).....      624
   172      The Hartford Value Fund, Class Y..................    1,612
    46      The Hartford Value Opportunities Fund, Class
              Y(a)............................................      621
                                                                -------
            Total equity funds (cost $10,069).................  $ 9,939
                                                                -------
FIXED INCOME FUNDS -- 17.7%
    82      The Hartford Inflation Plus Fund, Class Y.........      873
    37      The Hartford Short Duration Fund, Class Y.........      372
   115      The Hartford Total Return Bond Fund, Class Y......    1,245
                                                                -------
            Total fixed income funds (cost $2,494)............  $ 2,490
                                                                -------
            Total investments in securities (cost
              $12,563)(b).....................................  $12,429
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $12,563 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................  $   1
   Unrealized depreciation...........................   (135)
                                                       -----
   Net unrealized depreciation.......................  $(134)
                                                       =====

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 97.9%
            CAPITAL GOODS -- 1.8%
     398    International Game Technology.....................  $ 12,873
                                                                --------
            CONSUMER CYCLICAL -- 12.3%
     190    AutoZone, Inc. (with rights)(a)...................    14,633
     141    Best Buy Co., Inc. ...............................     6,789
     146    CDW Corp. ........................................     9,358
     359    eBay, Inc.(a).....................................    28,131
     270    Lennar Corp. Class A..............................    11,544
     134    Lowe's Companies, Inc. (with rights)..............     6,518
     216    Starbucks Corp.(a)................................    10,127
                                                                --------
                                                                  87,100
                                                                --------
            ENERGY -- 0.2%
      28    Petro-Canada......................................     1,318
                                                                --------
            FINANCE AND INSURANCE -- 11.4%
     312    Citigroup, Inc. ..................................    13,734
     522    Countrywide Financial Corp. ......................    37,614
      91    Fannie Mae........................................     6,478
     140    Franklin Resources, Inc. .........................     6,734
     194    Freddie Mac.......................................    12,493
     126    Medco Health Solutions, Inc.(a)...................     3,813
                                                                --------
                                                                  80,866
                                                                --------
            HEALTH CARE -- 19.3%
     164    Abbott Laboratories (with rights).................     6,443
     584    AstraZeneca plc ADR...............................    26,227
     165    Cardinal Health, Inc. ............................     7,357
     183    Forest Laboratories, Inc. (with rights)(a)........     9,210
     105    Genzyme Corp.(a)..................................     5,381
      65    Gilead Sciences, Inc.(a)..........................     4,185
     501    Guidant Corp. ....................................    27,699
     388    Lilly (Eli) & Co. (with rights)...................    24,709
     306    Medtronic, Inc. (with rights).....................    15,200
     511    Schering-Plough Corp. (with rights)...............     9,941
                                                                --------
                                                                 136,352
                                                                --------
            SERVICES -- 9.5%
     446    Apollo Group, Inc. Class A(a).....................    37,256
     108    Moody's Corp. ....................................     7,384
     225    Omnicom Group, Inc. ..............................    16,219
     250    XM Satellite Radio Holdings, Inc. Class A (with
              rights)(a)......................................     6,590
                                                                --------
                                                                  67,449
                                                                --------
            TECHNOLOGY -- 43.4%
     399    Analog Devices, Inc. (with rights)................    15,847
     872    Cisco Systems, Inc. (with rights)(a)..............    18,197
   2,144    Corning, Inc. (with rights)(a)....................    26,498

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
     150    Danaher Corp. ....................................  $  7,616
     759    Dell, Inc. (with rights)(a).......................    26,929
     287    Electronic Arts, Inc.(a)..........................    14,409
     637    EMC Corp.(a)......................................     6,983
     651    First Data Corp. .................................    29,021
     205    General Electric Co. .............................     6,813
     346    KLA-Tencor Corp.(a)...............................    14,245
     197    Mercury Interactive Corp. (with rights)(a)........     7,217
     775    Microsoft Corp. ..................................    22,062
     747    Network Appliance, Inc.(a)........................    14,424
     445    Red Hat, Inc.(a)..................................     7,619
     641    Research In Motion Ltd.(a)........................    39,556
     414    Xilinx, Inc.(a)...................................    12,182
   1,215    Yahoo!, Inc. (with rights)(a).....................    37,411
                                                                --------
                                                                 307,029
                                                                --------
            Total common stock
              (cost $629,471).................................  $692,987
                                                                --------
SHORT-TERM INVESTMENTS -- 3.3%
            FINANCE -- 3.3%
   1,296    ABN AMRO Joint Repurchase Agreement, 1.31%,
              08/02/2004......................................  $  1,296
  11,441    BNP Paribas Joint Repurchase Agreement, 1.36%,
              08/02/2004......................................    11,441
  10,805    UBS Warburg Joint Repurchase Agreement, 1.37%,
              08/02/2004......................................    10,805
                                                                --------
                                                                  23,542
                                                                --------
            Total short-term investments
              (cost $23,542)..................................  $ 23,542
                                                                --------
            Total investments in securities
              (cost $653,013)(b)..............................  $716,529
                                                                ========

Note:Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $653,916 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 90,481
      Unrealized depreciation........................   (27,868)
                                                       --------
      Net unrealized appreciation....................  $ 62,613
                                                       ========

 (c) Market value of investments in foreign securities represents 9.48% of total net assets as of July 31, 2004.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 101.1%
            BASIC MATERIALS -- 3.9%
    243     Alkermes, Inc. (with rights)(a)H..................  $  2,618
    192     Arch Coal, Inc. (with rights).....................     6,467
    186     Jarden Corp.(a)...................................     6,738
    182     Precision Castparts Corp. ........................    10,252
                                                                --------
                                                                  26,075
                                                                --------
            CAPITAL GOODS -- 1.2%
    636     Marvel Enterprises, Inc.(a)H......................     8,304
                                                                --------
            CONSUMER CYCLICAL -- 13.1%
    196     Abercrombie & Fitch Co. Class A (with rights).....     7,243
    715     American Tower Corp. Class A(a)...................    10,332
    133     Best Buy Co., Inc. ...............................     6,386
    214     D.R. Horton, Inc. ................................     5,914
    129     Grainger (W.W.), Inc. (with rights)...............     6,820
    138     Lennar Corp. Class A..............................     5,903
    218     Michaels Stores, Inc. ............................    11,795
    171     Pulte Homes, Inc. ................................     9,325
    250     RARE Hospitality International, Inc.(a)...........     7,045
  1,469     Rinker Group Ltd.(d)..............................     8,444
    486     Sotheby's Holdings, Inc. Class A(a)...............     7,763
                                                                --------
                                                                  86,970
                                                                --------
            ENERGY -- 2.3%
    547     Chesapeake Energy Corp. (with rights).............     8,400
    186     Noble Corp. (with rights)(a)......................     7,210
                                                                --------
                                                                  15,610
                                                                --------
            FINANCE AND INSURANCE -- 9.1%
    231     Citigroup, Inc. ..................................    10,198
    166     Countrywide Financial Corp. ......................    11,969
     98     Fannie Mae........................................     6,975
    118     Freddie Mac.......................................     7,569
     78     Goldman Sachs Group, Inc. ........................     6,905
    330     Medco Health Solutions, Inc.(a)...................    10,005
    514     Providian Financial Corp. (with rights)(a)........     7,110
                                                                --------
                                                                  60,731
                                                                --------
            HEALTH CARE -- 13.8%
    225     AstraZeneca plc ADR...............................    10,089
    152     AtheroGenics, Inc. (with rights)(a)...............     2,183
    225     Auxilium Pharmaceuticals, Inc.(a).................     1,688
    196     Cephalon, Inc.(a)H................................     9,882
    195     Edwards Lifesciences Corp.(a).....................     6,841
    209     Forest Laboratories, Inc. (with rights)(a)........    10,521
    173     Guidant Corp. ....................................     9,592
    130     ICOS Corp. (with rights)(a)H......................     3,116
    126     Medicines Co.(a)..................................     3,323
    280     Medtronic, Inc. (with rights).....................    13,918
    292     Millennium Pharmaceuticals, Inc. (with
              rights)(a)......................................     3,245
    168     NPS Pharmaceuticals, Inc.(a)H.....................     3,141
    475     Schering-Plough Corp. (with rights)...............     9,238
    167     Telik, Inc.(a)....................................     3,306
     84     Watson Pharmaceuticals, Inc.(a)...................     2,128
                                                                --------
                                                                  92,211
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SERVICES -- 14.7%
    447     Accenture Ltd. Class A(a).........................  $ 11,015
    135     Apollo Group, Inc. Class A(a).....................    11,288
    654     Cendant Corp. ....................................    14,964
    261     Corporate Executive Board Co. ....................    14,810
    399     Education Management Corp.(a).....................    11,065
    318     Life Time Fitness, Inc.(a)........................     7,352
    267     Manpower, Inc. ...................................    11,632
    371     MoneyGram International, Inc. ....................     6,930
  1,603     Sirius Satellite Radio, Inc.(a)H..................     4,056
    174     XM Satellite Radio Holdings, Inc. Class A (with
              rights)(a)H.....................................     4,602
                                                                --------
                                                                  97,714
                                                                --------
            TECHNOLOGY -- 39.2%
    371     Amdocs Ltd.(a)....................................     8,057
    118     Analog Devices, Inc. (with rights)................     4,700
    404     Applied Materials, Inc.(a)........................     6,859
    221     Ask Jeeves, Inc.(a)...............................     6,435
    342     Broadcom Corp. Class A(a).........................    12,075
  1,264     Corning, Inc. (with rights)(a)....................    15,627
    540     Crown Castle International Corp.(a)...............     7,623
  1,482     Dobson Communications Corp.(a)....................     3,957
    160     First Data Corp. .................................     7,115
    204     FormFactor, Inc.(a)...............................     4,102
    280     FuelCell Energy, Inc.(a)H.........................     2,779
    223     Gentex Corp. .....................................     7,994
    114     L-3 Communications Holdings, Inc. ................     6,977
    526     Marvell Technology Group Ltd.(a)..................    12,211
  1,216     MEMC Electronic Materials, Inc.(a)................    11,056
    532     Motorola, Inc. (with rights)......................     8,481
    582     Network Appliance, Inc.(a)........................    11,246
    700     Nextel Communications, Inc. Class A(a)............    15,930
    224     NTL, Inc. (with rights)(a)........................    11,691
    301     Openwave Systems Inc.(a)..........................     3,424
    344     Philippine Long Distance Telephone Co. ADR(a)H....     7,716
    103     Qualcomm, Inc. ...................................     7,115
    681     Red Hat, Inc.(a)..................................    11,657
    220     Research In Motion Ltd.(a)........................    13,580
    107     Salesforce.com, Inc.(a)H..........................     1,397
    264     Serena Software, Inc.(a)H.........................     4,058
  7,385     Techtronic Industries Co. Ltd.(d).................    10,967
  1,048     Tellabs, Inc.(a)..................................     9,333
    380     THQ, Inc. (with rights)(a)........................     7,239
    238     TiVo, Inc.(a)H....................................     1,344
    284     Verint Systems, Inc.(a)...........................     9,018
    303     Yahoo!, Inc. (with rights)(a).....................     9,320
                                                                --------
                                                                 261,083
                                                                --------
            TRANSPORTATION -- 3.8%
    658     Sirva, Inc.(a)....................................    15,384
    221     Yellow Roadway Corp.(a)...........................     9,624
                                                                --------
                                                                  25,008
                                                                --------
            Total common stock (cost $608,241)................  $673,706
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
SHORT-TERM INVESTMENTS -- 7.7%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 5.8%
 38,777     Boston Global Investment Trust....................  $ 38,777
                                                                --------
            FINANCE -- 1.9%
    682     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................       682
  6,016     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................     6,016
  5,681     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................     5,681
                                                                --------
                                                                  12,379
                                                                --------
            Total short-term investments (cost $51,156).......  $ 51,156
                                                                --------
            Total investments in securities (cost
              $659,397)(b)....................................  $724,862
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004 the cost of securities for federal income tax purposes is $659,590 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 91,207
      Unrealized depreciation........................   (25,935)
                                                       --------
      Net unrealized appreciation....................  $ 65,272
                                                       ========

 (c) Market value of investments in foreign securities represents 10.66% of total net assets as of July 31, 2004.

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $19,411, which represents 2.91% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 0.2%
            FINANCE -- 0.2%
 $   842    Home Equity Asset Trust,
              5.25%, Series 2003-7 Class NIM23
              04/27/2034(e)...................................  A-           $    842
                                                                             --------
            Total asset backed and commercial mortgage
              securities
              (cost $840).....................................               $    842
                                                                             --------
CORPORATE BONDS: INVESTMENT GRADE -- 4.4%
            BASIC MATERIALS -- 0.7%
 $   506    Georgia Gulf Corp.,
              7.625%, 11/15/2005..............................  BBB-         $    527
   1,000    Methanex Corp.,
              8.75%, 08/15/2012...............................  BBB-            1,130
     650    Potlatch Corp.,
              12.50%, 12/01/2009..............................  Baa3*             780
                                                                             --------
                                                                                2,437
                                                                             --------
            CAPITAL GOODS -- 0.2%
     690    Bombardier, Inc.,
              6.30%, 05/01/2014(e)............................  BBB-              596
            CONSUMER CYCLICAL -- 0.2%
     550    AutoNation, Inc.,
              9.00%, 08/01/2008...............................  BBB-              622
            ENERGY -- 0.4%
   1,335    Gazprom International S.A., 7.20%,
              02/01/2020(e)...................................  BBB-            1,315
     150    Westport Resources Corp.,
              8.25%, 11/01/2011...............................  BBB-              172
                                                                             --------
                                                                                1,487
                                                                             --------
            FINANCE -- 0.1%
     340    TuranAlem Finance B.V.,
              8.00%, 03/24/2014(e)............................  Baa2*             317
                                                                             --------
            SERVICES -- 0.5%
   1,400    Hilton Hotels Corp.,
              7.625%, 05/15/2008..............................  BBB-            1,523
     260    Hilton Hotels Corp.,
              8.25%, 02/15/2011H..............................  BBB-              294
                                                                             --------
                                                                                1,817
                                                                             --------
            TECHNOLOGY -- 1.8%
   2,010    Intelsat Ltd.,
              6.50%, 11/01/2013...............................  BBB+            1,794
   4,240    Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................  BBB-            4,085
   1,175    Thomas & Betts Corp.,
              7.25%, 06/01/2013...............................  BBB-            1,268
      @@    VoiceStream Wireless Corp.,
              10.375%, 11/15/2009(d)..........................  BBB+               @@
                                                                             --------
                                                                                7,147
                                                                             --------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            UTILITIES -- 0.5%
 $   630    Centerpoint Energy Resources Corp.,
              7.875%, 04/01/2013..............................  BBB          $    728
     875    Centerpoint Energy, Inc.,
              6.85%, 06/01/2015...............................  BBB-              933
     125    El Paso Electric Co.,
              9.40%, Ser E 05/01/2011.........................  BBB-              141
                                                                             --------
                                                                                1,802
                                                                             --------
            Total corporate bonds:
              investment grade
              (cost $15,894)..................................               $ 16,225
                                                                             --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 91.9%
            BASIC MATERIALS -- 14.8%
 $ 3,000    Abitibi-Consolidated Finance L.P.,
              7.875%, 08/01/2009H.............................  BB           $  3,097
     470    Abitibi-Consolidated, Inc.,
              7.75%, 06/15/2011(e)............................  BB                475
   1,415    Acetex Corp.,
              10.875%, 08/01/2009.............................  B+              1,549
     775    Airgas, Inc.,
              9.125%, 10/01/2011..............................  B+                871
   2,340    AK Steel Corp.,
              7.875%, 02/15/2009H.............................  B+              2,229
   2,295    Ball Corp.,
              6.875%, 12/15/2012..............................  BB              2,344
   1,375    Boise Cascade Corp.,
              7.50%, 02/01/2008...............................  BB              1,522
   2,130    Bowater Canada Finance,
              7.95%, 11/15/2011H..............................  BB              2,203
     400    Bowater, Inc.,
              6.50%, 06/15/2013H..............................  BB                377
   1,200    Building Materials Corp. of America,
              7.75%, 08/01/2014(e)............................  B+              1,197
   1,310    California Steel Industries, Inc.,
              6.125%, 03/15/2014..............................  BB-             1,230
   1,735    Cascades, Inc.,
              7.25%, 02/15/2013...............................  BB+             1,770
   1,506    Crown European Holdings S.A.,
              9.50%, 03/01/2011...............................  B+              1,649
   1,982    FMC Corp.,
              10.25%, 11/01/2009..............................  BB+             2,289
     700    Foundation PA Coal Co.,
              7.25%, 08/01/2014(e)............................  B                 705
     400    Geon Co.,
              6.875%, 12/15/2005..............................  BB-               406
   2,340    Georgia-Pacific Corp.,
              8.125%, 05/15/2011..............................  BB+             2,627
   2,750    Georgia-Pacific Corp.,
              8.875%, 02/01/2010..............................  BB+             3,156
     600    Hercules, Inc.,
              11.125%, 11/15/2007.............................  BB-               702
     260    Hercules, Inc.,
              6.60%, 08/01/2027...............................  BB                263
     150    Huntsman International LLC (Euro),
              10.125%, 07/01/2009.............................  Caa1*             180

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            BASIC MATERIALS -- (CONTINUED)
 $   265    IMC Global, Inc.,
              11.25%, 06/01/2011H.............................  B+           $    307
   2,000    International Steel Group, Inc.,
              6.50%, 04/15/2014(e)............................  BB              1,894
   1,430    Intertape Polymer Group, Inc.,
              8.50%, 08/01/2014(e)............................  B-              1,409
     300    Jefferson Smurfit Corp.,
              7.50%, 06/01/2013...............................  B                 305
   1,210    Jefferson Smurfit Corp.,
              8.25%, 10/01/2012...............................  B               1,292
     415    Kappa Beheer B.V. (Euro),
              10.625%, 07/15/2009.............................  B                 526
     720    Longview Fibre Co.,
              10.00%, 01/15/2009..............................  B+                781
     535    Lyondell Chemical Co.,
              9.625%, 05/01/2007H.............................  B+                565
     975    Lyondell Chemical Co.,
              9.875%, 05/01/2007H.............................  B+              1,023
   1,750    Nalco Co.,
              7.75%, 11/15/2001(e)............................  B-              2,202
   1,760    Nalco Co.,
              7.75%, 11/15/2011(e)............................  B-              1,830
     240    Norampac, Inc.,
              6.75%, 06/01/2013...............................  BB+               241
     555    Norske Skog Canada Ltd.,
              7.375%, 03/01/2014H.............................  BB                552
     180    Norske Skog Canada Ltd.,
              8.625%, 06/15/2011..............................  BB                194
     835    Oregon Steel Mills, Inc.,
              10.00%, 07/15/2009H.............................  B                 889
   1,445    Owens-Brockway Glass Container, Inc.,
              8.75%, 11/15/2012...............................  BB-             1,590
   1,250    Owens-Brockway Glass Container, Inc.,
              8.875%, 02/15/2009..............................  BB-             1,359
     210    Peabody Energy Corp.,
              6.875%, 03/15/2013..............................  BB-               216
     905    Plastipak Holdings, Inc.,
              10.75%, 09/01/2011..............................  B+                974
     115    PolyOne Corp.,
              10.625%, 05/15/2010H............................  B+                123
   1,215    PolyOne Corp.,
              8.875%, 05/01/2012..............................  B+              1,206
     440    Steel Dynamics, Inc.,
              9.50%, 03/15/2009H..............................  B+                488
   1,050    Stone Container Corp.,
              8.375%, 07/01/2012..............................  B               1,124
     965    Stone Container Corp.,
              9.75%, 02/01/2011...............................  B               1,066
     419    United States Steel LLC,
              10.75%, 08/01/2008..............................  BB-               485
   1,000    Westlake Chemical Corp.,
              8.75%, 07/15/2011...............................  B+              1,098
                                                                             --------
                                                                               54,580
                                                                             --------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            CAPITAL GOODS -- 4.3%
 $ 1,699    AGCO Corp.,
              9.50%, 05/01/2008...............................  BB-          $  1,843
   1,105    Bombardier Recreational,
              8.375%, 12/15/2013(e)...........................  B-              1,122
     340    Cummins, Inc.,
              6.75%, 02/15/2027...............................  BB+               355
     430    Cummins, Inc.,
              9.50%, 12/01/2010...............................  BB+               495
     254    Flowserve Finance B.V., (Euro),
              12.25%, 08/15/2010..............................  B                 341
     425    Jorgensen (Earle M.) Co.,
              9.75%, 06/01/2012H..............................  B-                470
     670    Joy Global, Inc.,
              8.75%, 03/15/2012...............................  B+                754
   1,330    Rexnord Corp.,
              10.125%, 12/15/2012.............................  B-              1,470
   3,195    SPX Corp.,
              6.25%, 06/15/2011H..............................  BB+             3,114
     675    Terex Corp.,
              10.375%, 04/01/2011H............................  B                 754
   2,000    Terex Corp.,
              7.375%, 01/15/2014..............................  B               2,015
     930    Terex Corp.,
              9.25%, 07/15/2011...............................  B               1,035
     400    Xerox Corp.,
              7.125%, 06/15/2010H.............................  B+                410
   1,120    Xerox Corp.,
              7.625%, 06/15/2013..............................  B+              1,148
     570    Xerox Corp.,
              9.75%, 01/15/2009H..............................  B+                650
                                                                             --------
                                                                               15,976
                                                                             --------
            CONSUMER CYCLICAL -- 9.6%
     810    Ahold Finance USA, Inc.,
              8.25%, 07/15/2010...............................  BB-               869
     852    Collins & Aikman Floorcoverings, Inc.,
              9.75%, 02/15/2010...............................  B-                882
   1,320    Dana Corp.,
              6.50%, 03/15/2008H..............................  BB              1,391
   3,455    Delhaize America, Inc.,
              8.125%, 04/15/2011..............................  BB+             3,830
   1,610    Finlay Fine Jewelry Corp.,
              8.375%, 06/01/2012(e)...........................  B+              1,691
   2,520    Group 1 Automotive, Inc.,
              8.25%, 08/15/2013...............................  B+              2,621
     500    Ingles Markets, Inc.,
              8.875%, 12/01/2011H.............................  B+                525
     890    Integrated Electrical Services, Inc.,
              9.375%, 02/01/2009H.............................  B+                921
     935    Millennium America, Inc.,
              7.00%, 11/15/2006...............................  BB-               958
     594    Navistar International Corp.,
              9.375%, 06/01/2006..............................  BB-               639
     400    Penney (J.C.) Co., Inc.,
              7.65% 08/15/2016................................  BB+               440
   1,100    Penney (J.C.) Co., Inc.,
              8.125%, 04/01/2027..............................  BB+             1,207

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $ 2,355    Perry Ellis International, Inc.,
              8.875%, 09/15/2013..............................  B-           $  2,455
     670    Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................  BB                670
     850    Russel Metals, Inc.,
              6.375%, 03/01/2014..............................  BB-               799
   2,150    Saks, Inc.,
              7.50%, 12/01/2010...............................  BB              2,231
     910    Scotts Co.,
              6.625%, 11/15/2013..............................  B+                919
   1,430    Sealy Mattress Co.,
              8.25%, 06/15/2014(e)............................  B-              1,430
   3,300    Sonic Automotive, Inc.,
              8.625%, 08/15/2013..............................  B+              3,391
   1,640    Stater Brothers Holdings, Inc.,
              8.125%, 06/15/2012(e)...........................  BB-             1,677
   1,190    Toys R US, Inc.,
              7.625%, 08/01/2011..............................  BB              1,214
   2,544    TRW Automotive, Inc.,
              9.375%, 02/15/2013..............................  BB-             2,900
     860    United Auto Group, Inc.,
              9.625%, 03/15/2012..............................  B                 942
     450    United Components, Inc.,
              9.375%, 06/15/2013..............................  B                 475
     475    Warnaco Inc.,
              8.875%, 06/15/2013..............................  B                 517
                                                                             --------
                                                                               35,594
                                                                             --------
            CONSUMER STAPLES -- 4.1%
     623    Armkel LLC,
              9.50%, 08/15/2009...............................  B+                678
     520    Constellation Brands, Inc.,
              8.625%, 08/01/2006..............................  BB                564
     890    Dole Food Co., Inc.,
              7.25%, 06/15/2010...............................  B+                881
     350    Dole Food Co., Inc.,
              8.625%, 05/01/2009..............................  B+                368
   1,350    Johnsondiversey, Inc.,
              9.625%, Ser B 05/15/2012........................  B               1,485
     950    Pierre Foods, Inc.,
              9.875%, 07/15/2012(e)...........................  B-                962
     315    Pilgrim's Pride Corp.,
              9.625%, 09/15/2011..............................  BB-               350
   1,010    PPC Escrow Corp.,
              9.25%, 11/15/2013...............................  B+              1,086
   2,500    Premium Standard Farms, Inc.,
              9.25%, 06/15/2011H..............................  BB              2,587
     215    Remy Cointreau (Euro),
              6.50%, 07/01/2010(e)............................  BB                265
   1,185    Smithfield Foods, Inc.,
              8.00%, 10/15/2009...............................  BB              1,286
   1,725    Tembec Industries, Inc.,
              7.75%, 03/15/2012...............................  BB-             1,716

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            CONSUMER STAPLES -- (CONTINUED)
 $ 2,400    Tembec Industries, Inc.,
              8.625%, 06/30/2009H.............................  BB-          $  2,478
     275    United Agri Products,
              8.25%, 12/15/2011(e)............................  B-                304
                                                                             --------
                                                                               15,010
                                                                             --------
            ENERGY -- 5.1%
     625    Chesapeake Energy Corp.,
              6.875%, 01/15/2016..............................  BB-               616
     555    Chesapeake Energy Corp.,
              7.75%, 01/15/2015...............................  BB-               587
     625    Citgo Petroleum Corp.,
              11.375%, 02/01/2011.............................  BB                725
   2,340    Comstock Resources, Inc.,
              6.875%, 03/01/2012..............................  B               2,298
   1,390    CONSOL Energy, Inc.,
              7.875%, 03/01/2012..............................  BB              1,487
   1,125    Giant Industries, Inc.,
              8.00%, 05/15/2014H..............................  B-              1,156
     870    GulfTerra Energy Partners LP,
              6.25%, 06/01/2010...............................  BB                887
     195    Houston Exploration Co.,
              7.00%, 06/15/2013...............................  B+                196
   1,805    Magnum Hunter Resources, Inc.,
              9.60%, 03/15/2012H..............................  B+              1,995
   1,410    Newpark Resources, Inc.,
              8.625%, 12/15/2007..............................  B+              1,438
     700    Plains Exploration & Production Co.,
              8.75%, 07/01/2012...............................  B+                770
     906    Port Arthur Finance Corp.,
              12.50%, 01/15/2009..............................  BB              1,056
     410    Premcor Refining Group, Inc,
              6.125%, 05/01/2011..............................  BB-               412
   1,580    Premcor Refining Group, Inc.,
              9.25%, 02/01/2010...............................  BB-             1,778
     400    Star Gas Partners L.P.,
              10.25%, 02/15/2013..............................  B                 428
   1,000    Tesoro Petroleum Corp.,
              9.625%, 04/01/2012H.............................  BB-             1,143
     750    Tesoro Petroleum Corp.,
              9.625%, 11/01/2008H.............................  BB-               825
     975    Whiting Petroleum Corp.,
              7.25%, 05/01/2012...............................  B-                975
                                                                             --------
                                                                               18,772
                                                                             --------
            FINANCE -- 5.0%
   1,855    BCP Caylux Holdings Corp.,
              9.625%, 06/15/2014(e)...........................  B-              1,934
   1,125    BSN Glasspack Obligation (Euro),
              9.25%, 08/01/2009(e)............................  B-              1,442
   1,650    Burns Philip Capital Property Ltd.,
              9.75%, 07/15/2012...............................  B-              1,720
     390    Couche-Tard US Finance Corp.,
              7.50%, 12/15/2013...............................  B                 399
     435    Forest City Enterprises, Inc.,
              7.625%, 06/01/2015..............................  BB-               438

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   410    Host Marriott L.P.,
              7.00%, 08/15/2012(e)............................  B+           $    405
   2,000    IPC Acquisition Corp.,
              11.50%, 12/15/2009..............................  B-              2,200
   1,250    La Quinta Properties,
              8.875%, 03/15/2011..............................  BB-             1,378
   1,490    LNR Property Corp.,
              7.625%, 07/15/2013..............................  B+              1,490
     675    Panama (Republic of),
              9.625%, 02/08/2011..............................  BB                758
   1,450    Poster Financial Group, Inc.,
              8.75%, 12/01/2011(e)............................  B               1,471
   1,090    Senior Housing Properties Trust,
              7.875%, 04/15/2015..............................  BB+             1,131
     485    United Rentals NA, Inc.,
              6.50%, 02/15/2012...............................  BB-               468
   1,650    United Rentals NA, Inc.,
              7.00%, 02/15/2014H..............................  B+              1,506
   1,000    United Rentals North America, Inc.,
              7.75%, 11/15/2013H..............................  B+                968
     605    Ventas Realty L.P.,
              8.75%, 05/01/2009...............................  BB                658
     225    Western Financial Bank,
              9.625%, 05/15/2012..............................  BB-               248
                                                                             --------
                                                                               18,614
                                                                             --------
            HEALTH CARE -- 3.0%
   1,150    Curative Health Services Inc.,
              10.75%, 05/01/2011(e)...........................  B-              1,041
   1,050    General Nutrition Centers Inc,
              8.50%, 12/01/2010(e)............................  B-              1,063
   1,200    Jean Coutu Group (PJC), Inc.,
              8.50%, 08/01/2014(e)............................  B               1,190
     470    Medex, Inc.,
              8.875%, 05/15/2013..............................  B-                498
     680    Omnicare, Inc.,
              8.125%, 03/15/2011..............................  BB+               723
     975    Polypore, Inc.,
              8.75%, 05/15/2012(e)............................  B-              1,034
   2,300    Province Healthcare Co.,
              7.50%, 06/01/2013...............................  B-              2,253
     420    Select Medical Corp.,
              7.50%, 08/01/2013...............................  B                 418
   1,600    Tenet Healthcare Corp.,
              6.50%, 06/01/2012...............................  B-              1,416
     915    Tenet Healthcare Corp.,
              9.875%, 07/01/2014(e)...........................  B-                950
     580    United Surgical Partners International, Inc.,
              10.00%, 12/15/2011..............................  B                 657
                                                                             --------
                                                                               11,243
                                                                             --------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            SERVICES -- 17.2%
 $ 2,140    Allied Waste North America, Inc.,
              5.75%, 02/15/2011...............................  BB-          $  2,016
     170    Allied Waste North America, Inc.,
              7.625%, 01/01/2006..............................  BB-               177
     400    Allied Waste North America, Inc.,
              7.875%, 04/15/2013H.............................  BB-               419
   1,900    Allied Waste North America, Inc.,
              8.875%, 04/01/2008..............................  BB-             2,070
     290    Allied Waste North America, Inc.,
              9.25%, 09/01/2012...............................  BB-               323
     900    AMC Entertainment, Inc.,
              9.50%, 02/01/2011...............................  CCC+              918
     325    Atlantic Broadband Finance LLC,
              9.375%, 01/15/2014(e)...........................  CCC+              297
     700    Aztar Corp.,
              7.875%, 06/15/2014(e)...........................  B+                708
   1,905    Boyd Gaming Corp.,
              7.75%, 12/15/2012H..............................  B+              1,962
     970    Boyd Gaming Corp.,
              8.75%, 04/15/2012...............................  B+              1,048
     485    Boyd Gaming Corp.,
              9.25%, 08/01/2009...............................  BB-               531
     460    Browning-Ferris Industries, Inc.,
              6.375%, 01/15/2008..............................  BB-               469
     500    Browning-Ferris Industries, Inc.,
              7.875%, 03/15/2005..............................  BB-               511
   1,000    Canwest Media, Inc.,
              7.625%, 04/15/2013..............................  B-              1,043
     225    CBD Media, Inc.,
              8.625%, 06/01/2011..............................  B-                240
     650    CF Cable TV, Inc.,
              9.125%, 07/15/2007..............................  BB-               686
     690    CSC Holdings, Inc.,
              6.75%, 04/15/2012(e)............................  BB-               666
     750    CSC Holdings, Inc.,
              7.25%, 07/15/2008...............................  BB-               761
   1,700    CSC Holdings, Inc.,
              7.625%, 04/01/2011..............................  BB-             1,717
     650    CSC Holdings, Inc.,
              8.125%, 07/15/2009..............................  BB-               676
   1,500    CSC Holdings, Inc.,
              8.125%, 08/15/2009..............................  BB-             1,560
   1,070    Dex Media West LLC, Inc.,
              9.875%, 08/15/2013..............................  B               1,206
   1,750    EchoStar DBS Corp.,
              5.75%, 10/01/2008H..............................  BB-             1,737
     471    Felcor Lodging L.P.,
              10.00%, 09/15/2008..............................  B-                497
     800    Fresenius Finance B.V. (Euro),
              7.75%, 04/30/2009(e)............................  BB+             1,045
   1,242    HMH Properties, Inc.,
              7.875%, 08/01/2008..............................  B+              1,276
   2,685    Host Marriott L.P.,
              9.25%, 10/01/2007...............................  B+              2,959
   1,190    Intrawest Corp.,
              7.50%, 10/15/2013...............................  B+              1,184
   1,275    Iron Mountain, Inc.,
              6.625%, 01/01/2016..............................  B               1,176

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 $ 1,335    Iron Mountain, Inc.,
              7.75%, 01/15/2015...............................  B            $  1,365
   3,660    John Q. Hammons Hotels, Inc.
              8.875%, 05/15/2012..............................  B               4,031
     905    Lamar Media Corp.,
              7.25%, 01/01/2013...............................  B                 934
   1,110    Mail Well I Corp.,
              7.875%, 12/01/2013H.............................  B               1,013
   1,180    Mandalay Resort Group,
              6.50%, 07/31/2009H..............................  BB+             1,207
     780    Medianews Group, Inc.,
              6.875%, 10/01/2013..............................  B+                757
     415    MGM Mirage, Inc.,
              8.50%, 09/15/2010...............................  BB+               459
   1,660    Mirage Resorts, Inc.,
              7.25%, 10/15/2006H..............................  BB+             1,743
   1,500    Mohegan Tribal Gaming Authority,
              8.00%, 04/01/2012H..............................  BB-             1,626
     745    Mohegan Tribal Gaming Authority,
              8.125%, 01/01/2006..............................  BB                799
   1,430    Premier Entertainment Biloxi LLC,
              10.75%, 02/01/2012(e)...........................  B-              1,509
     175    Primedia, Inc.,
              7.625%, 04/01/2008H.............................  B                 171
     700    Primedia, Inc.,
              8.00%, 05/15/2013(e)............................  B                 644
   1,000    Quebecor Media, Inc.,
              11.125%, 07/15/2011.............................  B               1,146
     420    R.H. Donnelley Financial Corp. I,
              8.875%, 12/15/2010(e)...........................  B+                462
   1,485    Sensus Metering Systems, Inc.,
              8.625%, 12/15/2013(e)...........................  B-              1,455
   2,420    Service Corp. International,
              6.50%, 03/15/2008H..............................  BB              2,468
     670    Service Corp. International,
              7.70%, 04/15/2009...............................  BB                705
     600    Service Corp. International,
              7.70%, 04/15/2009...............................  BB                632
     300    Service Corp. International,
              7.875%, 02/01/2013..............................  BB                307
     350    Six Flags, Inc.,
              8.875%, 02/01/2010..............................  B-                325
   2,300    Starwood Hotels & Resorts Worldwide, Inc.,
              7.375%, 05/01/2007..............................  BB+             2,426
   1,320    Station Casinos, Inc.,
              6.00%, 04/01/2012...............................  BB-             1,287
   1,105    Stewart Enterprises, Inc.,
              10.75%, 07/01/2008..............................  B+              1,228
     500    Sun Media Corp.,
              7.625%, 02/15/2013H.............................  B                 518
     450    Unisys Corp.,
              7.875%, 04/01/2008H.............................  BB+               459

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            SERVICES -- (CONTINUED)
 $ 2,080    Venetian Casino Resort LLC,
              11.00%, 06/15/2010..............................  B            $  2,371
     745    Waste Services Inc.,
              9.50%, 04/15/2014(e)............................  B-                767
     780    Wynn Las Vegas LLC,
              12.00%, 11/01/2010..............................  CCC+              959
                                                                             --------
                                                                               63,651
                                                                             --------
            TECHNOLOGY -- 14.7%
     730    ACC Escrow Corp.,
              10.00%, 08/01/2011..............................  B-                635
   2,090    Amkor Technology, Inc.,
              7.75%, 05/15/2013H..............................  B               1,787
   1,645    Bio-Rad Laboratories, Inc.,
              7.50%, 08/15/2013...............................  BB-             1,733
   1,595    Centennial Cell Communications,
              10.125%, 06/15/2013.............................  CCC             1,643
     780    Charter Communications Holdings II,
              10.25%, 09/15/2010..............................  CCC-              786
   1,100    Charter Communications Holdings LLC,
              10.00%, 04/01/2009H.............................  CCC-              866
   2,175    Charter Communications Operating LLC,
              8.00%, 04/30/2012(e)............................  B-              2,098
     780    Cincinnati Bell, Inc.,
              8.375%, 01/15/2014H.............................  B-                686
   1,750    Corning, Inc.,
              8.30%, 04/04/2025...............................  Ba2*            1,822
     675    DirecTV Holdings LLC,
              8.375%, 03/15/2013..............................  BB-               756
   2,280    Dobson Communications Corp.,
              8.875%, 10/01/2013H.............................  CCC+            1,721
     785    DRS Technologies, Inc.,
              6.875%, 11/01/2013..............................  B                 789
   1,364    EchoStar DBS Corp.,
              9.125%, 01/15/2009H.............................  BB-             1,497
   1,680    Fimep S.A.,
              10.50%, 02/15/2013..............................  B+              1,932
   1,285    Fisher Scientific International, Inc.,
              8.125%, 05/01/2012..............................  BB+             1,405
     900    Flextronics International Ltd.,
              6.25%, 05/15/2013...............................  BB-               884
   1,000    Itron, Inc.,
              7.75%, 05/15/2012(e)............................  B               1,003
     420    L-3 Communications Corp.,
              6.125%, 07/15/2013H.............................  BB-               407
   1,200    L-3 Communications Corp.,
              7.625%, 06/15/2012..............................  BB-             1,281
     825    Level 3 Communications, Inc. (Euro),
              11.25%, 03/15/2010..............................  CC                715
   1,855    Lucent Technologies, Inc.,
              5.50%, 11/15/2008H..............................  B               1,753
   1,149    Lucent Technologies, Inc.,
              6.45%, 03/15/2029...............................  B                 876

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $   302    Marconi Corp. plc,
              8.00%, 04/30/2008H..............................  NR           $    326
     394    MCI, Inc.,
              5.91%, 05/01/2007...............................  NR                382
     394    MCI, Inc.,
              6.69%, 05/01/2009...............................  NR                363
     338    MCI, Inc.,
              7.34%, 05/01/2014...............................  NR                305
     325    Mediacom LLC,
              9.50%, 01/15/2013H..............................  B+                301
   6,270    Nextel Communications, Inc.,
              7.375%, 08/01/2015..............................  BB              6,584
     430    PanAmSat Corp.,
              6.375%, 01/15/2008..............................  BB+               434
   2,035    PanAmSat Corp.,
              6.875%, 01/15/2028..............................  BB+             1,669
   2,775    PanAmSat Corp.,
              8.50%, 02/01/2012...............................  B+              3,202
   2,500    PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-             2,755
   1,300    Qwest Capital Funding, Inc.,
              7.25%, 02/15/2011H..............................  B               1,118
     590    Qwest Corp.,
              6.875%, 09/15/2033H.............................  BB-               487
     215    Qwest Corp.,
              7.25%, 10/15/2035...............................  BB-               178
   1,220    Rayovac Corp.,
              8.50%, 10/01/2013...............................  B-              1,290
     200    Rogers Cantel, Inc.,
              9.75%, 06/01/2016...............................  BB+               227
   2,200    Rogers Wireless Communications Inc.,
              6.375%, 03/01/2014..............................  BB+             2,052
     300    Rogers Wireless Communications, Inc.,
              9.625%, 05/01/2011..............................  BB+               336
   1,670    Sanmina-SCI Corp.,
              10.375%, 01/15/2010.............................  BB-             1,891
   1,200    Shaw Communications, Inc.,
              8.25%, 04/11/2010...............................  BB+             1,312
   1,750    Solectron Corp.,
              9.625%, 02/15/2009H.............................  B+              1,916
                                                                             --------
                                                                               54,203
                                                                             --------
            TRANSPORTATION -- 1.1%
     825    CP Ships Ltd.,
              10.375%, 07/15/2012.............................  BB+               949
     790    Delta Air Lines, Inc.,
              8.30%, 12/15/2029...............................  CCC-              269
   2,900    Trinity Industries, Inc.,
              6.50%, 03/15/2014(e)............................  BB-             2,741
                                                                             --------
                                                                                3,959
                                                                             --------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            UTILITIES -- 13.0%
 $ 4,610    AES Corp.,
              8.75%, 05/15/2013(e)............................  B+           $  5,035
   1,590    Calpine Canada Energy Financial, 8.50%,
              05/01/2008H.....................................  CCC+              990
     150    Calpine Corp.,
              8.625%, 08/15/2010H.............................  CCC+               93
   1,455    Calpine Corp.,
              9.875%, 12/01/2011(e)...........................  B               1,208
     350    CMS Energy Corp.,
              7.50%, 01/15/2009...............................  B+                357
     910    CMS Energy Corp.,
              7.75%, 08/01/2010(e)H...........................  B+                930
   2,355    CMS Energy Corp.,
              8.50%, 04/15/2011H..............................  B+              2,473
   1,540    DPL, Inc.,
              6.875%, 09/01/2011H.............................  B+              1,567
   1,260    Dynegy Holdings, Inc.,
              10.125%, 07/15/2013(e)..........................  B-              1,389
   4,100    Edison Mission Energy Corp.,
              9.875%, 04/15/2011..............................  B               4,592
     500    Edison Mission Energy Corp.,
              7.73%, 06/15/2009...............................  B                 516
     900    El Paso Corp.,
              7.875%, 06/15/2012H.............................  CCC+              828
   8,605    El Paso Natural Gas Co.,
              7.625%, 08/01/2010..............................  B-              8,948
     785    Illinois Power Co.,
              11.50%, 12/15/2010..............................  B                 934
     865    Illinois Power Co.,
              7.50%, 06/15/2009H..............................  B                 956
   1,370    Illinois Power Co.,
              7.50%, 07/15/2025...............................  B               1,397
     665    Kansas Gas & Electric Co.,
              8.29%, 03/29/2016...............................  BB-               692
     850    Monongahela Power Corp.,
              5.00%, 10/01/2006...............................  BB                869
     225    Nevada Power Co.,
              6.50%, 04/15/2012(e)............................  BB                223
     400    Nevada Power Co.,
              8.50%, 01/01/2023...............................  BB+               386
   4,600    NRG Energy, Inc.,
              8.00%, 12/15/2013(e)............................  B+              4,703
     220    Sierra Pacific Power Co.,
              6.25%, 04/15/2012(e)............................  BB                216
     730    Sierra Pacific Power Co.,
              8.00%, 06/01/2008...............................  BB                785
     625    Southern Star Central Corp.,
              8.50%, 08/01/2010...............................  B+                678
     320    Teco Energy, Inc.,
              10.50%, 12/01/2007..............................  BB                366
   1,980    Teco Energy, Inc.,
              7.20%, 05/01/2011H..............................  BB              2,034
   2,035    Transcontinental Gas Pipeline Corp.,
              7.00%, 08/15/2011...............................  B+              2,152

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $   800    Transcontinental Gas Pipeline Corp.,
              8.875%, 07/15/2012..............................  B+           $    932
   1,810    Utilicorp United, Inc.,
              7.625%, 11/15/2009H.............................  CCC+            1,710
                                                                             --------
                                                                               47,959
                                                                             --------
            Total corporate bonds:
              non-investment grade
              (cost $332,924).................................               $339,561
                                                                             --------
COMMON STOCK -- 0.1%
            BASIC MATERIALS -- 0.0%
 $     1    Solutia (Warrants)(a)(d)......................................   $     @@
                                                                             --------
            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc., Class A(a)(d).................         @@
                                                                             --------
            TECHNOLOGY -- 0.1%
       4    AboveNet, Inc.(f)H............................................        117
       2    AboveNet, Inc. Warrants(a)(d)(f)..............................         18
       2    AboveNet, Inc. Warrants(a)(d)(f)..............................         16
       1    Minorplanet Systems USA, Inc. (Warrants)(a)(d)................         @@
      13    Powertel, Inc. (Warrants)(a)(d)...............................        335
      11    Telus Corp. (Warrants)(a)(d)..................................         25
                                                                             --------
                                                                                  511
                                                                             --------
            Total common stock
              (cost $352).................................................   $    511
                                                                             --------
PREFERRED STOCKS -- 0.1%
            CAPITAL GOODS -- 0.1%
 $     3    Xerox Corp., Conv.,
              7.50%, 11/27/2021(e)........................................   $    214
                                                                             --------
            TECHNOLOGY -- 0.0%
      20    Adelphia Communications Corp.,
              7.50%, Conv. 02/01/2005(a)..................................         23
      15    McLeod USA, Inc. Conv. Pfd.
              2.50% 04/18/2012(a).........................................         34
                                                                             --------
                                                                                   57
                                                                             --------
            Total preferred stocks
              (cost $727).................................................   $    271
                                                                             --------
SHORT-TERM INVESTMENTS -- 14.1%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 12.8%
 $47,230    Navigator Prime Portfolio.....................................   $ 47,230
                                                                             --------

PRINCIPAL                                                                     MARKET
 AMOUNT                                                                       VALUE
---------                                                                    --------
            FINANCE -- 1.3%
 $ 1,694    BNP Paribas Joint Repurchase Agreement,
              1.29%, 08/02/2004...........................................   $  1,694
     677    RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...........................................        677
     363    State Street Repurchase Agreement,
              1.27%, 08/02/2004...........................................        363
   2,032    UBS Warburg Joint Repurchase Agreement, 1.30%, 08/02/2004.....      2,032
     200    US Treasury Bill,
              1.11%, 08/05/2004(g)........................................        200
                                                                             --------
                                                                                4,966
                                                                             --------
            Total short-term investments
              (cost $52,196)..............................................   $ 52,196
                                                                             --------
            Total investments in securities
              (cost $402,933)(b)..........................................   $409,606
                                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
     Bond ratings as of July 31, 2004.

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $402,933 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $11,916
      Unrealized depreciation.........................   (5,224)
                                                        -------
      Net unrealized appreciation.....................  $ 6,692
                                                        =======

 (c) Market value of investments in foreign securities represents 13.25% of total net asset as of July 31, 2004.

 (d) The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY          COST BASIS
      --------   ----------           --------          ----------
      2004            4       AboveNet (Warrants)          $ @@
      1994            1       Hosiery Corp. of
                              America, Inc. Class A -
                              144A                           21
      1997            1       Minorplanet Systems USA
                              (Warrants) - 144A              13
      1997           13       Powertel, Inc.
                              (Warrants) - 144A              94
      2003            1       Solutia (Warrants)             @@
      1996           11       Telus Corp. (Warrants)         77
      2003           @@       VoiceStream Wireless
                              Corp. due 2009                 @@

     The aggregate value of these securities at July 31, 2004 was $511, which represents 0.14% of total net assets.

--------------------------------------------------------------------------------

 (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $58,076, which represents 15.71% of total net assets.

 (f) Securities valued in good faith at fair value by, or under the direction of the Fund's Board of Directors. The aggregate value of these securities as of July 31, 2004, was $151 which represents @@% of total net assets.

 (g) Futures Contracts open at July 31, 2004

                                                                     UNAUDITED
                            NUMBER OF                               APPRECIATION
          DESCRIPTION       CONTRACTS   POSITION     EXPIRATION     AT 7/31/2004
          -----------       ---------   --------     ----------     ------------
     CBT 10 Year U.S.
       Treasury Note
       futures
       contracts..........     140       Short     September 2004       $57

     These contracts had market value of $(15,500) at July 31, 2004 and were collateralized by a U.S. Treasury Bill due August 5, 2004 with a market value of $200.

 H   Security is fully or partially on loan as of July 31, 2004.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

  *  Moody's rating.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE
---------                                                       ------
FIXED INCOME FUNDS -- 67.0%
    27      The Hartford High Yield Fund, Class Y.............  $  215
    15      The Hartford Inflation Plus Fund, Class Y.........     162
    25      The Hartford Short Duration Fund, Class Y.........     247
    22      The Hartford Total Return Bond Fund, Class Y......     237
                                                                ------
            Total fixed income funds (cost $862)..............  $  861
                                                                ======
MONEY MARKET FUND -- 16.7%
   215      The Hartford Money Market Fund, Class Y...........  $  215
                                                                ------
            Total money market funds (cost $215)..............  $  215
                                                                ------
            Total investments in securities (cost $1,077)(a)..  $1,076
                                                                ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $1,077 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.............................  $--
   Unrealized depreciation.............................   (1)
                                                         ---
   Net unrealized depreciation.........................  $(1)
                                                         ===

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- 0.4%
            GENERAL OBLIGATIONS -- 0.4%
 $  150     Illinois (State of),
              5.10%, General Obligation Taxable Pension
              06/01/2033......................................  AA           $   136
                                                                             -------
            Total municipal bonds (cost $150).................               $   136
                                                                             -------
ASSET BACKED AND COMMERCIAL -- 10.8%
            MORTGAGE SECURITIES FINANCE -- 10.8%
 $   73     AQ Finance CEB Trust,
              6.45%, Ser 2003-CE1A 08/25/2033.................  BBB          $    72
     55     Asset Backed Funding Corp. NIM Trust,
              4.55%, Ser 2004-OPT1 Class N1
              12/26/2003(c)(d)................................  BBB               55
  3,184     Banc of America Commercial Mortgage Corp.,
              5.50%, 11/10/2039(c)(d)(f)......................  AAA               76
  8,268     Banc of America Commercial Mortgage, Inc.,
              5.75%, Ser 2004-3 06/10/2039(d)(f)..............  AAA              101
  3,559     Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, Ser 2004-PWR3 Class X1
              02/11/2041(c)(d)(f).............................  AAA               76
     75     Citibank Credit Card Issuance Trust,
              5.00%, Ser 2003-C4 Class C4 06/10/2015..........  BBB               72
  6,532     Commercial Mortgage Pass through Certificates,
              5.50% Ser LB2A C1 X1, 03/10/2039(c)(d)(f).......  AAA              144
    200     CS First Boston Mortgage Securities Corp.,
              3.81%, Ser 2003-C5 Class A2 12/15/2036..........  AAA              197
    100     DLJ Mortgage Acceptance Corp.,
              7.50%, Ser 1995-CF2 Class B1 12/17/2027(c)......  AAA              102
     50     Equity One ABS, Inc.,
              3.81%, Ser 2004-3 Class B2 07/25/2034(d)........  BBB-              50
    100     Equity One ABS, Inc.,
              5.46%, Ser 2003-3 Class M2 12/25/2033...........  A                 99
    200     First Union-Lehman Brothers-Bank of America,
              6.56%, Ser 1998-C2 Class A2
              11/18/2035......................................  AAA              217
    100     Ford Credit Auto Owner Trust,
              4.29%, Ser 2003-A Class C 11/15/2007............  BBB              101
    200     Freddie Mac,
              6.00%, Ser 2500 Class PE 06/15/2031.............  AAA              208

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            MORTGAGE SECURITIES FINANCE -- (CONTINUED)
 $  200     General Electric Commercial Mortgage Corp.,
              5.00%, Ser 2002-3A Class A2,
              12/10/2037......................................  AAA          $   200
    200     GMAC Commercial Mortgage Securities, Inc.,
              4.223%, Ser 2003-C3 Cl A2,
              04/10/2040......................................  AAA              198
    161     GMAC Commercial Mortgage Securities, Inc.,
              3.34%, Ser 2003-C1 Class A1
              05/10/2036......................................  AAA              153
     50     Green Tree Financial Corp.,
              6.48%, Ser 1999-2 Class A4 12/01/2030...........  BBB               51
     35     Green Tree Financial Corp.,
              7.30%, Ser 1995-9 Class A6 01/15/2026...........  AAA               37
     24     Green Tree Financial Corp.,
              7.35%, Ser 1996-3 Class A5 05/15/2027...........  AAA               26
     63     Home Equity Asset Trust,
              5.25%, Ser 2003-7 Class NIM23 04/27/2034(c).....  A-                63
    200     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, Ser 2003-CB7 Class A2 01/12/2038.........  AAA              197
    178     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, Ser 2002-C2 Class A1 12/12/2034..........  AAA              177
    187     J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, Ser 2002-CIB5 Class A1 10/12/2037........  Aaa*             188
  2,568     J.P. Morgan Chase Commercial Mortgage Securities,
              0.281%, Ser 2004-C1 Class X1
              01/15/2038(c)(d)(f).............................  AAA               75
    200     Morgan Stanley Capital I,
              4.17%, Ser 2003-IQ6 Class A2 12/15/41...........  AAA              197
    171     Morgan Stanley Dean Witter Capital I,
              5.38%, Ser 2002-TOP7 Class A1 01/15/2039........  Aaa*             178
     73     Navistar Financial Corp. Owner Trust,
              3.08%, Ser 2003-A Class B 11/15/2009............  A                 72
     74     Residential Asset Mortgage Products, Inc.,
              6.14%, Ser 2002-RS3 Class AI4 06/25/2032........  AAA               75

 THE HARTFORD INCOME FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
ASSET BACKED AND COMMERCIAL -- (CONTINUED)
            MORTGAGE SECURITIES FINANCE -- (CONTINUED)
 $  100     Residential Asset Mortgage Products, Inc.,
              6.59%, Ser 2002-RZ2 Class A5 06/25/2032.........  AAA          $   104
      6     Salomon Smith Barney Auto Loan Trust,
              8.00%, Ser 2002-1 Class D 02/15/2009(c).........  Baa1               6
     26     Soundview Home Equity Loan Trust, Inc.,
              8.64%, Ser 2000-1 Class M1 05/25/2030...........  AA                26
  7,108     Wachovia Bank Commercial Mortgage Trust,
              5.50%, Ser 2004-C10 Class XC
              02/15/2041(c)(d)(f).............................  AAA              153
    100     Wachovia Bank Commercial Mortgage Trust,
              4.87%, Ser 2003-C3 Class A2 02/15/2035..........  AAA               99
     78     WFS Financial Owner Trust,
              3.05%, Ser 2003-2 Class C 12/20/2010............  A                 77
     17     Whole Auto Loan Trust,
              6.00%, Ser 2002-1 Class D 04/15/2009(c).........  Baa3*             17
                                                                             -------
                                                                               3,939
                                                                             -------
            Total asset backed and commercial mortgage
              securities
              (cost $3,985)...................................               $ 3,939
                                                                             -------
CORPORATE BONDS: INVESTMENT GRADE -- 24.2%
            BASIC MATERIALS -- 1.2%
 $  100     International Paper Co.,
              5.25%, 04/01/2016...............................  BBB          $    95
     75     Methanex Corp.,
              7.75%, 08/15/2005...............................  BBB-              78
    100     Noranda, Inc.,
              8.375%, 02/15/2011..............................  BBB-             115
    100     Phelps Dodge Corp.,
              9.50%, 06/01/2031...............................  BBB-             138
                                                                             -------
                                                                                 426
                                                                             -------
            CAPITAL GOODS -- 1.0%
     55     American Standard, Inc.,
              7.375%, 02/01/2008..............................  BBB-              60
    100     Bombardier, Inc.,
              6.75%, 05/01/2012(c)............................  BBB-              91
    100     Hutchinson Whampoa International Ltd.,
              6.25%, 01/24/2014(c)............................  A-                98
    100     Tyco International Group S.A.,
              6.375%, 02/15/2006..............................  BBB              105
                                                                             -------
                                                                                 354
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            CONSUMER CYCLICAL -- 1.9%
 $   50     AutoNation, Inc.,
              9.00%, 08/01/2008...............................  BBB-         $    56
     75     CRH America, Inc.,
              5.30%, 10/15/2013...............................  BBB+              75
    150     DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11/15/2013...............................  BBB              156
    200     General Motors Corp.,
              7.125%, 07/15/2013..............................  BBB              205
    100     May Department Stores Co.,
              5.75%, 07/15/2014(c)............................  BBB              100
    100     PHH Corp.,
              6.00%, 03/01/2008...............................  BBB+             106
                                                                             -------
                                                                                 698
                                                                             -------
            CONSUMER STAPLES -- 0.5%
    150     Tyson Foods, Inc.,
              8.25%, 10/01/2011...............................  BBB              174
                                                                             -------
            ENERGY -- 1.6%
    100     Gazprom International S.A.,
              7.20%, 02/01/2020(c)............................  BBB-              98
    120     Pemex Project Funding Master Trust,
              7.375%, 12/15/2014..............................  BBB-             126
    100     Petroliam Nasional Berhad,
              7.625%, 10/15/2026(c)...........................  A-               108
    100     Valero Energy Corp.,
              7.50%, 04/15/2032...............................  BBB              113
     75     XTO Energy, Inc.,
              4.90%, 02/01/2014...............................  BBB-              72
     75     XTO Energy, Inc.,
              6.25%, 04/15/2013...............................  BBB-              79
                                                                             -------
                                                                                 596
                                                                             -------
            FINANCE -- 8.0%
    125     ACE INA Holdings, Inc.,
              5.875%, 06/15/2014..............................  BBB+             128
    125     Aon Corp.,
              7.375%, 12/14/2012..............................  A-               140
    150     Capital One Financial Corp.,
              7.125%, 08/01/2008..............................  BBB-             163
     75     Chile (Republic of),
              5.50%, 01/15/2013...............................  A                 76
    100     El Salvador (Republic of),
              8.50%, 07/25/2011(c)............................  Baa3*            108
     25     Farmers Exchange Capital,
              7.20%, 07/15/2048(c)............................  BBB+              24
    100     Ford Motor Credit Co.,
              6.50%, 01/25/2007...............................  BBB-             105
    100     Ford Motor Credit Co.,
              7.00%, 10/01/2013...............................  BBB-             102
    125     Goldman Sachs Group Inc.,
              5.15%, 01/15/2014...............................  A+               122
    200     Greenwich Capital Commercial Funding Corp.,
              4.02%, 01/05/2036...............................  AAA              197
    100     Household Finance Corp.,
              7.00%, 05/15/2012...............................  A                111

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $  100     HSBC Capital Funding L.P.,
              4.61%, 12/27/2049(c)............................  A-           $    93
     25     HVB Funding Trust III,
              9.00%, 10/22/2031(c)............................  BBB               30
    100     Mizuho Financial Group, Inc.,
              5.79%, 04/15/2014(c)............................  BBB              100
    100     Morgan Stanley,
              4.75%, 04/01/2014...............................  A                 93
    100     Natexis AMBS Co. LLC,
              8.44%, 12/29/2049(c)............................  A-               115
    100     Rabobank Capital Funding II,
              5.26%, 12/29/2049(c)............................  AA                98
     35     Russian Federation Government,
              5.00%, 03/31/2030...............................  Baa3*             32
     75     Russian Federation,
              8.25%, 03/31/2010...............................  Baa3*             81
    100     Santander Central Hispano Issuances Ltd.,
              7.625%, 09/14/2010..............................  A                115
     75     Shurgard Storage Centers, Inc.,
              5.875%, 03/15/2013..............................  BBB               75
     35     South Africa (Republic of),
              6.50%, 06/02/2014...............................  BBB               36
    100     South Africa (Republic of),
              7.375%, 04/25/2012..............................  BBB              110
    100     Swedbank Foreningssparbanken,
              9.00%, 12/31/2049(c)............................  BBB+             119
     25     TuranAlem Finance B.V.,
              7.875%, 06/02/2010..............................  Baa3*             25
     30     TuranAlem Finance B.V.,
              8.00%, 03/24/2014(c)............................  Baa2*             28
    200     UFJ Finance Aruba AEC,
              6.75%, 07/15/2013...............................  BBB-             215
     35     United Mexican States,
              4.625%, 10/08/2008..............................  BBB-              35
    100     Vornado Realty Trust,
              4.75%, 12/01/2010...............................  BBB               98
    100     Westpac Capital Trust IV,
              5.26%, 12/31/2049(c)............................  A-                94
     70     Woori Bank,
              5.75%, 03/13/2014(c)............................  BBB-              70
                                                                             -------
                                                                               2,938
                                                                             -------
            HEALTH CARE -- 2.1%
     15     Bausch & Lomb, Inc.,
              6.95%, 11/15/2007...............................  BBB-              16
     53     Bausch & Lomb, Inc.,
              7.125%, 08/01/2028..............................  BBB-              54
    100     Boston Scientific Corp.,
              5.45%, 06/15/2014...............................  A-               101
    150     Cardinal Health, Inc.,
              6.75%, 02/15/2011...............................  A                158
    100     HCA, Inc.,
              6.95%, 05/01/2012...............................  BBB-             105
     75     Manor Care, Inc.,
              6.25%, 05/01/2013...............................  BBB               77

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            HEALTH CARE -- (CONTINUED)
 $  100     Universal Health Services, Inc.,
              6.75%, 11/15/2011...............................  BBB          $   108
    150     Wyeth,
              5.50%, 02/01/2014...............................  A                145
                                                                             -------
                                                                                 764
                                                                             -------
            SERVICES -- 2.2%
     10     American Greetings Corp.,
              6.10%, 08/01/2028...............................  BBB-              10
    100     Comcast Cable Communications, Inc.,
              6.75%, 01/30/2011...............................  BBB              109
     75     Harrah's Operating Co., Inc.,
              5.375%, 12/15/2013..............................  BBB-              71
    150     Hyatt Equities LLC,
              6.875%, 06/15/2007(c)...........................  BBB              160
    100     InterActive Corp.,
              7.00%, 01/15/2013...............................  BBB-             109
    100     Liberty Media Corp.,
              5.70%, 05/15/2013...............................  BBB-              98
    100     News America Holdings, Inc.,
              7.75%, 01/20/2024...............................  BBB-             114
     50     News America Holdings, Inc.,
              9.25%, 02/01/2013...............................  BBB-              63
     50     Sun Microsystems, Inc.,
              7.65%, 08/15/2009...............................  Baa3*             54
                                                                             -------
                                                                                 788
                                                                             -------
            TECHNOLOGY -- 3.8%
    100     AOL Time Warner, Inc.,
              6.875%, 05/01/2012..............................  BBB+             109
    210     AT&T Wireless Services, Inc.,
              8.125%, 05/01/2012..............................  BBB              246
    100     British Sky Broadcasting Group plc,
              6.875%, 02/23/2009..............................  BBB-             110
     75     Cox Communications, Inc.,
              4.625%, 06/01/2013..............................  BBB               70
    150     Deutsche Telekom International Finance B.V.,
              5.25%, 07/22/2013...............................  BBB+             149
    100     France Telecom S.A.,
              8.75%, 03/01/2011...............................  BBB+             117
    210     Intelsat Ltd.,
              6.50%, 11/01/2013...............................  BBB+             187
    150     Motorola, Inc.,
              8.00%, 11/01/2011...............................  BBB              174
     20     Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................  BBB-              19
     50     Sprint Capital Corp.,
              8.375%, 03/15/2012..............................  BBB-              59
    150     Thomas & Betts Corp.,
              7.25%, 06/01/2013...............................  BBB-             162
                                                                             -------
                                                                               1,402
                                                                             -------
            TRANSPORTATION -- 0.3%
    100     Continental Airlines, Inc.,
              6.56%, 02/15/2012...............................  AAA              105
                                                                             -------

 THE HARTFORD INCOME FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- 1.6%
 $   60     Centerpoint Energy, Inc.,
              5.875%, 06/01/2008..............................  BBB-         $    62
     55     Centerpoint Energy, Inc.,
              6.85%, 06/01/2015...............................  BBB-              59
     75     Consumers Energy Co.,
              5.375%, Ser B 04/15/2013........................  BBB-              75
     50     Consumers Energy Co.,
              6.00%, Ser J 02/15/2014.........................  BBB-              52
    100     Southern California Edison Co.,
              8.00%, 02/15/2007...............................  BBB              111
    100     Tampa Electric Co.,
              6.375%, 08/15/2012..............................  BBB-             106
    100     Western Resources, Inc.,
              7.875%, 05/01/2007..............................  BBB-             110
                                                                             -------
                                                                                 575
                                                                             -------
            Total corporate bonds:
              investment grade
              (cost $8,650)...................................               $ 8,820
                                                                             -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 24.7%
            BASIC MATERIALS -- 5.2%
 $  200     Abitibi-Consolidated, Inc.,
              6.00%, 06/20/2013...............................  BB           $   182
    100     AK Steel Corp.,
              7.75%, 06/15/2012...............................  B+                92
    100     Boise Cascade Corp.,
              7.35%, 02/01/2016...............................  BB               114
    100     Bowater Canada Finance,
              7.95%, 11/15/2011...............................  BB               103
     65     Bowater, Inc.,
              6.50%, 06/15/2013...............................  BB                61
    100     Cascades, Inc.,
              7.25%, 02/15/2013...............................  BB+              102
     70     Crown European Holdings S.A.,
              9.50%, 03/01/2011...............................  B+                77
     40     Equistar Chemicals L.P.,
              8.75%, 02/15/2009...............................  B+                41
     75     FMC Corp.,
              10.25%, 11/01/2009..............................  BB+               87
    100     Georgia-Pacific Corp.,
              8.875%, 05/15/2031..............................  BB+              112
     75     International Steel Group, Inc.,
              6.50%, 04/15/2014(c)............................  BB                71
    140     Intertape Polymer Group, Inc.,
              8.50%, 08/01/2014(c)............................  B-               138
     35     Jefferson Smurfit Corp.,
              7.50%, 06/01/2013...............................  B                 36
     60     Lyondell Chemical Co.,
              9.625%, Ser A 05/01/2007........................  B+                63
     15     Norampac, Inc.,
              6.75%, 06/01/2013...............................  BB+               15
     50     Norske Skog Canada Ltd.,
              7.375%, 03/01/2014..............................  BB                50
     30     Norske Skog Canada Ltd.,
              8.625%, 06/15/2011..............................  BB                32
    100     Nova Chemicals Corp.,
              7.00%, 05/15/2006...............................  BB+              104

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            BASIC MATERIALS -- (CONTINUED)
 $   75     Owens-Brockway Glass Container, Inc.,
              8.75%, 11/15/2012...............................  BB-          $    83
     15     Peabody Energy Corp.,
              6.875%, 03/15/2013..............................  BB-               15
     75     Plastipak Holdings, Inc.,
              10.75%, 09/01/2011..............................  B+                81
     70     PolyOne Corp.,
              8.875%, 05/01/2012..............................  B+                69
     50     Potlatch Corp.,
              10.00%, 07/15/2011..............................  BB-               56
     33     United States Steel LLC,
              10.75%, 08/01/2008..............................  BB-               38
     80     Westlake Chemical Corp.,
              8.75%, 07/15/2011...............................  B+                88
                                                                             -------
                                                                               1,910
                                                                             -------
            CAPITAL GOODS -- 1.4%
     40     Cummins, Inc.,
              9.50%, 12/01/2010...............................  BB+               46
    100     K2 Corporation,
              7.375%, 07/01/2014(c)...........................  BB               102
    145     Rexnord Corp.,
              10.125%, 12/15/2012.............................  B-               160
     30     SPX Corp.,
              6.25%, 06/15/2011...............................  BB+               29
     75     Terex Corp.,
              10.375%, 04/01/2011.............................  B                 84
    100     Xerox Corp.,
              7.125%, 06/15/2010..............................  B+               102
                                                                             -------
                                                                                 523
                                                                             -------
            CONSUMER CYCLICAL -- 2.0%
     50     Dana Corp.,
              6.50%, 03/01/2009...............................  BB                53
     25     Dana Corp.,
              6.50%, 03/15/2008...............................  BB                26
    100     Delhaize America, Inc.,
              7.375%, 04/15/2006..............................  BB+              106
     75     Ingles Markets, Inc.,
              8.875%, 12/01/2011..............................  B+                79
     50     Penney (J.C.) Co., Inc.,
              8.125%, 04/01/2027..............................  BB+               55
     85     Penney (J.C.) Co., Inc.,
              8.25%, 08/15/2022...............................  BB+               87
     75     Phillips Van-Heusen Corp.,
              7.75%, 11/15/2023...............................  BB                75
     65     Russel Metals, Inc.,
              6.375%, 03/01/2014..............................  BB-               61
     50     Saks, Inc.,
              7.50%, 12/01/2010...............................  BB                52
     55     Stater Brothers Holdings, Inc.,
              8.125%, 06/15/2012(c)...........................  BB-               56
     22     TRW Automotive, Inc.,
              9.375%, 02/15/2013..............................  BB-               25

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
CORPORATE BONDS: NON-INVESTMENT GRADE --
(CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $   25     United Components, Inc.,
              9.375%, 06/15/2013..............................  B            $    26
     30     Warnaco Inc.,
              8.875%, 06/15/2013..............................  B                 33
                                                                             -------
                                                                                 734
                                                                             -------
            CONSUMER STAPLES -- 0.6%
     30     Del Monte Corp.,
              8.625%, 12/15/2012..............................  B                 33
     90     Pierre Foods, Inc.,
              9.875%, 07/15/2012(c)...........................  B-                91
     40     Smithfield Foods, Inc.,
              7.75%, 05/15/2013...............................  BB                42
     50     Tembec Industries, Inc.,
              7.75%, 03/15/2012...............................  BB-               50
                                                                             -------
                                                                                 216
                                                                             -------
            ENERGY -- 1.2%
     25     Citgo Petroleum Corp.,
              11.375%, 02/01/2011.............................  BB                29
     65     Comstock Resources, Inc.,
              6.875%, 03/01/2012..............................  B                 64
     15     CONSOL Energy, Inc.,
              7.875%, 03/01/2012..............................  BB                16
     50     GulfTerra Energy Partners LP,
              6.25%, 06/01/2010...............................  BB                51
     45     Houston Exploration Co.,
              7.00%, 06/15/2013...............................  B+                45
     41     Port Arthur Finance Corp.,
              12.50%, 01/15/2009..............................  BB                48
     10     Premcor Refining Group, Inc.,
              6.75%, 02/01/2011...............................  BB-               10
     15     Premcor Refining Group, Inc.,
              9.25%, 02/01/2010...............................  BB-               17
     25     Tesoro Petroleum Corp.,
              9.625%, 11/01/2008..............................  BB-               28
     50     Vintage Petroleum, Inc.,
              8.25%, 05/01/2012...............................  BB-               54
     70     Whiting Petroleum Corp.,
              7.25%, 05/01/2012...............................  B-                70
                                                                             -------
                                                                                 432
                                                                             -------
            FINANCE -- 4.1%
    115     BCP Caylux Holdings Corp.,
              9.625%, 06/15/2014(c)...........................  B-               120
     94     Brazil (Federative Republic), 2.10%,
              04/15/2012(d)...................................  B+                81
    110     Columbia (Republic of),
              10.75%, 01/15/2013..............................  BB               123
    150     Crescent Real Estate Equities L.P.,
              9.25%, 04/15/2009...............................  B                158
     21     Forest City Enterprises, Inc.,
              7.625%, 06/01/2015..............................  BB-               21
     15     Host Marriott L.P.,
              7.00%, 08/15/2012(c)............................  B+                15
     75     IPC Acquisition Corp.,
              11.50%, 12/15/2009..............................  B-                83

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            FINANCE -- (CONTINUED)
 $  265     Istar Financial, Inc.,
              5.70%, 03/01/2014...............................  BB+          $   255
    100     LNR Property Corp.,
              7.625%, 07/15/2013..............................  B+               100
     60     Panama (Republic of),
              8.875%, 09/30/2027..............................  BB                60
     50     Panama (Republic of),
              9.625%, 02/08/2011..............................  BB                56
     60     Peru (Republic of),
              4.50%, 03/07/2017...............................  BB                49
     17     Peru (Republic of),
              9.125%, 02/21/2012..............................  BB                18
     50     Philippines (Republic of),
              10.625%, 03/16/2025.............................  BB                54
     40     Republic of Peru,
              8.75%, 11/21/2033...............................  BB                36
     50     Turkey (Republic of),
              12.00%, 12/15/2008..............................  B+                58
    100     Ukraine Government,
              6.875%, 03/04/2011(c)...........................  B+                95
     70     United Rentals NA, Inc.,
              6.50%, 02/15/2012...............................  BB-               68
     50     Venezuela (Republic of),
              9.25%, 09/15/2027...............................  B-                44
                                                                             -------
                                                                               1,494
                                                                             -------
            HEALTH CARE -- 0.2%
     60     Select Medical Corp.,
              9.50%, 06/15/2009...............................  B                 64
                                                                             -------
            SERVICES -- 3.1%
    110     Allied Waste North America, Inc.,
              5.75%, 02/15/2011...............................  BB-              104
     50     Atlantic Broadband Finance LLC,
              9.375%, 01/15/2014(c)...........................  CCC+              46
     15     CBD Media, Inc.,
              8.625%, 06/01/2011..............................  B-                16
     75     CSC Holdings, Inc.,
              7.875%, 12/15/2007..............................  BB-               79
     70     EchoStar DBS Corp.,
              5.75%, 10/01/2008...............................  BB-               69
     54     HMH Properties, Inc.,
              7.875%, 08/01/2008..............................  B+                55
    100     ITT CORP.,
              7.375%, 11/15/2015..............................  BB+              102
     50     John Q. Hammons Hotels, Inc.
              8.875%, 05/15/2012..............................  B                 55
     30     Lamar Media Corp.,
              7.25%, 01/01/2013...............................  B                 31
     30     Mail Well I Corp.,
              7.875%, 12/01/2013..............................  B                 27
     50     Primedia, Inc.,
              7.625%, 04/01/2008..............................  B                 49
     50     Primedia, Inc.,
              8.00%, 05/15/2013(c)............................  B                 46
     45     R.H. Donnelley Financial Corp. I,
              8.875%, 12/15/2010(c)...........................  B+                50
     60     Reader's Digest Association, Inc.,
              6.50%, 03/01/2011...............................  BB-               59

 THE HARTFORD INCOME FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
CORPORATE BONDS: NON-INVESTMENT GRADE --
(CONTINUED)
            SERVICES -- (CONTINUED)
 $   50     Service Corp. International,
              6.50%, 03/15/2008...............................  BB           $    51
    100     Service Corp. International,
              7.70%, 04/15/2009...............................  BB               105
     75     Six Flags, Inc.,
              8.875%, 02/01/2010..............................  B-                70
    100     Station Casinos, Inc.,
              6.00%, 04/01/2012...............................  BB-               97
                                                                             -------
                                                                               1,111
                                                                             -------
            TECHNOLOGY -- 3.6%
     45     Amkor Technology, Inc.,
              7.75%, 05/15/2013...............................  B                 38
     75     AT&T Corp.,
              8.05%, 11/15/2011...............................  BB+               77
     80     Charter Communications Operating LLC,
              8.00%, 04/30/2012(c)............................  B-                77
     30     Cincinnati Bell, Inc.,
              8.375%, 01/15/2014..............................  B-                26
    125     Crown Castle International Corp.,
              10.75%, 08/01/2011..............................  CCC              140
     30     DirecTV Holdings LLC,
              8.375%, 03/15/2013..............................  BB-               34
     60     Fimep S.A.,
              10.50%, 02/15/2013..............................  B+                69
     65     Fisher Scientific International, Inc.,
              8.125%, 05/01/2012..............................  BB+               71
     95     L-3 Communications Corp.,
              6.125%, 07/15/2013..............................  BB-               92
     30     Mediacom LLC,
              9.50%, 01/15/2013...............................  B+                28
    200     Nextel Communications, Inc.,
              7.375%, 08/01/2015..............................  BB               210
     50     PanAmSat Corp.,
              6.875%, 01/15/2028..............................  BB+               41
     95     PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-              105
    150     Rogers Wireless Communications Inc.,
              6.375%, 03/01/2014..............................  BB+              140
    100     Solectron Corp.,
              9.625%, 02/15/2009..............................  B+               109
     75     US West Communications,
              7.20%, 11/01/2004...............................  BB-               76
                                                                             -------
                                                                               1,333
                                                                             -------
            TRANSPORTATION -- 0.8%
     50     Royal Caribbean Cruises Ltd.,
              6.875%, 12/01/2013..............................  BB+               50
    100     Royal Caribbean Cruises Ltd.,
              7.25%, 08/15/2006...............................  BB+              105
    150     Trinity Industries, Inc.,
              6.50%, 03/15/2014(c)............................  BB-              142
                                                                             -------
                                                                                 297
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            UTILITIES -- 2.5%
 $  150     AES Corp.,
              8.75%, 05/15/2013(c)............................  B+           $   164
     50     Calpine Canada Energy Financial,
              8.50%, 05/01/2008...............................  CCC+              31
     55     CMS Energy Corp.,
              8.50%, 04/15/2011...............................  B+                58
     25     El Paso Corp.,
              7.875%, 06/15/2012..............................  CCC+              23
     25     Illinois Power Co.,
              11.50%, 12/15/2010..............................  B                 30
     25     Illinois Power Co.,
              7.50%, 06/15/2009...............................  B                 28
     50     Montana Power Co.,
              7.30%, 12/01/2006(c)............................  D                 50
    100     Nevada Power Co.,
              9.00%, 08/15/2013...............................  BB               112
    100     NRG Energy, Inc.,
              8.00%, 12/15/2013(c)............................  B+               102
     45     TECO Energy, Inc.,
              7.20%, 05/01/2011...............................  BB                46
    100     Tennessee Gas Pipeline Co.,
              8.375%, 06/15/2032..............................  B-               100
    100     Texas-New Mexico Power Co.,
              6.125%, 06/01/2008..............................  BB+              103
     50     Transcontinental Gas Pipeline Corp.,
              7.00%, 08/15/2011...............................  B+                53
                                                                             -------
                                                                                 900
                                                                             -------
            Total corporate bonds: non-investment grade (cost
              $8,789).........................................               $ 9,014
                                                                             -------

U.S. GOVERNMENT SECURITIES -- 38.4%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
 $  200     4.10% 2014........................................  $   194
    736     5.50% 2032........................................      741
    325     6.00% 2031........................................      338
                                                                -------
                                                                  1,273
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.3%
    769     5.00% 2017........................................      777
  1,883     5.50% 2032-2033...................................    1,892
                                                                -------
                                                                  2,669
                                                                -------
            U.S. TREASURY SECURITIES -- 27.6%
  3,370     3.125% 2007.......................................    3,381
  4,610     3.875% 2009(e)....................................    5,944
     50     4.75% 2014........................................       51
    615     6.00% 2009........................................      679
                                                                -------
                                                                 10,055
                                                                -------
            Total U.S. government securities (cost $14,121)...  $13,997
                                                                -------
            Total long-term investments (cost $35,695)........  $35,906
                                                                =======

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                          VALUE
---------                                                       -------
SHORT-TERM INVESTMENTS -- 1.3%
            FINANCE -- 1.3%
 $  169     BNP Paribas Repurchase Agreement,
              1.29%, 08/02/2004...............................  $   169
     68     RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...............................       68
     36     State Street Repurchase Agreement,
              1.27%, 08/02/2004...............................       36
    203     UBS Warburg Repurchase Agreement,
              1.30%, 08/02/2004...............................      203
                                                                -------
                                                                    476
                                                                -------
            Total short-term investments (cost $476)..........  $   476
                                                                -------
            Total investments in securities (cost
              $36,171)(a).....................................  $36,382
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond Ratings as of July 31, 2004.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $36,171 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $ 721
      Unrealized depreciation...........................   (510)
                                                          -----
      Net unrealized appreciation.......................  $ 211
                                                          =====

 (b) Market value of investments in foreign securities represents 11.80% of total net assets as of July 31, 2004.

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $3,738, which represents 10.25% of total net assets.

 (d) Variable rate securities; the yield reported is the rate in effect as of July 31, 2004.

 (e) U.S. Treasury inflation protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (f) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2004.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

  *  Moody's Rating.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 1.5%
            FINANCE -- 1.5%
 $ 1,620    American Express Credit Account Master Trust,
              1.88%, Ser 2004-C 02/15/2012(b)(d)..............  BBB          $  1,621
   4,000    CS First Boston Mortgage Securities Corp.,
              1.89%, 11/15/2014(b)(d).........................  AA-             4,025
   2,000    Granite Mortgages plc,
              3.00%, Ser 2001-2 Class 1C 10/20/2041(b)........  BBB             2,016
   3,000    Permanent Financing plc,
              2.45%, Series 5 Class 3C 06/10/2042(b)..........  BBB             3,000
                                                                             --------
            Total asset backed and commercial mortgage
              securities
              (cost $10,658)..................................               $ 10,662
                                                                             --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.4%
            FINANCE -- 0.4%
 $ 2,600    SLM Corp.,
              3.41%, 04/01/2009(b)............................  A            $  2,568
                                                                             --------
            Total corporate bonds:
              investment grade
              (cost $2,606)...................................               $  2,568
                                                                             --------

U.S. GOVERNMENT SECURITIES -- 94.9%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.6%
 $ 3,000    Tennessee Valley Authority,
              3.375%, 2007(c).................................  $  3,819
                                                                --------
            U.S. TREASURY SECURITIES -- 94.3%
  60,830    1.875% 2013(c)....................................    62,336
  94,277    2.00% 2014(c).....................................    96,077
  22,160    2.375% 2025(c)....................................    22,170
  66,995    3.00% 2012(c).....................................    76,562
  15,340    3.25% 2009........................................    15,133
  44,110    3.375% 2007 -- 2032(c)............................    56,348
  33,955    3.50% 2011(c).....................................    41,149
  81,630    3.625% 2008 -- 2028(c)............................   107,970
  87,695    3.875% 2009 -- 2029(c)............................   123,775
  36,630    4.25% 2010(c).....................................    47,292
                                                                --------
                                                                 648,812
                                                                --------
            Total U.S. government securities
              (cost $654,222).................................  $652,631
                                                                --------
            Total investments in long-term securities
              (cost $667,486).................................  $665,861
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
 -------                                                        --------
SHORT-TERM INVESTMENTS -- 6.6%
            FINANCE -- 6.6%
 $16,141    BNP Paribas Repurchase Agreement,
              1.29%, 08/02/2004...............................  $ 16,141
   6,457    RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...............................     6,457
   3,458    State Street Repurchase Agreement,
              1.27%, 08/02/2004...............................     3,458
  19,370    UBS Warburg Repurchase Agreement,
              1.30%, 08/02/2004...............................    19,370
                                                                --------
            Total short-term investments
              (cost $45,426)..................................  $ 45,426
                                                                --------
            Total investments in securities
              (cost $712,912)(a)..............................  $711,287
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $713,177 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,436
      Unrealized depreciation.........................   (3,326)
                                                        -------
      Net unrealized depreciation.....................  $(1,890)
                                                        =======

 (b) Variable Rate Securities, the yield reported is the rate in effect as of July 31, 2004.

 (c) Inflation-protection securities are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (d) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $5,646, which represents 0.82% of total net assets.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 92.8%
            CANADA -- 7.3%
     16     Canadian National Railway Co. (Transportation)....  $   710
      9     Petro-Canada (Energy).............................      427
     43     Research In Motion Ltd.(a) (Technology)...........    2,658
      7     SNC-Lavalin Group, Inc. (Services)................      271
                                                                -------
                                                                  4,066
                                                                -------
            FRANCE -- 20.7%
    153     Alcatel S.A.(e)H (Technology).....................    1,991
     44     Altran Technologies S.A.(e)H (Consumer
              Cyclical).......................................      433
     24     Cie Generale D'Optique Essilor International
              S.A.(e) (Basic Materials).......................    1,445
     11     Club Mediterranee(a)(e) (Services)................      467
     10     Groupe Danone(e)H (Consumer Staples)..............      809
      1     Pernod Ricard(e)H (Consumer Staples)..............      131
     14     Pinault-Printemps-Redoute S.A.(e)H (Consumer
              Cyclical).......................................    1,322
     11     PSA Peugeot Citroen(e)H (Consumer Cyclical).......      630
      9     Rodriguez GroupH (Transportation).................      426
      8     Total S.A.(e)H (Energy)...........................    1,537
      7     Unibail(e)H (Finance and Insurance)...............      713
     64     Vivendi Universal S.A.(e)H (Services).............    1,608
                                                                -------
                                                                 11,512
                                                                -------
            GERMANY -- 6.8%
      5     Adidas-Salomon AG(e) (Consumer Cyclical)..........      535
      8     Allianz AG(e) (Finance and Insurance).............      745
     22     Bayerische Motoren Werke (BMW) AG(e) (Consumer
              Cyclical).......................................      980
     22     DaimlerChrysler AG (Consumer Cyclical)............      970
      6     Muenchener Rueckversicherungs-Gesellschaft AG(e)
              (Finance and Insurance).........................      551
                                                                -------
                                                                  3,781
                                                                -------
            GREECE -- 0.6%
     17     EFG Eurobank Ergasias(e) (Finance and
              Insurance)......................................      363
                                                                -------
            HONG KONG -- 2.2%
     13     CNOOC Ltd. ADR (Energy)...........................      639
    131     Esprit Holdings Ltd.(e) (Consumer Cyclical).......      582
                                                                -------
                                                                  1,221
                                                                -------
            IRELAND -- 4.4%
    119     Elan Corp. plc ADR(a)H (Health Care)..............    2,443
                                                                -------
            ITALY -- 2.3%
     38     Autostrade S.p.A.(e) (Consumer Cyclical)..........      744
     59     Saipem S.p.A.(e) (Consumer Cyclical)..............      563
                                                                -------
                                                                  1,307
                                                                -------
            JAPAN -- 13.5%
     36     Bridgestone Corp.(e) (Consumer Cyclical)..........      647
     @@     Japan Tobacco, Inc.(d)(e) (Consumer Staples)......    1,024
     17     Kao Corp.(e) (Consumer Cyclical)..................      421
    124     Minebea Co. Ltd.(e) (Technology)..................      529
     10     Nintendo Co. Ltd.(e) (Consumer Cyclical)..........    1,056
      2     OBIC Co. Ltd.(e) (Technology).....................      424

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            JAPAN -- (CONTINUED)
      4     ORIX Corp.(e) (Finance and Insurance).............  $   408
     64     Sumitomo Electric Industries Ltd.(e)
              (Technology)....................................      607
     31     Suzuki Motor Corp.(e) (Consumer Cyclical).........      550
      7     Takefuji Corp.(e) (Finance and Insurance).........      489
     33     Trend Micro, Inc.(e) (Technology).................    1,328
                                                                -------
                                                                  7,483
                                                                -------
            LUXEMBOURGH -- 1.0%
     68     SES Global(c) (Technology)........................      569
                                                                -------
            NETHERLANDS -- 4.3%
     43     European Aeronautic Defence and Space Co.(e)H
              (Capital Goods).................................    1,185
     23     Koninklijke (Royal) KPN N.V.(a)(e) (Consumer
              Staples)........................................      729
     30     Wolters Kluwer N.V.(e) (Services).................      495
                                                                -------
                                                                  2,409
                                                                -------
            NORWAY -- 0.8%
     52     Tandberg ASA(e) (Technology)......................      468
                                                                -------
            RUSSIA -- 1.9%
     10     LUKOIL ADR (Energy)...............................    1,039
                                                                -------
            SOUTH KOREA -- 1.9%
      7     Kia Motors Corp.(e) (Consumer Cyclical)...........       51
     21     LG Electronics, Inc.(e) (Consumer Cyclical).......      879
      1     Samsung Electronics Co. Ltd. GDR(c)
              (Technology)....................................      107
                                                                -------
                                                                  1,037
                                                                -------
            SWEDEN -- 1.5%
     31     Telefonaktiebolaget LM Ericsson ADR(a)
              (Technology)....................................      828
                                                                -------
            SWITZERLAND -- 4.3%
     14     Roche Holding AG(e) (Health Care).................    1,384
     38     Swatch Group AG(e) (Consumer Cyclical)............      988
                                                                -------
                                                                  2,372
                                                                -------
            UNITED KINGDOM -- 19.2%
    135     BAE Systems plc(e) (Capital Goods)................      524
    148     BP plc(e) (Energy)................................    1,386
    106     British Airways plc(a)(e) (Transportation)........      443
     57     British American Tobacco plc(e) (Consumer
              Staples)........................................      857
    127     Capita Group plc(e) (Services)....................      707
    399     Carphone Warehouse Group plc(e) (Technology)......      984
    263     Dixons Group plc(e) (Consumer Cyclical)...........      763
     83     GUS plc(e) (Consumer Cyclical)....................    1,302
     78     Kesa Electricals plc(e) (Consumer Cyclical).......      398
    107     Kingfisher plc(e) (Consumer Cyclical).............      552
    196     Rolls-Royce Group plc(e) (Capital Goods)..........      860
     65     Standard Chartered plc(e) (Finance and
              Insurance)......................................    1,081
    376     Vodafone Group plc(e) (Technology)................      813
                                                                -------
                                                                 10,670
                                                                -------

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- 0.1%
      1     Infosys Technologies Ltd. (Technology)............  $    40
                                                                -------
            Total common stock (cost $49,844).................  $51,608
                                                                -------
SHORT-TERM INVESTMENTS -- 25.4%
            FINANCE -- 7.6%
    233     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $   233
  2,055     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................    2,055
  1,940     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................    1,940
                                                                -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 17.8%
  9,896     Navigator Prime Portfolio.........................    9,896
                                                                -------
            Total short-term investments (cost $14,124).......  $14,124
                                                                -------
            Total investments in securities (cost
              $63,968)(b).....................................  $65,732
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes was $63,993 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 3,302
      Unrealized depreciation.........................   (1,563)
                                                        -------
      Net unrealized appreciation.....................  $ 1,739
                                                        =======

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $676, which represents 1.22% of total net assets.

 (d) The following securities are considered to be illiquid. Securities identified as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

   PERIOD                                         COST
   ACQUIRED  SHARES/PAR         SECURITY         BASIS
   --------  ----------         --------         -----
   2003-2004    @@        Japan Tobacco, Inc.    $1,029

     The aggregate value of these securities at July 31, 2004, was $1,024, which represents 1.84% of total net assets.

 (e) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors.
     The aggregate value of these securities as of July 31, 2004, was $40,481, which represents 72.79% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Finance and Insurance                                  33.2%
Consumer Cyclical                                      25.8
Technology                                             20.4
Energy                                                  9.1
Health Care                                             6.9
Consumer Staples                                        6.4
Services                                                6.4
Capital Goods                                           4.6
Transportation                                          2.8
Basic Materials                                         2.6
                                                      -----
Total                                                 118.2%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF APRIL 30, 2004

                                                              MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                   VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                   ------         --------         ----------         --------------
Canadian Dollar (Buy)                                          $ 54            $ 54           08/03/2004              $ @@
Canadian Dollar (Buy)                                            16              16           08/04/2004                @@
British Pounds (Buy)                                            483             484           08/02/2004                (1)
British Pounds (Buy)                                            520             519           08/03/2004                 1
Hong Kong Dollar (Buy)                                           27              27           08/02/2004                @@
Japanese Yen (Buy)                                               48              48           08/02/2004                @@
Japanese Yen (Buy)                                               38              38           08/03/2004                @@
Japanese Yen (Buy)                                               15              15           08/04/2004                @@
Euro (Buy)                                                      156             156           08/02/2004                @@
Euro (Buy)                                                       72              72           08/03/2004                @@
Euro (Sell)                                                     229             229           08/02/2004                @@
Euro (Sell)                                                     442             442           08/03/2004                @@
Euro (Sell)                                                     422             423           08/04/2004                (1)
                                                                                                                      ----
                                                                                                                      $ (1)
                                                                                                                      ====

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 96.3%
            AUSTRALIA -- 0.7%
    113     News Corp. Ltd.(e) (Services).....................  $    902
                                                                --------
            BELGIUM -- 1.9%
     43     Belgacom S.A.(a)(c) (Technology)..................     1,324
     51     Fortis(e)H (Finance and Insurance)................     1,099
                                                                --------
                                                                   2,423
                                                                --------
            CANADA -- 3.8%
     54     Biovail Corp.(a)H (Health Care)...................       839
     28     Canadian National Railway Co. (Transportation)....     1,250
     23     EnCana Corp. (Energy).............................     1,009
     10     Research In Motion Ltd.(a) (Technology)...........       641
     46     Talisman Energy, Inc.H (Energy)...................     1,082
                                                                --------
                                                                   4,821
                                                                --------
            CHINA -- 0.7%
  2,232     China Petroleum & Chemical Corp. Class H(e)
              (Energy)........................................       880
                                                                --------
            DENMARK -- 0.7%
     18     Carlsberg A/S Class B(e) (Consumer Staples).......       896
                                                                --------
            EGYPT -- 0.5%
     60     Orascom Telecom Holding GDR(a) (Technology).......       612
                                                                --------
            FRANCE -- 15.5%
     48     Alcatel S.A.(e)H (Technology).....................       622
     20     Cie Generale D'Optique Essilor International
              S.A.(e) (Basic Materials).......................     1,223
     49     Credit Agricole S.A.(e) (Finance and Insurance)...     1,169
     53     France Telecom S.A.(e) (Technology)...............     1,310
     19     Groupe Danone(e)H (Consumer Staples)..............     1,593
     30     Lafarge S.A.(e)H (Basic Materials)................     2,572
      2     Pernod Ricard(e)H (Consumer Staples)..............       268
     14     Pinault-Printemps-Redoute S.A.(e)H (Consumer
              Cyclical).......................................     1,349
     26     PSA Peugeot Citroen(e)H (Consumer Cyclical).......     1,520
     64     Societe Television Francaise 1(e)H (Services).....     1,815
     21     Total S.A.(e)H (Energy)...........................     3,989
     32     Veolia Environnement(e)H (Services)...............       847
     47     Vivendi Universal S.A.(e) (Services)..............     1,180
                                                                --------
                                                                  19,457
                                                                --------
            GERMANY -- 4.5%
     28     Bayerische Motoren Werke (BMW) AG(e) (Consumer
              Cyclical).......................................     1,234
     26     DaimlerChrysler AG(e) (Consumer Cyclical).........     1,175
     25     E.ON AG(e) (Capital Goods)........................     1,779
     16     Muenchener Rueckversicherungs-Gesellschaft AG(e)
              (Finance and Insurance).........................     1,494
                                                                --------
                                                                   5,682
                                                                --------
            HONG KONG -- 0.8%
    118     Sun Hung Kai Properties Ltd.(e) (Consumer
              Cyclical).......................................       998
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            INDIA -- 0.8%
     30     Infosys Technologies Ltd.(e) (Technology).........  $    998
                                                                --------
            INDONESIA -- 0.5%
     38     P.T. Telekomunikasi Indonesia ADR (Technology)....       641
                                                                --------
            IRELAND -- 1.4%
     50     Elan Corp. plc ADR(a)H (Health Care)..............     1,032
     72     Ryanair Holdings plc(a) (Transportation)..........       389
     12     Ryanair Holdings plc ADR(a)H (Transportation).....       388
                                                                --------
                                                                   1,809
                                                                --------
            ITALY -- 2.4%
    149     ENI-Ente Nazionale Idrocarburi S.p.A.(e)H
              (Energy)........................................     3,058
                                                                --------
            JAPAN -- 16.4%
    112     Bank of Yokohama Ltd.(e)H (Finance and
              Insurance)......................................       606
     38     Canon, Inc.(e) (Technology).......................     1,852
     86     Central Glass Co. Ltd.(e) (Basic Materials).......       649
     42     Eisai Co. Ltd.(e) (Health Care)...................     1,232
     29     Fuji Photo Film Co. Ltd.(e) (Capital Goods).......       871
    @@      Japan Tobacco, Inc.(d)(e) (Consumer Staples)......     1,497
     42     Kao Corp.(e) (Consumer Cyclical)..................     1,040
     37     Leopalace21 Corp.(e) (Finance and Insurance)......       733
     83     Nikon Corp.(e)H (Technology)......................       796
      9     Nintendo Co. Ltd.(e) (Consumer Cyclical)..........     1,011
     43     Nomura Holdings, Inc.(e) (Finance and
              Insurance)......................................       589
      1     NTT DoCoMo, Inc.(e) (Technology)..................     1,259
     65     Olympus Corp.(e) (Technology).....................     1,253
      7     ORIX Corp.(e) (Finance and Insurance).............       762
     49     Sankyo Co. Ltd.(e) (Health Care)..................     1,049
     30     Shin-Etsu Chemical Co. Ltd.(e) (Basic
              Materials)......................................       998
    238     Sumitomo Trust & Banking Co. Ltd.(e) (Finance and
              Insurance)......................................     1,388
     29     Takeda Pharmaceutical Co. Ltd.(e) (Health Care)...     1,341
     14     Tokyo Electron Ltd.(e) (Technology)...............       664
     37     World Co. Ltd. (Consumer Cyclical)................     1,034
                                                                --------
                                                                  20,624
                                                                --------
            KOREA (REPUBLIC OF) -- 1.4%
     26     SK Corp.(e) (Energy)..............................     1,033
     42     SK Telecom Co. Ltd. ADR (Technology)..............       741
                                                                --------
                                                                   1,774
                                                                --------
            MALAYSIA -- 0.8%
    400     Resorts World BHD(e) (Services)...................       952
                                                                --------
            MEXICO -- 0.5%
     18     America Movil S.A. de C.V. Class L ADR
              (Technology)....................................       632
                                                                --------
            NETHERLANDS -- 7.5%
     96     ABN AMRO Holding N.V.(e)H (Finance and
              Insurance)......................................     2,014
     78     ASML Holding N.V.(a)(e) (Technology)..............     1,108

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
     54     European Aeronautic Defence and Space Co.(e)H
              (Capital Goods).................................  $  1,487
     68     ING Groep N.V.(e) (Finance and Insurance).........     1,571
    232     Koninklijke Ahold N.V.(e) (Consumer Cyclical).....     1,737
     30     Royal Dutch Petroleum Co.(e)H (Energy)............     1,518
                                                                --------
                                                                   9,435
                                                                --------
            RUSSIA -- 1.3%
      9     LUKOIL ADR (Energy)...............................       963
      5     Mobile Telesystems ADR (Technology)...............       632
                                                                --------
                                                                   1,595
                                                                --------
            SOUTH KOREA -- 2.0%
    121     Kia Motors Corp.(e) (Consumer Cyclical)...........       939
     22     LG Electronics, Inc.(e) (Consumer Cyclical).......       914
     41     Shinhan Financial Group Co. Ltd.(e) (Finance and
              Insurance)......................................       592
                                                                --------
                                                                   2,445
                                                                --------
            SPAIN -- 1.2%
     71     Iberdrola S.A.(e) (Utilities).....................     1,456
                                                                --------
            SWEDEN -- 0.7%
     27     Oriflame Cosmetics S.A. SDR(a) (Health Care)......       891
                                                                --------
            SWITZERLAND -- 5.4%
     12     Converium Holding AG(e) (Finance and Insurance)...       264
     13     Converium Holding AG ADR (Finance and
              Insurance)......................................       143
     30     Roche Holding AG(e) (Health Care).................     2,956
     36     Swatch Group AG(e) (Consumer Cyclical)............       937
     37     UBS AG(e) (Finance and Insurance).................     2,494
                                                                --------
                                                                   6,794
                                                                --------
            TAIWAN -- 1.7%
    379     Quanta Computer, Inc.(e) (Technology).............       612
  1,221     Taiwan Semiconductor Manufacturing Co. Ltd.(e)
              (Technology)....................................     1,549
                                                                --------
                                                                   2,161
                                                                --------
            THAILAND -- 0.3%
    367     Kasikornbank Public Co. Ltd.(a)(e) (Finance and
              Insurance)......................................       422
                                                                --------
            UNITED KINGDOM -- 20.2%
     44     AstraZeneca plc(e) (Health Care)..................     1,957
    119     Aviva plc(e) (Finance and Insurance)..............     1,208
     73     British Sky Broadcasting Group plc(e)
              (Technology)....................................       803
    260     Compass Group plc(e) (Services)...................     1,509
     78     GlaxoSmithKline plc(e) (Health Care)..............     1,572
    109     Imperial Tobacco Group plc(e) (Consumer
              Staples)........................................     2,371
    195     Kesa Electricals plc(e) (Consumer Cyclical).......       998
    239     Kingfisher plc(e) (Consumer Cyclical).............     1,236
     61     Lloyds TSB Group plc(e) (Finance and Insurance)...       453

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     66     Reckitt Benckiser plc(e) (Consumer Staples).......  $  1,805
     57     Rio Tinto plc(e) (Basic Materials)................     1,470
    665     Rolls-Royce Group plc(e) (Capital Goods)..........     2,918
     98     Royal Bank of Scotland Group plc(c)(e) (Finance
              and Insurance)..................................     2,750
  1,342     Vodafone Group plc(e) (Technology)................     2,904
    158     WPP Group plc(e) (Services).......................     1,467
                                                                --------
                                                                  25,421
                                                                --------
            UNITED STATES -- 2.7%
     54     Accenture Ltd. Class A(a) (Services)..............     1,328
     15     Schlumberger Ltd. (Energy)........................       991
     35     Tyco International Ltd. (with rights) (Capital
              Goods)..........................................     1,079
                                                                --------
                                                                   3,398
                                                                --------
            Total common stock (cost $116,257)................  $121,177
                                                                --------
SHORT-TERM INVESTMENTS -- 22.6%
            FINANCE -- 3.3%
    230     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $    230
  2,029     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................     2,029
  1,916     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................     1,916
                                                                --------
                                                                   4,175
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 19.3%
 24,297     Navigator Prime Portfolio.........................    24,297
                                                                --------
            Total short-term investments (cost $28,472).......  $ 28,472
                                                                --------
            Total investments in securities (cost
              $144,729)(b)....................................  $149,649
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes was $145,320 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 9,576
   Unrealized depreciation.........................   (5,247)
                                                     -------
   Net unrealized appreciation.....................  $ 4,329
                                                     =======

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guide-lines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $4,074, which represents 3.24% of total net assets.

 (d) The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be

--------------------------------------------------------------------------------

     sold only to dealers in that program or to other "accredited investors".

   PERIOD                                      COST
   ACQUIRED     SHARES         SECURITY        BASIS
   --------     ------         --------        -----
   2003 - 2004   @@      Japan Tobacco, Inc.   1,436

     The aggregate value of this security at July 31, 2004, is $1,497 which represents 1.19% of net assets.

 (e) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004, was $103,536, which represents 82.31% of total net assets.
 H   Security is fully or partially on loan as of July 31, 2004.

DIVERSIFICATION BY INDUSTRY                         NET ASSETS
---------------------------                         ----------
Finance and Insurance                                  38.2%
Technology                                             16.7
Consumer Cyclical                                      12.8
Energy                                                 11.5
Health Care                                            10.2
Services                                                8.0
Consumer Staples                                        6.7
Capital Goods                                           6.5
Basic Materials                                         5.5
Transportation                                          1.6
Utilities                                               1.2
                                                      -----
Total                                                 118.9%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                               CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                               MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                                               ------------         --------         ----------         --------------
Canadian Dollar (Buy)                                        $    8             $    8          08/04/2004              $ @@
Euro (Buy)                                                      726                727          08/02/2004                (1)
Japanese Yet (Buy)                                              136                136          08/02/2004                @@
Hong Kong Dollar (Buy)                                          104                104          08/02/2004                @@
S. Africa Rand (Buy)                                            681                684          09/23/2004                (3)
Canadian Dollar (Sell)                                            2                  2          08/03/2004                @@
Canadian Dollar (Sell)                                            9                  9          08/03/2004                @@
Swiss Franc (Sell)                                              313                314          08/02/2004                 1
Swiss Franc (Sell)                                            1,237              1,262          09/23/2004                25
Euro (Sell)                                                     866                864          08/04/2004                (2)
British Pound (Sell)                                            160                160          08/02/2004                @@
British Pound (Sell)                                            147                147          08/03/2004                @@
British Pound (Sell)                                          1,245              1,255          09/23/2004                10
Japanese Yen (Sell)                                             208                207          08/03/2004                (1)
Japanese Yen (Sell)                                             201                202          08/04/2004                 1
S. Africa Rand (Sell)                                           110                110          08/02/2004                @@
S. Africa Rand (Sell)                                           176                174          08/03/2004                (2)
S. Africa Rand (Sell)                                           535                532          08/04/2004                (3)
S. Africa Rand (Sell)                                           681                667          09/23/2004               (14)
                                                                                                                        ----
                                                                                                                        $ 11
                                                                                                                        ====

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 96.6%
            AUSTRALIA -- 1.7%
    121     AWB Ltd.(d) (Consumer Staples)....................  $   409
    210     John Fairfax Holdings Ltd.(d) (Services)..........      555
     91     Multiplex Group(d) (Consumer Cyclical)............      234
                                                                -------
                                                                  1,198
                                                                -------
            CAYMAN ISLANDS -- 0.0%
  2,016     Far East Pharmaceutical Technology Co. Ltd.(d)H
              (Health Care)...................................       18
                                                                -------
            CHINA -- 1.7%
  1,704     Beijing Capital International Airport Co. Ltd.
              Class H(d)H (Transportation)....................      555
  2,296     China Oilfield Services Ltd.(d)H (Energy).........      684
                                                                -------
                                                                  1,239
                                                                -------
            CZECH REPUBLIC -- 0.5%
     20     Zentiva NV (Health Care)..........................      387
                                                                -------
            DENMARK -- 2.9%
     22     Carlsberg A/S Class B(d) (Consumer Staples).......    1,084
      6     Danisco A/S(d) (Consumer Staples).................      286
     55     FLS Industries A/S Class B(a) (Basic Materials)...      748
                                                                -------
                                                                  2,118
                                                                -------
            FINLAND -- 1.4%
     17     Orion Oyj B Shares(d) (Health Care)...............      432
     22     Tietoenator Oyj(d) (Services).....................      600
                                                                -------
                                                                  1,032
                                                                -------
            FRANCE -- 12.9%
  2,829     Alstom(a)(d)H (Capital Goods).....................    1,527
     12     Atos Origin(a)(d) (Services)......................      709
      9     Bacou-Dalloz (Basic Materials)....................      532
    189     Havas S.A.(d)H (Services).........................      935
     39     M6-Metropole Television(d) (Services).............      969
     11     Marionnaud ParfumeriesH (Consumer Cyclical).......      299
     15     Nexans S.A.(d)H (Basic Materials).................      479
     61     NRJ Group(d)H (Services)..........................    1,247
     37     Remy Cointreau(d)H (Consumer Staples).............    1,242
     30     Soceite Nationale d'Etude et de Construction de
              Moteurs d'Avion (Capital Goods).................      601
     31     Sodexho Alliance S.A.(d)H (Services)..............      851
                                                                -------
                                                                  9,391
                                                                -------
            GERMANY -- 4.5%
     20     Deutsche Postbank AG(a)(c)H (Finance and
              Insurance)......................................      701
     33     ELMOS Semiconductor AG(d) (Technology)............      479
     33     Epcos AG(a)(d) (Technology).......................      574
     32     Hochtief AG(d) (Consumer Cyclical)................      732
     26     Jenoptik AG(d) (Technology).......................      238
     16     Schwarz Pharma AG(d) (Health Care)................      522
                                                                -------
                                                                  3,246
                                                                -------
            GREECE -- 2.5%
    157     Aktor S.A. Technical Co.(d) (Consumer Cyclical)...      647
     44     Bank of Piraeus(d) (Finance and Insurance)........      479

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            GREECE -- (CONTINUED)
     30     Titan Cement Co. S.A. (Basic Materials)...........  $   698
                                                                -------
                                                                  1,824
                                                                -------
            HONG KONG -- 0.5%
  1,092     i-CABLE Communications Ltd.H (Technology).........      378
                                                                -------
            ITALY -- 6.9%
      6     Amplifon S.p.A.(d) (Consumer Cyclical)............      213
    140     Banca Popolare di Milano S.c.r.l.(d) (Finance and
              Insurance)......................................      861
     76     Brembo S.p.A.(d) (Consumer Cyclical)..............      526
     68     Caltagirone Editore S.p.A.(d) (Services)..........      523
    137     Hera S.p.A.(d) (Utilities)........................      287
     29     Permasteelisa S.p.A.(d) (Consumer Cyclical).......      490
     23     Recordati S.p.A.(d) (Health Care).................      461
    270     Sorin S.p.A.(a) (Health Care).....................      766
     24     Tod's S.p.A.(d)H (Consumer Cyclical)..............      853
                                                                -------
                                                                  4,980
                                                                -------
            JAPAN -- 22.0%
    173     77 Bank Ltd.(d) (Finance and Insurance)...........    1,090
     10     Aichi Bank, Ltd. (Finance and Insurance)..........      653
     23     Asatsu-DK, Inc.(d) (Services).....................      606
      2     Bellsystem 24, Inc.(d)H (Technology)..............      355
     12     Coca-Cola West Japan Co. Ltd.(d) (Consumer
              Staples)........................................      306
     13     Fujimi, Inc.(d) (Basic Materials).................      295
     19     Futaba Corp.(d) (Technology)......................      490
     32     Hokuto Corp.(d)H (Consumer Staples)...............      525
     57     Hosiden Corp.(d)H (Technology)....................      656
     34     INES Corp.(d) (Services)..........................      344
    208     Joyo Bank Ltd.(d) (Finance and Insurance).........      845
     15     Kissei Pharmaceutical Co. Ltd.(d)H (Health
              Care)...........................................      312
     41     Kobayashi Pharmaceutical Co. Ltd. (Health Care)...    1,096
      7     Kose Corp.(d) (Health Care).......................      267
     10     Milbon Co. Ltd. (Basic Materials).................      299
     82     Mochida Pharmaceutical Co. Ltd.(d)H (Health
              Care)...........................................      502
     33     NEC Soft Ltd.(d)H (Technology)....................      793
     78     Nikon Corp.(d)H (Technology)......................      749
     61     Nippon Shinyaku Co. Ltd.(d)H (Health Care)........      415
      3     OBIC Co. Ltd.(d) (Technology).....................      501
     91     PanaHome Corp.(d) (Consumer Cyclical).............      477
    126     Shiga Bank Ltd.(d) (Finance and Insurance)........      624
    155     Showa Denko K.K.(d)H (Basic Materials)............      346
     72     Suruga Bank Ltd.(d) (Finance and Insurance).......      498
     16     Taiyo Ink Manufacturing Co. Ltd.(d) (Basic
              Materials)......................................      520
     62     Tanabe Seiyaku Co. Ltd(d) (Health Care)...........      514
     25     THK Co. Ltd.(d)H (Capital Goods)..................      401
     27     Tokyo Ohka Kogyo Co. Ltd.(d) (Technology).........      465
     56     Toppan Forms Co. Ltd.(d) (Consumer Staples).......      721
     17     Towa Pharmaceutical Co. Ltd. (Health Care)........      363
                                                                -------
                                                                 16,028
                                                                -------
            KOREA (REPUBLIC OF) -- 0.6%
     80     Daegu Bank(d) (Finance and Insurance).............      423
                                                                -------

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            MEXICO -- 1.0%
    282     Kimberly-Clark de Mexico S.A. (Basic Materials)...  $   759
                                                                -------
            NETHERLANDS -- 5.1%
     30     AM N.V.(d) (Consumer Cyclical)....................      263
    168     Equant N.V.(a)(d)H (Services).....................      797
    178     Laurus N.V.(a) (Consumer Cyclical)................      223
     24     Unit 4 Agresso N.V.(a)(d) (Technology)............      314
     36     VNU N.V.(d) (Services)............................      939
     68     Wolters Kluwer N.V.(d) (Services).................    1,144
                                                                -------
                                                                  3,680
                                                                -------
            NEW ZEALAND -- 2.2%
  1,237     Air New Zealand Ltd.(a)(d) (Transportation).......      320
    507     Carter Hold Harvey Ltd.(d) (Basic Materials)......      707
    213     Warehouse Group Ltd.(d) (Consumer Cyclical).......      598
                                                                -------
                                                                  1,625
                                                                -------
            SINGAPORE -- 2.0%
    803     MobileOne Ltd.(d) (Technology)....................      724
    539     SembCorp Logistics Ltd.(d) (Transportation).......      693
                                                                -------
                                                                  1,417
                                                                -------
            SOUTH KOREA -- 2.2%
    118     Daewoo Securities Co. Ltd.(a)(d) (Finance and
              Insurance)......................................      310
    140     Korea Exchange Bank(a)(d) (Finance and
              Insurance)......................................      749
     23     LG Household & Health Care Ltd.(d) (Consumer
              Staples)........................................      562
                                                                -------
                                                                  1,621
                                                                -------
            SPAIN -- 0.9%
     42     Prosegur, Compania de Seguridad S.A.(d)
              (Transportation)................................      665
                                                                -------
            SWEDEN -- 2.2%
    106     Eniro AB(d) (Services)............................      821
     24     Modern Times Group AB(a)H (Services)..............      411
     73     Teleca AB Class B(d) (Technology).................      350
                                                                -------
                                                                  1,582
                                                                -------
            SWITZERLAND -- 4.7%
      8     Bachem Holding AG(d) (Health Care)................      469
     22     Baloise Holding AG(d) (Finance and Insurance).....      862
      2     Julius Baer Holding Ltd.(d) (Finance and
              Insurance)......................................      616
     12     Micronas Semiconductor Holding AG(a)(d)
              (Technology)....................................      493
      2     Rieter Holding AG(d) (Services)...................      508
     13     Tecan Group AGH (Health Care).....................      446
                                                                -------
                                                                  3,394
                                                                -------
            UNITED KINGDOM -- 18.2%
    318     Aggreko plc (Services)............................      894
    126     AMVESCAP plc(d) (Finance and Insurance)...........      652
     52     Cambridge Antibody Technology Group plc(a)(d)
              (Health Care)...................................      472
     43     Capital Radio plc(d) (Services)...................      336

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            UNITED KINGDOM -- (CONTINUED)
    155     De La Rue plc(d) (Services).......................  $   920
    277     easyJet plc(a) (Transportation)...................      745
     41     Expro International Group plc (Energy)............      216
    178     FirstGroup plc(d) (Transportation)................      921
    241     Hiscox plc(d) (Finance and Insurance).............      753
     71     Jardine Lloyd Thompson Group plc(d) (Finance and
              Insurance)......................................      582
     82     London Stock Exchange plc(d) (Finance and
              Insurance)......................................      530
    320     Misys plc(d) (Services)...........................    1,067
    315     Novar plc (Consumer Cyclical).....................      664
    461     PHS Group plc(d) (Services).......................      628
    400     Rentokil Initial plc(d) (Services)................    1,031
     72     Smiths Group plc(d) (Technology)..................      960
     48     SurfControl plc(a)(d) (Technology)................      472
    171     Tullow Oil plc(d) (Energy)........................      368
    121     VT Group plc(d) (Transportation)..................      579
     94     Yule Catto & Co. plc(d) (Basic Materials).........      481
                                                                -------
                                                                 13,271
                                                                -------
            Total common stock (cost $72,664).................  $70,276
                                                                -------
SHORT-TERM INVESTMENTS -- 20.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 14.8%
 10,792     Navigator Prime Portfolio.........................  $10,792
                                                                -------
            FINANCE -- 5.7%
    229     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................      229
  2,021     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................    2,021
  1,908     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................    1,908
                                                                -------
                                                                  4,158
                                                                -------
            Total short-term investments (cost $14,950).......  $14,950
                                                                -------
            Total investments in securities (cost
              $87,614)(b).....................................  $85,226
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $87,700 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,579
      Unrealized depreciation.........................   (5,053)
                                                        -------
      Net unrealized depreciation.....................  $(2,474)
                                                        =======

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $701, which represents 0.56% of total net assets.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $58,164, which represents 79.9% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Finance and Insurance                                  35.9%
Services                                               23.1
Short Term Investments                                 20.5
Technology                                             12.4
Health Care                                            10.2
Consumer Cyclical                                       8.5
Basic Materials                                         8.1
Consumer Staples                                        7.1
Transportation                                          6.2
Capital Goods                                           3.5
Energy                                                  1.7
Utilities                                               0.4
                                                      -----
Total                                                 117.1%
                                                      =====

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                              AS OF JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                               CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                               MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-------------------------------------------------         ------------         --------         ----------         --------------
Australian Dollar (Buy)                                     $    19            $    19          08/04/2004             $  @@
Australian Dollar (Buy)                                       2,107              2,062          12/31/2004                45
Australian Dollar (Buy)                                       1,072              1,041          03/31/2005                31
Swiss Franc (Buy)                                                53                 53          08/02/2004                @@
Czech Koruna (Buy)                                                6                  6          08/02/2004                @@
Danish Krone (Buy)                                               27                 27          08/02/2004                @@
Danish Krone (Buy)                                                6                  6          08/03/2004                @@
Euro (Buy)                                                      314                314          08/02/2004                @@
Euro (Buy)                                                       35                 35          08/03/2004                @@
Euro (Buy)                                                      248                248          08/04/2004                @@
British Pound (Buy)                                              62                 62          08/02/2004                @@
British Pound (Buy)                                              19                 19          08/03/2004                @@
British Pound (Buy)                                             119                119          08/04/2004                @@
Hong Kong Dollar (Buy)                                           19                 19          08/02/2004                @@
Japanese Yen (Buy)                                               25                 25          08/03/2004                @@
Japanese Yen (Buy)                                              214                212          08/03/2004                 2
Japanese Yen (Buy)                                                3                  3          08/04/2004                @@
New Zealand Dollar (Buy)                                         25                 25          08/03/2004                @@
Swedish Krona (Buy)                                              25                 25          08/02/2004                @@
Singapore Dollar (Buy)                                           24                 24          08/03/2004                @@
Australian Dollar (Sell)                                      2,107              2,157          12/31/2004                50
Australian Dollar (Sell)                                      1,072              1,147          03/31/2005                75
Euro (Sell)                                                  10,107             10,403          12/31/2004               296
British Pound (Sell)                                          5,481              5,246          12/31/2004              (235)
British Pound (Sell)                                          1,051              1,057          03/31/2005                 6
British Pound (Sell)                                          3,779              3,897          06/30/2005               118
                                                                                                                       -----
                                                                                                                       $ 388
                                                                                                                       =====

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 4.7%
    246     Cameco Corp. .....................................  $   14,619
    827     Pactiv Corp.(a)...................................      19,491
    754     Precision Castparts Corp. ........................      42,467
    404     Rohm & Haas Co. (with rights).....................      15,838
  1,271     Smurfit-Stone Container Corp. (with rights).......      23,659
                                                                ----------
                                                                   116,074
                                                                ----------
            CAPITAL GOODS -- 3.6%
    475     Eaton Corp. (with rights).........................      30,703
    623     Parker-Hannifin Corp. (with rights)...............      35,766
  1,672     Xerox Corp. (with rights)(a)H.....................      23,174
                                                                ----------
                                                                    89,643
                                                                ----------
            CONSUMER CYCLICAL -- 16.6%
    514     Abercrombie & Fitch Co. Class A (with rights).....      18,967
  2,061     American Tower Corp. Class A(a)H..................      29,795
    369     Avery Dennison Corp. (with rights)................      22,350
    609     BorgWarner, Inc. .................................      28,729
    629     CDW Corp. ........................................      40,431
    293     Centex Corp. (with rights)........................      12,438
    126     Genuine Parts Co. ................................       4,739
    444     Johnson Controls, Inc. ...........................      25,053
    646     Lear Corp. (with rights)H.........................      35,631
    788     Lennar Corp. Class A..............................      33,623
    234     Liz Claiborne, Inc. (with rights).................       8,472
    415     Mattel, Inc. .....................................       7,270
    802     Michaels Stores, Inc. ............................      43,337
    332     Mohawk Industries, Inc.(a)........................      24,430
    269     PACCAR, Inc. (with rights)........................      16,111
    683     PetsMart, Inc. ...................................      21,180
  4,659     Rinker Group Ltd.(d)..............................      26,769
    205     Ross Stores, Inc. ................................       4,734
    241     Williams-Sonoma, Inc.(a)..........................       7,814
                                                                ----------
                                                                   411,873
                                                                ----------
            CONSUMER STAPLES -- 0.9%
    628     Constellation Brands, Inc. Class A(a).............      23,796
                                                                ----------
            ENERGY -- 9.3%
  1,097     Chesapeake Energy Corp. (with rights).............      16,839
    803     EOG Resources, Inc. (with rights).................      51,049
    907     GlobalSantaFe Corp. ..............................      24,852
    473     Nabors Industries Ltd.(a).........................      21,996
    901     Premcor, Inc.(a)..................................      32,332
    322     Valero Energy Corp. ..............................      24,094
  2,007     XTO Energy, Inc. (with rights)....................      60,003
                                                                ----------
                                                                   231,165
                                                                ----------
            FINANCE AND INSURANCE -- 23.0%
    336     AMBAC Financial Group, Inc. ......................      23,899
    482     Bank of Hawaii Corp.H.............................      21,678
    405     Blackrock, Inc. ..................................      25,059
    480     Brown & Brown, Inc. (with rights)H................      20,414
    450     City National Corp. ..............................      29,012
  1,054     Countrywide Financial Corp. ......................      76,022
  1,214     Equifax, Inc. (with rights).......................      29,287
    167     Everest Re Group Ltd. (with rights)...............      12,249
    637     Federated Investors, Inc. Class B.................      17,912

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FINANCE AND INSURANCE -- (CONTINUED)
    408     Fidelity National Financial, Inc. ................  $   14,793
    627     Gallagher (Arthur J.) & Co. ......................      19,403
    242     Golden West Financial Corp. ......................      25,840
    236     Greenpoint Financial Corp.H.......................       9,593
  1,303     Hibernia Corp. Class A............................      32,966
    943     Host Marriott Corp.H..............................      12,207
    510     IPC Holdings Ltd. ................................      19,121
    513     iStar Financial, Inc.H............................      19,479
    440     Legg Mason, Inc.H.................................      34,592
    837     Medco Health Solutions, Inc.(a)...................      25,358
  2,365     Providian Financial Corp. (with rights)(a)........      32,730
    267     Takefuji Corp.(d).................................      19,126
    361     UnionBanCal Corp. ................................      20,974
     58     White Mountains Insurance Group Ltd.H.............      29,319
                                                                ----------
                                                                   571,033
                                                                ----------
            HEALTH CARE -- 8.5%
    508     Applera Corp. -- Celera Genomics Group(a).........       5,969
  1,284     Biovail Corp.(a)..................................      20,096
    353     Cephalon, Inc.(a)H................................      17,820
    713     Edwards Lifesciences Corp.(a).....................      25,083
    361     Gilead Sciences, Inc.(a)..........................      23,329
    242     Guidant Corp. ....................................      13,365
    917     Human Genome Sciences, Inc. (with rights)(a)......       9,196
  1,508     King Pharmaceuticals, Inc.(a).....................      17,024
    565     McKesson Corp. ...................................      18,191
  2,235     Millennium Pharmaceuticals, Inc. (with
              rights)(a)......................................      24,858
    686     Vertex Pharmaceuticals, Inc.(a)...................       6,335
    190     Waters Corp. (with rights)(a).....................       8,323
    807     Watson Pharmaceuticals, Inc.(a)...................      20,341
                                                                ----------
                                                                   209,930
                                                                ----------
            SERVICES -- 8.1%
    620     Alliance Data Systems Corp.(a)....................      24,608
  2,043     BISYS Group, Inc.(a)..............................      27,886
    486     CheckFree Corp.(a)H...............................      14,590
    141     Dow Jones & Co., Inc. ............................       5,954
  1,216     Education Management Corp.(a).....................      33,767
  1,022     Exel plc(d).......................................      13,444
    392     GTECH Holdings Corp. .............................      16,601
    616     Lamar Advertising Co.(a)H.........................      24,774
    468     Manpower, Inc. ...................................      20,362
     74     Moody's Corp. ....................................       5,067
    124     Scripps (E.W.) Co. Class A........................      12,684
                                                                ----------
                                                                   199,737
                                                                ----------
            TECHNOLOGY -- 19.7%
  1,204     Amdocs Ltd.(a)H...................................      26,122
    924     American Power Conversion Corp. ..................      13,954
    590     Analog Devices, Inc. (with rights)................      23,411
  1,425     ASML Holding N.V.(a)..............................      20,256
  1,906     BEA Systems, Inc.(a)..............................      12,373
  1,398     Citizens Communications Co. (with rights)H........      20,133
    586     Electronic Arts, Inc.(a)..........................      29,386
    502     International Rectifier Corp.(a)..................      19,674
    826     Intuit, Inc. (with rights)(a).....................      30,922
    639     KLA-Tencor Corp.(a)...............................      26,321
  1,992     Network Appliance, Inc.(a)........................      38,458

 THE HARTFORD MIDCAP FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
  1,441     Nextel Communications, Inc. Class A(a)............  $   32,790
  1,224     Red Hat, Inc.(a)..................................      20,946
    347     Research In Motion Ltd.(a)........................      21,375
  1,292     Rockwell Collins, Inc. ...........................      44,219
  4,166     Solectron Corp. (with rights)(a)..................      22,915
    538     Symantec Corp.(a).................................      25,148
  3,030     Tellabs, Inc.(a)..................................      26,997
  1,934     VeriSign, Inc. (with rights)(a)...................      33,856
                                                                ----------
                                                                   489,256
                                                                ----------
            TRANSPORTATION -- 0.6%
  1,671     AMR Corp.(a)H.....................................      14,090
                                                                ----------
            UTILITIES -- 2.9%
    814     Cinergy Corp. (with rights).......................      31,136
    688     Energy East Corp. ................................      16,767
    744     Wisconsin Energy Corp. ...........................      23,907
                                                                ----------
                                                                    71,810
                                                                ----------
            Total common stock (cost $2,093,774)..............  $2,428,407
                                                                ----------
SHORT-TERM INVESTMENTS -- 5.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 4.7%
116,873     Boston Global Investment Trust....................  $  116,873
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FINANCE -- 0.6%
    860     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $      860
  7,585     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................       7,585
  7,164     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................       7,164
                                                                ----------
                                                                    15,609
                                                                ----------
            Total short-term investments (cost $132,482)......  $  132,482
                                                                ----------
            Total investments in securities
              (cost $2,226,256)(b)............................  $2,560,889
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $2,238,013 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 443,039
      Unrealized depreciation.......................   (120,163)
                                                      ---------
      Net unrealized appreciation...................  $ 322,876
                                                      =========

 (c) Market value of investments in foreign securities represents 6.53% of total net assets as of July 31, 2004.

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $59,339, which represents 2.39% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                AT JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                     ------         --------         ----------         --------------
Japanese Yen (Buy)                                              $4,205          $4,211          08/02/2004              $(6)
Japanese Yen (Buy)                                              $2,457          $2,441          08/03/2004               16
Japanese Yen (Buy)                                              $3,041          $3,048          08/04/2004               (7)
                                                                                                                        ---
                                                                                                                        $ 3
                                                                                                                        ===

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 13.0%
    226     Cooper Tire & Rubber Co. .........................  $  5,309
    194     Engelhard Corp. (with rights).....................     5,695
     45     Grupo IMSA S.A. de C.V. ADR.......................     1,072
    521     IMC Global, Inc. (with rights)....................     7,113
    125     Inco Ltd.(a)......................................     4,165
    101     International Steel Group, Inc.(a)................     3,289
    128     Michelin (C.G.D.E.) Class B(d)....................     7,132
    364     Pactiv Corp.(a)...................................     8,574
     53     Peabody Energy Corp. .............................     2,961
    338     Smurfit-Stone Container Corp. (with rights).......     6,287
                                                                --------
                                                                  51,597
                                                                --------
            CAPITAL GOODS -- 9.7%
    728     Axcelis Technologies, Inc.(a).....................     6,793
    795     Bombardier, Inc. Class B..........................     1,998
     69     FMC Technologies, Inc.(a).........................     2,061
    161     IHC Caland N.V.(d)................................     6,826
    189     Pall Corp. (with rights)..........................     4,368
    299     Teradyne, Inc. (with rights)(a)...................     5,104
    206     Yankee Candle Co., Inc.(a)........................     5,972
    155     York International Corp. .........................     5,511
                                                                --------
                                                                  38,633
                                                                --------
            CONSUMER CYCLICAL -- 12.6%
     71     BorgWarner, Inc. .................................     3,327
    205     CBRL Group, Inc. .................................     6,813
    394     Foot Locker, Inc. ................................     8,861
     30     Hughes Supply, Inc. (with rights).................     1,809
     21     M.D.C. Holdings, Inc. ............................     1,431
    292     Office Depot, Inc. (with rights)(a)...............     4,789
  1,797     Rinker Group Ltd.(d)..............................    10,328
    155     Ross Stores, Inc. ................................     3,584
     24     Toll Brothers, Inc.(a)............................       954
    122     United Stationers, Inc.(a)........................     4,821
     68     V.F. Corp. (with rights)..........................     3,416
                                                                --------
                                                                  50,133
                                                                --------
            CONSUMER STAPLES -- 4.6%
    259     Bunge Ltd. .......................................    10,378
    155     Dean Foods Co.(a).................................     5,725
     80     Smithfield Foods, Inc. (with rights)(a)...........     2,270
                                                                --------
                                                                  18,373
                                                                --------
            ENERGY -- 5.5%
     21     Cal Dive International, Inc.(a)...................       651
     86     EOG Resources, Inc. (with rights).................     5,446
     81     Sempra EnergyH....................................     2,903
    204     Talisman Energy, Inc. ............................     4,856
    136     UGI Corp. ........................................     4,395
    125     XTO Energy, Inc. (with rights)....................     3,731
                                                                --------
                                                                  21,982
                                                                --------
            FINANCE AND INSURANCE -- 23.3%
    145     AMBAC Financial Group, Inc. ......................    10,297
    271     Apollo Investment Corp.(a)........................     3,687
    226     CIT Group, Inc. ..................................     7,852
     40     City National Corp. ..............................     2,574
     66     Comerica, Inc. (with rights)......................     3,871
    199     Converium Holding AG ADR..........................     2,225

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            FINANCE AND INSURANCE -- (CONTINUED)
    136     Endurance Specialty Holdings Ltd. ................  $  4,488
    119     Federated Investors, Inc. Class B.................     3,345
    293     Hibernia Corp. Class A............................     7,420
     76     IndyMac Bancorp, Inc. ............................     2,535
     73     Platinum Underwriters Holdings Ltd. ..............     2,026
     59     ProLogis Trust....................................     2,002
    117     Radian Group, Inc. ...............................     5,389
    231     Reinsurance Group of America......................     9,209
    122     RenaissanceRe Holdings Ltd. ADR...................     6,487
    170     Rent-A-Center, Inc.(a)............................     4,979
    136     UnionBanCal Corp. ................................     7,912
    192     United Rentals, Inc. (with rights)(a).............     3,813
     48     Webster Financial Corp. ..........................     2,266
                                                                --------
                                                                  92,377
                                                                --------
            HEALTH CARE -- 3.2%
     72     Barr Pharmaceuticals, Inc.(a).....................     2,487
    284     Biovail Corp.(a)..................................     4,448
     62     Coventry Health Care, Inc. (with rights)(a).......     3,179
     97     Health Net, Inc. (with rights)(a).................     2,338
                                                                --------
                                                                  12,452
                                                                --------
            SERVICES -- 6.4%
    443     Bally Total Fitness Holding Corp.(a)H.............     2,283
    430     BearingPoint, Inc. (with rights)(a)...............     3,550
    129     Donnelley (R.R.) & Sons Co. ......................     4,079
    166     Republic Services, Inc. ..........................     4,759
    312     Unisys Corp.(a)...................................     3,199
  1,173     UnitedGlobalCom, Inc. Class A(a)..................     7,438
                                                                --------
                                                                  25,308
                                                                --------
            TECHNOLOGY -- 11.2%
     68     AMETEK, Inc. .....................................     2,094
    309     Arrow Electronics, Inc.(a)........................     7,316
     99     Dentsply International, Inc. .....................     4,814
    605     Fairchild Semiconductor International, Inc.(a)....     8,893
    123     Freescale Semiconductor Inc.(a)...................     1,728
    507     GrafTech International Ltd. (with rights)(a)......     5,594
    280     Lam Research Corp.(a).............................     6,673
    465     Vishay Intertechnology, Inc.(a)...................     7,213
                                                                --------
                                                                  44,325
                                                                --------
            TRANSPORTATION -- 5.4%
    169     CNF, Inc. ........................................     6,952
     41     Continental Airlines, Inc. Class B (with
              rights)(a)H.....................................       372
    132     CSX Corp. (with rights)...........................     4,128
    113     ExpressJet Holdings, Inc.(a)......................     1,228
    155     United Defense Industries, Inc.(a)................     5,357
     97     USF Corp. ........................................     3,440
                                                                --------
                                                                  21,477
                                                                --------
            UTILITIES -- 3.2%
     50     Cinergy Corp. (with rights).......................     1,913
    175     PPL Corp. ........................................     8,125
     88     Wisconsin Energy Corp. ...........................     2,842
                                                                --------
                                                                  12,880
                                                                --------
            Total common stock (cost $360,403)................  $389,537
                                                                --------

 THE HARTFORD MIDCAP VALUE FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
SHORT-TERM INVESTMENTS -- 3.3%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.1%
  4,437     Boston Global Investment Trust....................  $  4,437
                                                                --------
            FINANCE -- 2.2%
    474     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................       474
  4,180     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................     4,180
  3,948     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................     3,948
                                                                --------
                                                                   8,602
                                                                --------
            Total short-term investments (cost $13,039).......  $ 13,039
                                                                --------
            Total investments in securities
              (cost $373,442)(b)..............................  $402,576
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $373,861 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 46,939
   Unrealized depreciation........................   (18,224)
                                                    --------
   Net unrealized appreciation....................  $ 28,715
                                                    ========

 (c) Market value of investments in foreign securities represents 10.84% of total net assets as of July 31, 2004.

 (d) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $24,286, which represents 6.11% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                AT JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-------------------------------------------------------         ------         --------         ----------         --------------
Australian Dollar (Buy)                                          $45             $45            08/03/2004               @@
Euro (Buy)                                                        64              64            08/02/2004               @@
                                                                                                                        ---
                                                                                                                         @@
                                                                                                                        ===

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         STANDARD
PRINCIPAL                                                               AND POOR'S    MARKET
 AMOUNT                                                         YIELD     RATING      VALUE
---------                                                       -----   ----------   --------
            CAPITAL GOODS -- 1.0%
 $ 2,810    United Technologies Corp.
              11/15/2004......................................  1.23%   A1           $  2,853
                                                                                     --------
            CONSUMER CYCLICAL -- 3.1%
   5,005    Grand Metro Investment Corp.
              09/15/2004......................................  1.11%   A1              5,042
   4,000    Toyota Motor Credit Corp.(b)
              06/22/2005......................................  1.48%   A1              3,999
                                                                                     --------
            Total consumer cyclical...........................                       $  9,041
                                                                                     --------
            CONSUMER STAPLES -- 12.0%
   2,450    Cargill, Inc.
              08/02/2004......................................  1.33%   A1              2,450
   4,000    Cargill, Inc.
              10/01/2004......................................  1.53%   A1              3,990
   8,000    Northern Rock plc(b)(c)
              01/13/2005......................................  1.56%   A1              8,000
   7,000    Preferred Receivables Funding Corp.
              08/17/2004......................................  1.35%   A1              6,995
   5,000    Sara Lee Co.
              09/08/2004......................................  1.44%   A1              4,993
   8,500    UBS Finance/Delaware
              09/10/2004......................................  1.41%   A1              8,487
                                                                                     --------
            Total consumer staples............................                       $ 34,915
                                                                                     --------
            FINANCE -- 82.7%
   4,000    Alliance & Leicester plc(b)
              08/19/2004......................................  1.25%   A1              3,997
   4,500    Alliance & Leicester plc
              10/18/2004......................................  1.61%   A1              4,484
   7,000    American Express Credit Corp.(b)
              12/27/2004......................................  1.52%   A1              7,005
   1,500    American Express Credit Corp.(b)
              12/16/2004......................................  1.57%   A1              1,501
   7,500    American General Finance Corp.(b)
              08/06/2004......................................  1.35%   A1              7,500
   6,500    American Honda Finance Corp.(b)(c)
              10/22/2004......................................  1.58%   A1              6,500
   7,000    Amsterdam Funding Corp.
              09/03/2004......................................  1.41%   A1              6,991
   8,500    ANZ (Delaware), Inc.
              11/02/2004......................................  1.60%   A1              8,465
   8,500    Bank of America Corp.
              09/01/2004......................................  1.42%   A1              8,490
   7,200    Bear Stearns Co., Inc.(b)
              06/20/2005......................................  1.70%   A1              7,212

                                                                         STANDARD
PRINCIPAL                                                               AND POOR'S    MARKET
 AMOUNT                                                         YIELD     RATING      VALUE
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $ 8,500    Bradford & Bingley plc(b)(c)
              01/07/2005......................................  1.20%   A1           $  8,500
   7,500    Britannia Building Society
              08/11/2004......................................  1.13%   A1              7,498
   8,000    Cafco LLC
              10/25/2004......................................  1.60%   A1              7,970
   7,000    Caterpillar Financial Services Corp.(b)
              08/02/2004......................................  1.34%   A1              7,000
   4,300    FHLB
              04/01/2005......................................  1.40%   A1              4,300
   4,400    FHLB
              05/04/2005......................................  1.55%   A1              4,400
   8,000    FHLMC
              10/26/2004......................................  1.59%   A1              7,970
   2,500    General Electric Capital Corp.
              09/20/2004......................................  1.43%   A1              2,495
   6,000    General Electric Capital Corp.
              09/15/2004......................................  1.22%   A1              6,041
   7,000    Goldman Sachs Group, Inc.(b)(c)
              01/29/2005......................................  1.56%   A1              7,000
   1,750    Goldman Sachs Group, Inc.(b)
              10/25/2004......................................  1.63%   A1              1,750
   7,000    HBOS Treasury Services plc
              08/19/2004......................................  1.11%   A1              6,996
   7,300    HSBC USA, Inc.
              09/13/2004......................................  1.23%   A1              7,290
   7,300    J.P. Morgan Chase & Co.(b)
              02/24/2005......................................  1.53%   A1              7,313
   7,000    KFW International Finance, Inc.(c)
              09/16/2004......................................  1.44%   A1              6,987
   3,500    Lehman Brothers Holdings, Inc.(b)
              05/16/2005......................................  1.38%   A1              3,500
   3,900    Lehman Brothers Holdings, Inc.
              01/15/2005......................................  1.25%   A1              4,014
   3,500    Merrill Lynch & Co., Inc.(b)
              08/09/2004......................................  1.38%   A1              3,500
   7,300    Morgan Stanley Dean Witter & Co.(b)
              01/24/2005......................................  1.91%   A1              7,310
   7,000    Nordea North America, Inc.
              08/10/2004......................................  1.23%   A1              6,997
   8,500    Old Line Funding Corp.(c)
              09/07/2004......................................  1.39%   A1              8,488

 THE HARTFORD MONEY MARKET FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         STANDARD
PRINCIPAL                                                               AND POOR'S    MARKET
 AMOUNT                                                         YIELD     RATING      VALUE
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $ 7,200    Quebec (Province of) Canada
              01/11/2005......................................  1.38%   A1           $  7,156
   7,000    Sheffield Receivables Corp.(b)(c)
              01/25/2005......................................  1.25%   A1              7,002
   7,200    Spintab, Inc.
              09/02/2004......................................  1.19%   A1              7,193
   7,000    Stadshypotek Delaware
              08/09/2004......................................  1.22%   A1              6,999
   7,000    Toronto-Dominion Holdings (USA), Inc.
              11/09/2004......................................  1.57%   A1              6,970
   3,000    Toyota Motor Credit Corp.(b)
              12/23/2004......................................  1.49%   A1              3,000
   7,500    US Bank N.A.(b)
              03/30/2005......................................  1.39%   A1              7,498
   6,000    Washington Mutual
              Bank N.A.(b)
              03/15/2005......................................  1.50%   A1              6,000
                                                                                     --------
            Total finance.....................................                        241,282
                                                                                     --------
            HEALTH CARE -- 1.4%
   4,000    Bristol-Myers Squibb Co.
              08/24/2004......................................  1.41%   A1              3,997
                                                                                     --------

                                                                         STANDARD
PRINCIPAL                                                               AND POOR'S    MARKET
 AMOUNT                                                         YIELD     RATING      VALUE
---------                                                       -----   ----------   --------
            TECHNOLOGY -- 3.0%
 $ 8,750    International Business Machines, Inc.(b)
              09/27/2004......................................  1.71%   A1           $  8,752
                                                                                     --------
            Total investments in securities
              (cost $300,840)(a)..............................                       $300,840
                                                                                     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Also represents cost for federal income tax purposes.

 (b) Variable Rate Securities; the yield reported is the rate in effect as of July 31, 2004.

 (c) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $52,477, which represents 18.01% of total net assets.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 15.6%
            FINANCE -- 15.6%
 $   800    American Express Credit Account Master Trust,
              1.82%, Ser 2004-C Class C 02/15/2012(c)(e)......  BBB          $   801
     400    AmeriCredit Automobile Receivables Trust,
              5.07%, Ser 2004-1 Class D 07/06/2010............  BBB              402
      74    AmeriCredit Automobile Receivables Trust,
              5.81%, Ser 2001-1 Class B 05/06/2006............  AA                74
     219    AQ Finance CEB Trust,
              6.23%, Ser 2003-CE1A 08/25/2033(c)(e)...........  BBB              217
     220    Asset Backed Funding Corp. NIM Trust,
              4.40%, Ser 2004-OPT1 Class N1
              12/26/2003(c)(e)................................  BBB              220
     320    Bank One Issuance Trust,
              4.54%, Ser 2003-C1 Class C1 09/15/2010(c).......  BBB              324
     400    Capital One Master Trust,
              7.90%, Ser 2000-3 Class C 10/15/2010(e).........  BBB              441
     191    Chase Commercial Mortgage Securities Corp.,
              6.90%, Ser 1996-2 Class A2 11/19/2028...........  AAA              202
     300    Chase Funding Mortgage Loan Asset-Backed,
              2.34%, Class IA3 04/25/2024.....................  AAA              294
     750    Citibank Credit Card Issuance Trust,
              7.45%, Ser 2000-C1 09/15/2007...................  BBB              789
   3,924    Commercial Mortgage Pass-Through Certificates,
              3.59%, Ser L B2A Class X2 03/10/2039(d)(e)......  AAA              182
     200    CS First Boston Mortgage Securities Corp.,
              2.72%, Ser 2002-TFLA Class D 11/18/2012(c)(e)...  A                201
     300    DLJ Mortgage Acceptance Corp.,
              7.50%, Ser 1995-CF2 Class B1 12/17/2027(e)......  AAA              307
     300    Equity One ABS, Inc.,
              3.81%, Ser 2004-3 Class B2 07/25/2034(c)........  BBB-             301
     150    Ford Credit Auto Owner Trust,
              4.29%, Ser 2003-A Class C 11/15/2007............  BBB              151
   1,000    Freddie Mac,
              6.00%, Ser 2500 Class PE 06/15/2031.............  AAA            1,042

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            FINANCE -- (CONTINUED)
 $10,248    GE Capital Commercial Mortgage Corp.,
              3.76%, Ser 2004-C2 Class A2 03/10/2040(d)(e)....  Aaa*         $   327
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, Ser 2004-GG2, Class XP 08/10/2038(d).....  AAA              401
     500    Granite Mortgages plc,
              3.01%, Ser 2003-1 Class 1C 01/20/2043(c)........  BBB              511
     500    Green Tree Financial Corp.,
              6.27%, Ser 1998-6 Class A6 06/01/2030...........  A                513
      35    Green Tree Financial Corp.,
              7.30%, Ser 1995-9 Class A6 01/15/2026...........  AAA               37
     252    Home Equity Asset Trust,
              5.25%, Ser 2003-7 Class NIM23 04/27/2034(e).....  A-               252
   6,510    J.P. Morgan Chase Commercial Mortgage Securities,
              5.50%, Ser 2004-C1 Class X2 01/15/2038(d)(e)....  AAA              316
     360    J.P. Morgan Chase Commercial Mortgage Securities,
              2.92%, Ser 2003-CB7 Class A1 01/12/2038.........  AAA              357
   2,762    LB-UBS Commercial Mortgage Trust,
              3.69%, 12/15/2036(d)(e).........................  AAA              149
      76    LB-UBS Commercial Mortgage Trust,
              3.17%, 12/15/2026...............................  AAA               75
     355    Morgan Stanley Capital I,
              2.80%, Ser 2003-IQ6 Class A1 12/15/2041.........  AAA              351
      54    Morgan Stanley Dean Witter Capital I,
              4.09%, Ser 2002-IQ2 Class A1 12/15/2035.........  AAA               55
      74    Morgan Stanley Dean Witter Capital I,
              4.59%, Ser 2002-HQ Class A1 04/15/2034..........  AAA               76
     427    Morgan Stanley Dean Witter Capital I,
              5.38%, Ser 2002-TOP7 Class A1 01/15/2039........  Aaa*             446
     219    Navistar Financial Corp. Owner Trust,
              3.08%, Ser 2003-A Class B 11/15/2009............  A                216
     275    Nationslink Funding Corp.,
              6.00%, Ser 1998-2 Class A1 08/20/2030...........  AAA              283

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   185    Residential Asset Mortgage Products, Inc.,
              6.14%, Ser 2002-RS3 Class AI4 06/25/2032........  AAA          $   188
     171    Residential Asset Securities Corp., 7.51%, Ser
              1999-KS3 Class A17 10/25/2030...................  AAA              177
     128    Soundview Home Equity Loan Trust, Inc.,
              8.64%, Ser 2000-1 Class M1 05/25/2030...........  AA               132
   6,844    Wachovia Bank Commercial Mortgage Trust,
              3.65%, Ser 2004-C10 Class XP 02/15/2041(d)(e)...  AAA              318
      93    Wachovia Bank Commercial Mortgage Trust,
              4.54%, Ser 2002-C1 Class A1 04/15/2034..........  AAA               95
     233    WFS Financial Owner Trust,
              3.05%, Ser 2003-2 Class C 12/20/2010............  A                232
     500    WFS Financial Owner Trust,
              3.07%, Ser 2004-2 Class B 11/21/2011............  AA               498
     477    Whole Auto Loan Trust,
              2.24%, Ser 2003-1 Class B 03/15/2010............  A                475
     400    World Financial Network Credit Card Master,
              4.19%, Ser 2002-A Class C 08/15/2011(c).........  BBB              417
     500    World Omni Auto Receivables Trust,
              3.62%, 07/12/2011...............................  A                502
                                                                             -------
            Total asset backed and commercial mortgage
              securities
              (cost $13,450)..................................               $13,347
                                                                             -------
CORPORATE BONDS: INVESTMENT GRADE -- 51.3%
            BASIC MATERIALS -- 3.7%
 $   300    BOC Group, Inc.,
              7.45%, 06/15/2006(e)............................  A            $   317
     250    Carlisle Cos., Inc.,
              6.70%, 05/15/2008...............................  BBB              270
     200    Dow Chemical Co.,
              7.00%, 08/15/2005...............................  A-               209
     125    ICI North America,
              8.875%, 11/15/2006..............................  BBB              139
     100    International Flavors & Fragrances, Inc.,
              6.45%, 05/15/2006...............................  BBB+             106
     200    International Paper Co.,
              3.80%, 04/1/2008................................  BBB              198
     120    Lafarge North America, Inc.,
              6.375%, 07/15/2005..............................  BBB              124

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            BASIC MATERIALS -- (CONTINUED)
 $   100    Pactiv Corp.,
              8.00%, 04/15/2007...............................  BBB          $   110
      50    Phelps Dodge Corp.,
              6.375%, 11/1/2004...............................  BBB-              50
     380    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................  BBB+             411
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 06/15/2007..............................  BBB+             402
     200    Temple-Inland, Inc.,
              7.25%, 09/15/2004...............................  BBB              201
     300    Westvaco Corp.,
              8.40%, 06/01/2007...............................  BBB              335
     300    Worthington Industries, Inc.,
              7.125%, 05/15/2006..............................  BBB              317
                                                                             -------
                                                                               3,189
                                                                             -------
            CAPITAL GOODS -- 1.9%
     360    Black & Decker Corp.,
              7.00%, 02/01/2006...............................  BBB              382
     450    Ingersoll-Rand Co.,
              6.25%, 05/15/2006...............................  BBB+             474
     350    McDonnell Douglas Corp.,
              6.875%, 11/01/2006..............................  A                376
     100    Rockwell International Corp.,
              6.625%, 06/01/2005..............................  A                103
     300    Textron, Inc.,
              6.625%, 11/15/2007..............................  A-               328
                                                                             -------
                                                                               1,663
                                                                             -------
            CONSUMER CYCLICAL -- 5.9%
     125    Albertson's, Inc.,
              6.55%, 08/01/2004...............................  BBB              125
     250    American Stores Co.,
              7.40%, 05/15/2005...............................  BBB              257
     500    Centex Corp.,
              4.75%, 01/15/2008...............................  BBB              507
     100    DaimlerChrysler N.A. Holding Corp.,
              4.05%, 06/04/2008...............................  BBB               99
     500    DaimlerChrysler N.A. Holding Corp.,
              7.75%, 06/15/2005...............................  BBB              522
     200    Jones Apparel Group, Inc.,
              7.875%, 06/15/2006..............................  BBB              216
     300    Kroger Co.,
              7.80%, 08/15/2007...............................  BBB              333
     150    Kroger Co.,
              8.15%, 07/15/2006...............................  BBB              163
     470    Masco Corp.,
              6.75%, 03/15/2006...............................  BBB+             498
     200    May Department Stores Co.,
              6.875%, 11/01/2005..............................  BBB              209
     240    Mohawk Industries, Inc.,
              6.50%, 04/15/2007...............................  BBB+             257
     150    Newell Rubbermaid, Inc.,
              6.00%, 03/15/2007...............................  BBB+             158
     250    Nine West Group, Inc.,
              8.375%, 08/15/2005..............................  BBB              261

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $   300    PHH Corp.,
              6.00%, 03/01/2008...............................  BBB+         $   318
     300    Philips Electronics N.V.,
              8.375%, 09/15/2006..............................  BBB+             329
     320    Pulte Homes, Inc.,
              7.30%, 10/24/2005...............................  BBB-             336
     350    Rubbermaid Inc.,
              6.60%, 11/15/2006...............................  BBB+             375
     100    Safeway, Inc.,
              3.80%, 08/15/2005...............................  BBB              101
                                                                             -------
                                                                               5,064
                                                                             -------
            CONSUMER STAPLES -- 2.5%
     300    Cadbury Schweppes Finance plc,
              5.00%, 06/26/2007...............................  BBB              309
     350    ConAgra Foods, Inc.,
              7.50%, 09/15/2005...............................  BBB+             367
      90    ConAgra Foods, Inc.,
              9.875%, 11/15/2005..............................  BBB+              97
     300    Dial Corp.,
              7.00%, 08/15/2006...............................  BBB+             321
     400    General Mills, Inc.,
              2.625%, 10/24/2006..............................  BBB+             393
     350    Kellogg Co.,
              6.00%, 04/01/2006...............................  BBB              367
     150    Ralcorp Holdings, Inc.,
              8.75%, 09/15/2004...............................  BBB+             151
     105    Weyerhaeuser Co.,
              5.50%, 03/15/2005...............................  BBB              107
                                                                             -------
                                                                               2,112
                                                                             -------
            ENERGY -- 3.1%
     200    Anadarko Petroleum Corp.,
              5.375%, 03/01/2007..............................  BBB+             209
      50    Consolidated Natural Gas Co.,
              5.375%, 11/01/2006..............................  BBB+              52
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12/01/2007..............................  BBB+             377
     150    Ocean Energy, Inc.,
              7.625% 07/01/2005...............................  BBB              156
     350    Repsol International Finance B.V.,
              7.45%, 07/15/2005...............................  BBB+             367
     300    Transocean, Inc.,
              6.75%, 04/15/2005...............................  A-               307
      50    Ultramar Diamond Shamrock Corp.,
              8.00%, 03/15/2005...............................  BBB               52
     300    Union Oil Co. of California,
              9.125%, 02/15/2006..............................  BBB+             327
     300    Union Pacific Resources Group, Inc.,
              6.50%, 05/15/2005...............................  BBB+             309
     451    Valero Energy Corp.,
              6.125%, 04/15/2007..............................  BBB              479
                                                                             -------
                                                                               2,635
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            FINANCE -- 14.3%
 $   450    ACE INA Holdings, Inc.,
              8.30%, 08/15/2006...............................  BBB+         $   493
     451    Aetna, Inc.,
              7.375%, 03/01/2006..............................  BBB              481
     130    American General Finance Corp.,
              5.875%, 12/15/2005..............................  A+               136
     100    American General Finance Corp.,
              5.91%, 06/12/2006...............................  A+               105
     230    Aon Corp.,
              8.65%, 05/15/2005...............................  A-               239
     400    Avalon Properties, Inc.,
              6.875%, 12/15/2007..............................  BBB+             439
     100    AXA Financial, Inc.,
              9.00%, 12/15/2004...............................  A                102
     100    Banca Commerciale Italiana,
              8.25%, 07/15/2007...............................  A-               112
     150    Banesto Finance Ltd.,
              7.50%, 03/25/2007...............................  A                164
     200    BankAmerica Corp.,
              6.75%, 09/15/2005...............................  A                209
     250    BankBoston Corp.,
              6.625%, 12/01/2005..............................  A                262
     389    Bankers Trust Corp.,
              7.125%, 03/15/2006..............................  A                414
     290    BBV International Finance,
              6.875%, 07/01/2005..............................  A+               301
     100    Bear Stearns & Co., Inc.,
              7.625%, 02/01/2005..............................  A                103
     100    Capital One Bank,
              6.875%, 02/01/2006..............................  BBB-             105
      50    CIGNA Corp.,
              8.25%, 01/01/2007...............................  BBB               55
     150    CIT Group, Inc.,
              7.625%, 08/16/2005..............................  A                158
     500    Citibank Credit Card Issuance Trust,
              2.12%, 02/09/2009(c)............................  BBB              507
     250    Countrywide Funding Corp.,
              6.875%, 09/15/2005..............................  A                261
     250    Credit Suisse First Boston USA, Inc.,
              5.875%, 08/01/2006..............................  A+               263
     220    Credit Suisse First Boston USA, Inc.,
              6.50%, 05/01/2008(e)............................  A                237
     300    Equifax, Inc.,
              4.95%, 11/01/2007...............................  A-               311
     200    Equitable Life Assurance Society,
              6.95%, 12/01/2005(e)............................  A                211
     100    ERAC USA Finance Co.,
              6.625%, 02/15/2005(e)...........................  BBB+             102
     225    ERAC USA Finance Co.,
              8.25%, 05/01/2005(e)............................  BBB+             234
     200    Evans Withycombe Residential, Inc.,
              7.625%, 04/15/2007..............................  BBB+             219
     700    Ford Motor Credit Co.,
              6.875%, 02/01/2006..............................  BBB-             734

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   100    Gables Realty L.P.,
              6.80%, 03/15/2005...............................  BBB          $   102
     100    General Motors Acceptance Corp.,
              4.50%, 07/15/2006...............................  BBB              101
     150    General Motors Acceptance Corp.,
              6.125%, 02/01/2007..............................  BBB              157
     600    General Motors Acceptance Corp.,
              7.50%, 07/15/2005...............................  BBB              626
     100    Goldman Sachs Group, Inc.,
              7.50%, 01/28/2005...............................  A+               103
     150    Household Finance Corp.,
              5.75%, 01/30/2007...............................  A                158
     250    Household Finance Corp.,
              7.65%, 05/15/2007...............................  A                274
     200    International Lease Finance Corp.,
              2.95%, 05/23/2006...............................  AA-              199
     100    International Lease Finance Corp.,
              5.95%, 06/06/2005...............................  AA-              103
     150    J.P. Morgan Chase & Co.,
              5.625%, 08/15/2006..............................  A+               157
     200    J.P. Morgan Chase & Co.,
              7.25%, 06/01/2007...............................  A                220
     100    Key Bank N.A., Inc.,
              7.125%, 08/15/2006..............................  A-               108
     150    Lehman Brothers Holdings, Inc.,
              8.75%, 03/15/2005...............................  A                156
     120    Lincoln National Corp.,
              5.25%, 06/15/2007...............................  A-               125
     293    MBNA America Bank N.A.,
              6.50%, 06/20/2006...............................  BBB+             310
     148    MBNA America Bank N.A.,
              6.75%, 03/15/2008(e)............................  BBB              163
     150    Merrill Lynch & Co., Inc.,
              8.00%, 06/01/2007...............................  A+               167
     300    Merry Land & Investment, Inc.,
              7.25%, 06/15/2005...............................  BBB+             311
     150    Morgan Stanley,
              7.75%, 06/15/2005...............................  A+               157
     250    PNC Funding Corp.,
              5.75%, 08/01/2006...............................  A-               262
     300    Prudential Insurance Co. of America,
              6.375%, 07/23/2006(e)...........................  A+               319
     350    Simon Property Group L.P.,
              7.125%, 09/20/2007..............................  BBB              385
     235    St. Paul Companies, Inc.,
              7.875%, 04/15/2005..............................  BBB+             244
     121    Vanderbilt Mortgage, Inc.,
              3.28%, 01/07/2013...............................  AAA              121
     300    Wellpoint Health Networks, Inc.,
              6.375%, 06/15/2006..............................  A-               317
                                                                             -------
                                                                              12,302
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            HEALTH CARE -- 0.6%
 $   200    Boston Scientific Corp.,
              6.625%, 03/15/2005..............................  A-           $   205
     300    Quest Diagnostics, Inc.,
              6.75%, 07/12/2006...............................  BBB              320
                                                                             -------
                                                                                 525
                                                                             -------
            SERVICES -- 6.5%
     100    ARAMARK Services, Inc.,
              6.75%, 08/01/2004...............................  BBB-             100
     370    ARAMARK Services, Inc.,
              8.15%, 05/01/2005...............................  BBB-             384
     550    Belo Corp.,
              7.125%, 06/01/2007..............................  BBB-             598
     389    Comcast Cable Communications, Inc.,
              6.375%, 01/30/2006..............................  BBB              407
     260    Computer Sciences Corp.,
              6.75%, 06/15/2006...............................  A                277
     150    Cox Enterprises, Inc.,
              4.375%, 05/01/2008(e)...........................  BBB              150
     100    Cox Enterprises, Inc.,
              8.00%, 02/15/2007(e)............................  BBB              110
     300    Fiserv, Inc.,
              3.00%, 06/27/2008...............................  BBB+             287
     450    Harrah's Operating Co., Inc.,
              7.125%, 06/01/2007..............................  BBB-             484
     355    Hyatt Equities LLC,
              6.875%, 06/15/2007(e)...........................  BBB              378
     250    Marriott International, Inc.,
              6.875%, 11/15/2005..............................  BBB+             263
     200    Marriott International, Inc.,
              7.00%, 01/15/2008...............................  BBB+             218
     300    News America, Inc.,
              6.625%, 01/09/2008..............................  BBB-             325
     200    Scholastic Corp.,
              5.75%, 01/15/2007...............................  BBB-             210
     200    TCI Communications, Inc.,
              6.875%, 02/15/2006..............................  BBB              211
     395    USA Networks, Inc.,
              6.75%, 11/15/2005...............................  BBB-             410
     300    Walt Disney Co.,
              7.30%, 02/08/2005...............................  BBB+             308
     435    WMX Technologies, Inc.,
              7.00%, 10/15/2006...............................  BBB              468
                                                                             -------
                                                                               5,588
                                                                             -------
            TECHNOLOGY -- 7.5%
     100    AT&T Wireless Services, Inc.,
              6.875%, 04/18/2005..............................  BBB              103
     500    AT&T Wireless Services, Inc.,
              7.50%, 05/01/2007...............................  BBB              550
     550    British Telecommunications plc,
              7.875%, 12/15/2005..............................  A-               587
     450    Cingular Wireless LLC,
              5.625%, 12/15/2006..............................  A+               471
     290    Cox Communications, Inc.,
              7.75%, 08/15/2006...............................  BBB              315

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
 $   560    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2005...............................  BBB+         $   587
     550    France Telecom S.A.,
              8.20%, 03/01/2006...............................  BBB+             588
     450    Hewlett-Packard Co.,
              5.75%, 12/15/2006...............................  A-               475
     275    Maytag Corp.,
              6.875%, 03/31/2006..............................  BBB              286
     500    Motorola, Inc.,
              6.75%, 02/01/2006...............................  BBB              529
     250    Puget Sound Energy, Inc.,
              3.36%, 06/01/2008...............................  BBB              242
     600    Sprint Capital Corp.,
              7.90%, 03/15/2005...............................  BBB-             621
     250    Time Warner Companies, Inc.,
              8.11%, 08/15/2006...............................  BBB+             272
     250    US Cellular Corp.,
              7.25%, 08/15/2007...............................  A-               251
     475    Verizon Wireless Capital LLC,
              5.375%, 12/15/2006..............................  A+               496
      75    Vodafone Group plc,
              7.625%, 02/15/2005..............................  A                 77
                                                                             -------
                                                                               6,450
                                                                             -------
            TRANSPORTATION -- 1.4%
     325    CSX Corp.,
              9.00%, 08/15/2006...............................  BBB              360
     280    Norfolk Southern Corp.,
              7.40%, 09/15/2006...............................  BBB              304
     350    TTX Co.,
              3.875%, 03/01/2008(e)...........................  A+               343
     200    Union Pacific Corp.,
              7.60%, 05/01/2005...............................  BBB              207
                                                                             -------
                                                                               1,214
                                                                             -------
            UTILITIES -- 3.8%
     340    Appalachian Power Co.,
              4.80%, 06/15/2005...............................  BBB              346
     145    Appalachian Power Co.,
              6.80%, 03/01/2006...............................  BBB              153
     557    Commonwealth Edison Co.,
              6.40%, 10/15/2005...............................  BBB+             581
     325    Consumers Energy Co.,
              6.25%, 09/15/2006...............................  BBB-             341
     250    FPL Group Capital, Inc.,
              3.25%, 04/11/2006...............................  A-               251
     250    Georgia Power Co.,
              6.20%, 02/01/2006...............................  A                262
     140    Niagara Mohawk Power Corp.,
              9.75%, 11/01/2005...............................  A+               152
     250    Northeast Utilities,
              3.30%, 6/01/2008................................  BBB              241
     300    Southwestern Public Service Co.,
              5.125%, 11/1/2006...............................  BBB              310
     270    Texas Eastern Transmission L.P.,
              5.25%, 07/15/2007...............................  BBB              280

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            UTILITIES -- (CONTINUED)
 $   300    TXU Electric Co.,
              6.25%, 10/01/2004...............................  BBB          $   307
                                                                             -------
                                                                               3,224
                                                                             -------
            Total corporate bonds:
              investment grade
              (cost $43,902)..................................               $43,966
                                                                             -------
U.S. GOVERNMENT SECURITIES -- 26.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.4%
 $   300    3.125% 2006...................................................   $   300
   1,000    5.50% 2029....................................................     1,031
   1,166    6.00% 2031 -- 2032............................................     1,210
     342    6.50% 2017....................................................       362
                                                                             -------
                                                                               2,903
                                                                             -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.1%
     672    6.00% 2032 -- 2033............................................       690
     260    6.50% 2032....................................................       271
                                                                             -------
                                                                                 961
                                                                             -------
            GOVERNMENT NATIONAL MORTGAGE -- 5.3%
   2,900    6.00% 2030 -- 2032............................................     3,021
   1,278    6.00% 2033....................................................     1,319
     212    7.00% 2032....................................................       226
                                                                             -------
                                                                               4,566
                                                                             -------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.5%
            FEDERAL HOME LOAN BANK
     400    3.00% 2008....................................................       389
                                                                             -------
            U.S. TREASURY SECURITIES -- 16.5%
  11,055    3.375% 2007(f)................................................    14,145
                                                                             -------
            Total U.S. government securities
              (cost $23,023)..............................................   $22,964
                                                                             -------
            Total investments in long-term securities (cost $80,375)......   $80,277
                                                                             -------
SHORT-TERM INVESTMENTS -- 5.7%
            FINANCE -- 5.7%
 $ 1,734    BNP Paribas Joint Repurchase Agreement,
              1.29%, 08/02/2004...........................................   $ 1,734
     693    RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...........................................       694
     371    State Street Repurchase Agreement,
              1.27%, 08/02/2004...........................................       371
   2,080    UBS Warburg Joint Repurchase Agreement,
              1.30%, 08/02/2004...........................................     2,080
                                                                             -------
                                                                               4,879
                                                                             -------
            Total short-term investments
              (cost $4,879)...............................................   $ 4,879
                                                                             -------
            Total investments in securities
              (cost $85,254)(a)...........................................   $85,156
                                                                             =======

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond ratings as of July 31, 2004.

  (a) At July 31, 2004, the cost of securities for federal income tax purposes is $85,254 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation..........................  $ 308
     Unrealized depreciation..........................   (406)
                                                        -----
     Net unrealized depreciation......................  $ (98)
                                                        =====

  (b) Market value of investments in foreign securities represents 5.41% of total net assets as of July 31, 2004.

  (c) Variable rate securities; the yield reported is the rate in effect as of July 31, 2004.

  (d) The interest rate disclosed for interest only strips represents the effective yield at July 31, 2004, based upon the estimated timing and amount of future cash flows.

  (e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $6,295, which represents 7.35% of total net assets.

  (f) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

    *  Moody's Rating

 THE HARTFORD SMALL CAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
COMMON STOCK -- 98.2%
         BASIC MATERIALS -- 3.8%
   23    Arch Chemicals, Inc. .............................  $    666
    8    Eagle Materials, Inc. (with rights)...............       521
   34    Glatfelter........................................       453
   75    Longview Fibre Co. (with rights)(a)...............       970
   47    Precision Castparts Corp. ........................     2,664
   14    Schnitzer Steel Industries, Inc. .................       436
   18    Simpson Manufacturing Co., Inc. ..................     1,014
   70    Wausau-Mosinee Paper Corp. (with rights)..........     1,083
                                                             --------
                                                                7,807
                                                             --------
         CAPITAL GOODS -- 3.9%
   26    Albany International Corp. Class A................       763
    8    Curtis-Wright Corp. ..............................       409
  120    Graco, Inc. (with rights).........................     3,787
   30    Moog, Inc. Class A(a).............................     1,089
   29    Nautilus Group, Inc. .............................       541
   40    York International Corp. .........................     1,420
                                                             --------
                                                                8,009
                                                             --------
         CONSUMER CYCLICAL -- 10.8%
   39    Aeropostale, Inc.(a)..............................     1,173
   41    AnnTaylor Stores Corp. (with rights)(a)...........     1,100
   64    Bebe Stores, Inc.(a)..............................     1,244
   50    Big 5 Sporting Goods Corp.(a).....................     1,058
   35    CEC Entertainment, Inc.(a)........................     1,276
  112    Genesco, Inc.(a)..................................     2,412
   45    Kenneth Cole Productions, Inc. Class A............     1,434
   75    Landry's Restaurants, Inc. .......................     2,279
   65    Pacific Sunwear of California, Inc.(a)............     1,316
   42    PolyMedica Corp.H.................................     1,276
   99    SCO Group, Inc.(a)H...............................       451
   88    Standard-Pacific Corp. ...........................     4,084
   65    Washington Group International, Inc.(a)...........     2,172
   35    WCI Communities, Inc.(a)..........................       754
                                                             --------
                                                               22,029
                                                             --------
         ENERGY -- 3.0%
   17    Cabot Oil & Gas Corp. ............................       743
  113    Chesapeake Energy Corp. (with rights).............     1,736
   15    Cimarex Energy Co.(a).............................       481
   49    Frontier Oil Corp. ...............................     1,055
   17    Houston Exploration Co.(a)........................       934
   23    Patina Oil & Gas Corp. (with rights)..............       692
   12    St. Mary Land & Exploration Co. ..................       422
                                                             --------
                                                                6,063
                                                             --------
         FINANCE AND INSURANCE -- 11.2%
   24    4Kids Entertainment, Inc.(a)......................       523
   42    Affiliated Managers Group, Inc.(a)................     1,942
   97    American Capital Strategies Ltd.H.................     2,829
   28    American Home Mortgage Investment Corp. ..........       711
   16    AMERIGROUP Corp.(a)...............................       763
   53    Arch Capital Group Ltd.(a)........................     2,029
   26    CB Richard Ellis Group, Inc. Class A(a)...........       489
   38    CharterMac........................................       729
  139    IndyMac Bancorp, Inc. ............................     4,618
   29    Irwin Financial Corp. ............................       762
   21    LandAmerica Financial Group, Inc. ................       818
    9    Novastar Financial, Inc.H.........................       353

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
         FINANCE AND INSURANCE -- (CONTINUED)
   20    Peoples Bancorp, Inc. ............................  $    500
   30    Platinum Underwriters Holdings Ltd. ..............       840
   22    Provident Bankshares Corp. .......................       643
   14    R&G Financial Corp. ..............................       477
  166    Scottish Re Group Ltd.H...........................     3,390
   12    State Financial Services Corp. Class A (with
           rights).........................................       349
                                                             --------
                                                               22,765
                                                             --------
         HEALTH CARE -- 16.8%
  196    Abgenix, Inc. (with rights)(a)....................     1,920
   33    Accelrys, Inc. (with rights)(a)...................       249
   43    Advanced Medical Optics, Inc.(a)..................     1,640
  242    Applera Corp. -- Celera Genomics Group(a).........     2,843
   31    Apria Healthcare Group, Inc.(a)...................       895
  251    ARIAD Pharmaceuticals, Inc. (with rights)(a)......     1,386
   25    Bradley Pharmaceuticals, Inc.(a)H.................       598
  147    Ciphergen Biosystems, Inc.(a).....................       603
  148    CV Therapeutics, Inc. (with rights)(a)H...........     1,975
    5    Cytokinetics, Inc.(a).............................        41
   29    Diagnostic Products Corp. ........................     1,172
  101    Encysive Pharmaceuticals Inc.(a)..................       625
   26    Genesis HealthCare Corp.(a).......................       709
  147    Incyte Corp.(a)...................................       901
   61    Kos Pharmaceuticals, Inc.(a)......................     1,792
   81    Kosan Biosciences, Inc. (with rights)(a)..........       516
   49    LifePoint Hospitals, Inc.(a)......................     1,647
   32    Medical Action Industries, Inc.(a)................       526
  182    NPS Pharmaceuticals, Inc.(a)......................     3,402
   75    Nu Skin Enterprises, Inc. Class A.................     2,051
   15    Ocular Sciences, Inc.(a)..........................       649
   81    Perrigo Co. ......................................     1,341
   25    Pharmacopeia Drug Discovery, Inc. ................       140
  113    Regeneron Pharmaceutical, Inc.(a).................       970
   30    Respironics, Inc.(a)..............................     1,666
   50    Seattle Genetics, Inc.(a).........................       301
   39    Symbion, Inc.(a)..................................       663
   73    Transkaryotic Therapies, Inc.(a)..................     1,094
   17    Ventana Medical Systems, Inc.(a)..................       829
   84    Vertex Pharmaceuticals, Inc.(a)...................       773
   13    Vital Signs, Inc. ................................       388
                                                             --------
                                                               34,305
                                                             --------
         SERVICES -- 19.6%
   70    Acxiom Corp. .....................................     1,538
   36    Advo, Inc. .......................................     1,102
   92    Allscripts Healthcare Solutions, Inc.(a)H.........       646
   16    Anteon International Corp.(a).....................       508
   50    Aspect Communications Corp.(a)....................       423
   55    BISYS Group, Inc.(a)..............................       748
   31    Black Box Corp. ..................................     1,178
   26    CACI International, Inc. Class A (with
           rights)(a)......................................     1,052
   32    Catalina Marketing Corp.(a).......................       631
   61    Cerner Corp.(a)...................................     2,736
   83    Citadel Broadcasting Corp.(a).....................     1,167
   27    Coinstar, Inc.(a).................................       541
   29    CPI Corp. ........................................       382
  117    Cumulus Media, Inc. Class A(a)....................     1,718
   16    Cyberguard Corp.(a)...............................        91
  109    Dendrite International, Inc. (with rights)(a).....     1,624

 THE HARTFORD SMALL CAP GROWTH FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
COMMON STOCK -- (CONTINUED)
         SERVICES -- (CONTINUED)
  471    Digital Generation Systems, Inc.(a)...............  $    583
   19    Digital River, Inc.(a)............................       537
   26    eFunds Corp.(a)...................................       425
  172    Embarcadero Technologies, Inc.(a).................     1,309
   30    Epicor Software Corp.(a)..........................       373
  153    Exelixis, Inc.(a).................................     1,215
  283    Gartner, Inc. Class A(a)..........................     3,552
   13    Global Imaging Systems, Inc.(a)...................       397
   68    Imergent, Inc.(a).................................       462
   27    Isle of Capri Casinos, Inc.(a)....................       435
   17    ITT Educational Services, Inc.(a).................       526
   36    Jackson Hewitt Tax Service Inc.(a)................       621
   31    MAXIMUS, Inc.(a)..................................       994
   20    MTS Systems Corp. ................................       434
   28    PDI, Inc.(a)......................................       793
   36    Performance Technologies, Inc.(a).................       214
  201    Per-Se Technologies, Inc.(a)......................     2,830
   92    Quest Software, Inc.(a)...........................     1,112
   63    Radiant Systems, Inc.(a)..........................       251
   40    SeaChange International, Inc.(a)..................       588
  419    UnitedGlobalCom, Inc. Class A(a)..................     2,655
   26    University of Phoenix Online(a)...................     2,275
   49    Watson Wyatt & Co. Holdings, Inc.(a)..............     1,273
                                                             --------
                                                               39,939
                                                             --------
         TECHNOLOGY -- 24.9%
   28    ADTRAN, Inc. .....................................       748
   35    Aladdin Knowledge Systems.........................       661
   65    Ask Jeeves, Inc.(a)...............................     1,884
   68    Catalyst Semiconductor, Inc.(a)...................       397
  203    Checkpoint Systems, Inc.(a).......................     3,495
   55    Comtech Telecommunications Corp.(a)...............     1,096
   74    Cree, Inc.(a)H....................................     1,656
   22    CTS Corp. ........................................       255
   43    Diodes, Inc.(a)...................................       979
   98    Electronics for Imaging, Inc.(a)..................     1,961
   68    ESS Technology, Inc.(a)...........................       466
  120    Evolving Systems, Inc.(a).........................       406
  222    Fairchild Semiconductor International, Inc.(a)....     3,255
   27    FormFactor, Inc.(a)...............................       542
  196    Gemstar-TV Guide International, Inc.(a)...........       911
  135    General Communication, Inc. Class A(a)............     1,079
  112    Hutchinson Technology, Inc.(a)....................     2,496
   19    Hyperion Solutions Corp. (with rights)(a).........       779
  100    Intervoice, Inc.(a)...............................       877
   28    j2 Global Communications, Inc.(a)H................       722
   33    Komag, Inc.(a)....................................       373
   38    Kronos, Inc.(a)...................................     1,669
   15    Lowrance Electronics Inc.(a)......................       417
   57    Methode Electronics, Inc. (with rights)...........       744
   67    Mobius Management Systems, Inc.(a)................       405
  113    NETGEAR, Inc.(a)..................................     1,286
   34    Netlogic Microsystems Inc.(a).....................       347
   35    New Frontier Media, Inc. (with rights)(a).........       253
   25    OmniVision Technologies, Inc.(a)H.................       290
  459    ON Semiconductor Corp.(a).........................     1,836

                                                              MARKET
SHARES                                                        VALUE
------                                                       --------
         TECHNOLOGY -- (CONTINUED)
  177    Pegasystems, Inc.(a)..............................  $  1,137
   37    Plantronics, Inc.(a)..............................     1,412
   68    Polycom, Inc. (with rights)(a)....................     1,319
  319    Primus Telecommunications Group, Inc. (with
           rights)(a)......................................       517
  219    PTEK Holdings, Inc.(a)............................     2,511
   31    QAD Inc. .........................................       317
   54    Radyne Comstream Inc.(a)H.........................       398
   86    Serena Software, Inc.(a)..........................     1,317
   16    Siliconix, Inc.(a)................................       661
   19    Sonic Solutions, Inc.(a)..........................       331
   23    Sybase, Inc. (with rights)(a).....................       341
  123    TALK America Holdings, Inc.(a)H...................       799
   55    Transaction Systems Architects, Inc.(a)...........       935
  184    Trizetto Group, Inc. (with rights)(a).............     1,245
   52    United Online, Inc. (with rights)(a)..............       808
   28    Varian Semiconductor Equipment Associates,
           Inc.(a).........................................       845
  152    WebEx Communications, Inc.(a)H....................     3,117
   15    Websense, Inc.(a).................................       558
                                                             --------
                                                               50,853
                                                             --------
         TRANSPORTATION -- 3.6%
   55    Arkansas Best Corp. (with rights)(a)..............     1,927
   15    General Maritime Corp.(a).........................       457
   17    Old Dominion Freight Line, Inc.(a)................       505
   45    United Defense Industries, Inc.(a)................     1,549
   82    USF Corp. ........................................     2,922
                                                             --------
                                                                7,360
                                                             --------
         UTILITIES -- 0.6%
   20    Cleco Corp. (with rights).........................       345
   99    Sierra Pacific Resources(a).......................       815
                                                             --------
                                                                1,160
                                                             --------
         Total common stock
           (cost $203,837).................................  $200,290
                                                             --------

SHORT-TERM INVESTMENTS -- 7.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 6.5%
   7,212    Evergreen Institutional Money Market Fund.........  $  7,212
   5,932    Evergreen Prime Cash Management Money Market
              Fund............................................     5,932
                                                                --------
                                                                  13,144
                                                                --------
            FINANCE -- 1.0%
   1,747    UBS Warburg Joint Repurchase Agreement, 1.30%,
              08/02/2004......................................     1,747
     350    US Treasury Bill, 1.25%, 10/07/2004...............       349
                                                                --------
                                                                   2,096
                                                                --------
            Total short-term investments
              (cost $15,240)..................................  $ 15,240
                                                                --------
            Total investments in securities (cost
              $219,077)(b)....................................  $215,530
                                                                ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (a)  Presently non-income producing.

  (b) At July 31, 2004, the cost of securities for federal income tax purposes is $220,463 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 16,558
   Unrealized depreciation........................   (21,491)
                                                    --------
   Net unrealized depreciation....................  $ (4,933)
                                                    ========

  (c) Market value of investments in foreign securities represents 0.54% of total net assets as of July 31, 2004.
    H  Security is fully or partially on loan as of July 31, 2004.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 3.8%
    216     Alkermes, Inc. (with rights)(a)...................  $  2,331
     99     Arch Coal, Inc. (with rights).....................     3,328
     27     Carpenter Technology Corp. .......................     1,140
     54     Eagle Materials, Inc. (with rights)...............     3,555
                                                                --------
                                                                  10,354
                                                                --------
            CAPITAL GOODS -- 3.5%
     83     Helen of Troy Ltd.(a).............................     2,588
     74     Marvel Enterprises, Inc.(a).......................       967
     68     Moog, Inc. Class A(a).............................     2,462
    195     Scientific Games Corp. Class A(a).................     3,481
                                                                --------
                                                                   9,498
                                                                --------
            CONSUMER CYCLICAL -- 14.1%
    121     A.C. Moore Arts & Crafts, Inc.(a).................     3,052
    513     American Tower Corp. Class A(a)...................     7,418
    149     Insight Enterprises, Inc.(a)......................     2,384
    102     Kenneth Cole Productions, Inc. Class A............     3,259
    106     Landry's Restaurants, Inc. .......................     3,217
    166     Quicksilver, Inc.(a)..............................     3,579
     92     RARE Hospitality International, Inc.(a)...........     2,592
    106     Sierra Wireless, Inc.(a)..........................     3,322
    196     Sotheby's Holdings, Inc. Class A(a)...............     3,134
     73     Standard-Pacific Corp. ...........................     3,401
     95     Washington Group International, Inc.(a)...........     3,191
                                                                --------
                                                                  38,549
                                                                --------
            CONSUMER STAPLES -- 1.0%
    116     Peet's Coffee & Tea, Inc.(a)......................     2,817
                                                                --------
            ENERGY -- 4.0%
     96     Cabot Oil & Gas Corp. ............................     4,219
     72     Patina Oil & Gas Corp. (with rights)..............     2,127
     54     Western Oil Sands, Inc. Class A...................     1,380
    142     Whiting Petroleum Corp.(a)........................     3,352
                                                                --------
                                                                  11,078
                                                                --------
            FINANCE AND INSURANCE -- 8.9%
     66     Affiliated Managers Group, Inc.(a)H...............     3,016
     87     AMCORE Financial, Inc. ...........................     2,453
    184     American Equity Investment Life Holding Co. ......     1,662
     65     Arch Capital Group Ltd.(a)........................     2,483
     61     CB Richard Ellis Group, Inc. Class A(a)...........     1,148
    158     HealthExtras, Inc.(a).............................     2,340
     96     IndyMac Bancorp, Inc. ............................     3,177
    157     NMS Communications Corp. (with rights)(a).........       934
     25     Pirelli & C. Real Estate S.p.A.(d)(e).............       875
     77     Platinum Underwriters Holdings Ltd. ..............     2,140
    288     U.S.I. Holdings Corp.(a)H.........................     4,029
                                                                --------
                                                                  24,257
                                                                --------
            HEALTH CARE -- 12.4%
    121     Abaxis, Inc.(a)...................................     1,819
    131     Abgenix, Inc. (with rights)(a)....................     1,282
      6     Amylin Pharmaceuticals, Inc.(a)...................       126
    122     AtheroGenics, Inc. (with rights)(a)...............     1,751
     32     Covance, Inc.(a)..................................     1,162
     50     DJ Orthopedics, Inc.(a)...........................       887
    110     Genesis HealthCare Corp.(a).......................     2,962

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     59     ICOS Corp. (with rights)(a).......................  $  1,424
     79     Kose Corp.(e).....................................     2,882
    113     Medicines Co.(a)..................................     2,997
     76     NPS Pharmaceuticals, Inc.(a)H.....................     1,422
     70     Nu Skin Enterprises, Inc. Class A.................     1,912
    114     Oriflame Cosmetics S.A. SDR(a)....................     3,795
     32     Respironics, Inc.(a)..............................     1,801
     73     Salix Pharmaceuticals, Ltd.(a)....................     1,564
    149     Symbion, Inc.(a)..................................     2,555
     66     Telik, Inc.(a)....................................     1,314
     66     Zoll Medical Corp.(a).............................     2,240
                                                                --------
                                                                  33,895
                                                                --------
            SERVICES -- 17.3%
    120     Acxiom Corp. .....................................     2,650
     61     Corporate Executive Board Co. ....................     3,452
    304     DiamondCluster International, Inc.(a).............     3,035
    194     Embarcadero Technologies, Inc.(a).................     1,475
    193     Exelixis, Inc.(a).................................     1,529
    170     Gevity HR, Inc. ..................................     3,523
    201     Jackson Hewitt Tax Service, Inc. .................     3,492
     47     Lin TV Corp. Class A(a)...........................       857
    397     Lions Gate Entertainment Corp.(a).................     3,039
    333     MPS Group, Inc.(a)................................     2,994
    154     Navigant Consulting, Inc.(a)......................     3,230
     32     Omnicell, Inc.(a).................................       463
    217     Quest Software, Inc.(a)...........................     2,615
     50     Red Robin Gourmet Burgers, Inc.(a)................     1,688
    487     Sapient Corp.(a)..................................     3,406
    635     Service Corp. International (with rights)(a)......     4,033
  1,174     Sirius Satellite Radio, Inc.(a)H..................     2,970
     33     University of Phoenix Online(a)...................     2,805
                                                                --------
                                                                  47,256
                                                                --------
            TECHNOLOGY -- 23.2%
    472     Aeroflex, Inc. (with rights)(a)...................     5,231
    315     Agile Software Corp. (with rights)(a).............     2,345
    119     Ask Jeeves, Inc.(a)...............................     3,455
    536     Crown Castle International Corp.(a)...............     7,573
    145     CSG Systems International, Inc.(a)................     2,382
    570     Dobson Communications Corp.(a)....................     1,522
    227     Fairchild Semiconductor International, Inc.(a)....     3,330
    152     FuelCell Energy, Inc.(a)H.........................     1,512
    336     GrafTech International Ltd. (with rights)(a)......     3,711
    210     Harmonic, Inc.(a).................................     1,370
    621     MEMC Electronic Materials, Inc.(a)................     5,642
     62     Microsemi Corp.(a)................................       757
    538     ON Semiconductor Corp.(a).........................     2,151
    183     Openwave Systems Inc.(a)..........................     2,076
     56     Plantronics, Inc. ................................     2,172
    172     Polycom, Inc. (with rights)(a)....................     3,320
     62     SBS Technologies, Inc.(a).........................       791
     52     Semtech Corp.(a)..................................     1,036
    156     Serena Software, Inc.(a)H.........................     2,399
  2,310     Techtronic Industries Co. Ltd.(e).................     3,431
    140     THQ, Inc. (with rights)(a)........................     2,659
    212     TiVo, Inc.(a)H....................................     1,199
    111     Verint Systems, Inc.(a)...........................     3,512
                                                                --------
                                                                  63,576
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 9.4%
    112     Arkansas Best Corp. (with rights).................  $  3,918
    286     Fleetwood Enterprises, Inc. (with rights)(a)H.....     3,847
     79     Forward Air Corp.(a)..............................     3,136
    143     GOL Linhas Aereas Inteligentes S.A.(a)H...........     2,428
    232     Sirva, Inc.(a)....................................     5,436
     86     United Defense Industries, Inc.(a)................     2,970
     94     Yellow Roadway Corp.(a)...........................     4,105
                                                                --------
                                                                  25,840
                                                                --------
            UTILITIES -- 0.9%
    317     ERG S.p.A. .......................................     2,403
                                                                --------
            Total common stock (cost $255,363)................  $269,523
                                                                --------
SHORT-TERM INVESTMENTS -- 5.8%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 5.8%
 15,819     Boston Global Investment Trust....................  $ 15,819
                                                                --------
            Total short-term investments (cost $15,819).......  $ 15,819
                                                                --------
            Total investments in securities (cost
              $271,182)(b)....................................  $285,342
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004 the cost of securities for federal income tax purposes is $272,619 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 27,517
   Unrealized depreciation........................   (14,794)
                                                    --------
   Net unrealized appreciation....................  $ 12,723
                                                    ========

 (c) Market value of investments in foreign securities represents 7.39% of total net assets as of July 31, 2004.

 (d) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $875, which represents 0.32% of total net assets.

 (e) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $7,188, which represents 2.63% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                AT JULY 31, 2004

                                                                                                                     UNREALIZED
                                                                MARKET         CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-------------------------------------------------------         ------         --------         ----------         --------------
Canadian Dollar (Buy)                                            $131            $131           08/03/2004              $ @@
Euro (Buy)                                                        734             733           08/03/2004                 1
Euro (Buy)                                                        158             158           08/04/2004                @@
Hong Kong Dollar (Sell)                                            57              57           08/02/2004                @@
Hong Kong Dollar (Sell)                                           100             100           08/03/2004                @@
                                                                                                                        ----
                                                                                                                        $  1
                                                                                                                        ====

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCK -- 99.3%
            BASIC MATERIALS -- 6.0%
    389     3M Co. ...........................................  $   32,013
    645     Alcoa, Inc. ......................................      20,653
    170     Dow Chemical Co. .................................       6,789
    406     DuPont (E.I.) de Nemours & Co. ...................      17,405
    644     Gillette Co. (with rights)........................      25,119
                                                                ----------
                                                                   101,979
                                                                ----------
            CAPITAL GOODS -- 4.2%
    291     Illinois Tool Works, Inc. ........................      26,332
    340     Northrop Grumman Corp. (with rights)..............      17,884
    294     United Technologies Corp. ........................      27,489
                                                                ----------
                                                                    71,705
                                                                ----------
            CONSUMER CYCLICAL -- 6.7%
    412     Caterpillar, Inc. (with rights)...................      30,285
    478     Costco Wholesale Corp.(a).........................      19,440
  1,021     Gap, Inc. ........................................      23,186
    614     Home Depot, Inc. .................................      20,697
    285     NIKE, Inc. Class B................................      20,686
                                                                ----------
                                                                   114,294
                                                                ----------
            CONSUMER STAPLES -- 9.8%
    349     Anheuser-Busch Companies, Inc. (with rights)......      18,103
    711     Coca-Cola Co. ....................................      31,171
    475     Colgate-Palmolive Co. (with rights)...............      25,286
    448     General Mills, Inc. ..............................      20,097
    650     PepsiCo, Inc. ....................................      32,495
    775     Procter & Gamble Co. .............................      40,416
                                                                ----------
                                                                   167,568
                                                                ----------
            ENERGY -- 7.9%
    357     ChevronTexaco Corp. ..............................      34,115
  1,582     Exxon Mobil Corp. ................................      73,260
    431     Schlumberger Ltd. ................................      27,748
                                                                ----------
                                                                   135,123
                                                                ----------
            FINANCE AND INSURANCE -- 20.0%
    571     American Express Co. .............................      28,698
    772     American International Group, Inc. ...............      54,560
    790     Bank of America Corp. ............................      67,124
  1,621     Citigroup, Inc. ..................................      71,474
    266     Fannie Mae........................................      18,840
    253     HSBC Holdings plc ADRH............................      18,684
    568     Marsh & McLennan Companies, Inc. (with rights)....      25,190
    433     Morgan Stanley (with rights)......................      21,370
    460     St. Paul Travelers Companies, Inc. ...............      17,052
    447     State Street Corp. (with rights)..................      19,115
                                                                ----------
                                                                   342,107
                                                                ----------
            HEALTH CARE -- 13.2%
    469     Abbott Laboratories (with rights).................      18,439
    485     Amgen, Inc. (with rights)(a)......................      27,564

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
    267     Genzyme Corp.(a)..................................  $   13,707
    562     Lilly (Eli) & Co. (with rights)...................      35,836
    732     Medtronic, Inc. (with rights).....................      36,344
  2,344     Pfizer, Inc. (with rights)........................      74,924
    520     Wyeth (with rights)...............................      18,410
                                                                ----------
                                                                   225,224
                                                                ----------
            SERVICES -- 4.6%
    733     Accenture Ltd. Class A(a).........................      18,054
     37     Computer Sciences Corp.(a)........................       1,725
    312     FedEx Corp. ......................................      25,506
    289     Marriott International, Inc. Class A (with
              rights).........................................      14,098
    562     Viacom, Inc. Class B..............................      18,871
                                                                ----------
                                                                    78,254
                                                                ----------
            TECHNOLOGY -- 26.6%
    815     Applied Materials, Inc.(a)........................      13,827
    141     Broadcom Corp. Class A(a).........................       5,000
  1,692     Cisco Systems, Inc. (with rights)(a)..............      35,303
  1,006     EMC Corp.(a)......................................      11,039
    459     First Data Corp. .................................      20,463
  2,476     General Electric Co. .............................      82,314
  1,420     Hewlett-Packard Co. ..............................      28,605
  1,832     Intel Corp. ......................................      44,654
    284     International Business Machines Corp. ............      24,728
    454     Lockheed Martin Corp. ............................      24,047
  3,208     Microsoft Corp. ..................................      91,294
  1,015     Motorola, Inc. (with rights)......................      16,167
    614     Texas Instruments, Inc. (with rights).............      13,090
  2,661     Time Warner, Inc. (with rights)(a)................      44,307
                                                                ----------
                                                                   454,838
                                                                ----------
            TRANSPORTATION -- 0.3%
    142     CSX Corp. (with rights)...........................       4,441
                                                                ----------
            Total common stock (cost $1,651,130)..............  $1,695,533
                                                                ----------
SHORT-TERM INVESTMENTS -- 0.8%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 0.1%
  1,386     Boston Global Investment Trust....................  $    1,386
                                                                ----------
            FINANCE -- 0.7%
    634     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................         634
  5,591     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................       5,591
  5,281     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................       5,281
                                                                ----------
                                                                    11,506
                                                                ----------
            Total short-term investments (cost $12,892).......  $   12,892
                                                                ----------
            Total investments in securities
              (cost $1,664,022)(b)............................  $1,708,425
                                                                ==========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $1,683,922 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $120,249
      Unrealized depreciation........................   (95,746)
                                                       --------
      Net unrealized appreciation....................  $ 24,503
                                                       ========

 (c) Market value of investments in foreign securities represents 1.09% of total net assets as of July 31, 2004.

 H   Security is fully or partially on loan as of July 31, 2004.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- 95.6%
            GENERAL OBLIGATIONS -- 21.8%
  $100      Azusa (City of), CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove-A 09/01/2021...............................  NR           $    98
    50      Beaumont (City of), CA,
              7.25%, Financing Auth Rev Ser A 09/01/2020......  NR                53
   250      California (State of),
              5.25%, General Obligation 02/01/2033............  BBB              252
   500      California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Brdgs 1st Lien Ser A FSA
              Insured 07/01/2022..............................  AAA              514
   400      Contra Costa (County of), CA,
              5.625%, Public Financing Auth Tax Alloc Rev
              Multiple Proj Areas Ser A 08/01/2033............  BBB              393
   200      Elk Grove (City of), CA,
              5.85%, Special Tax East Franklin Community #02-1
              08/01/2036......................................  NR               200
    60      Indio (City of), CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 09/02/2027...................  NR                60
   365      Los Angeles (City of), CA,
              5.00%, Ser A 09/01/2015.........................  AAA              392
   300      Oceanside (City of), CA,
              5.70%, Community Dev Commission 09/01/2025......  NR               295
   100      Perris (City of), CA,
              6.25%, Public Financing Auth Local Agency Rev
              Ser A 09/01/2033................................  NR               100
   250      Puerto Rico Commonwealth,
              5.00%, Ref Ser A 07/01/2030.....................  A-               266
   250      San Jose (City of), CA, Redevelopment Agency,
              5.25%, 08/01/2014...............................  AAA              277
   425      Solano (County of), CA,
              5.25%, General Obligation MBIA Insured
              11/01/2021......................................  AAA              447
   110      University Virgin Islands,
              5.00%, General Obligation Ser A 12/01/2021......  BBB              109
                                                                             -------
                                                                               3,456
                                                                             -------
            HEALTH CARE/SERVICES -- 10.1%
   200      Abag Finance Auth for Nonprofit Corps. CA,
              5.375%, San Diego Hosp Assoc Ser C 03/01/2021...  BBB+             199
   250      California (State of),
              5.00%, Health Fac Fin Auth Rev Adv Health Sys
              Ser A 03/01/2033................................  A                238

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            HEALTH CARE/SERVICES -- (CONTINUED)
  $500      California (State of),
              5.00%, Health Fac Fin Auth Rev Hosp-Marshall
              Medical Center Ser A 11/01/2029.................  BBB          $   461
   250      California (State of),
              5.25%, Health Fac Fin Catholic Healthcare West
              Ser G 07/01/2023................................  BBB+             246
   200      California (State of),
              5.375%, Public Works Board Dept of Mental
              Health-Patton-B 04/01/2028......................  A-               182
   250      California (State of),
              6.00%, Statewide Comm Dev Auth Rev Health Fac
              Memorial Health Services Ser A 10/01/2023.......  A                264
                                                                             -------
                                                                               1,590
                                                                             -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 6.5%
   500      California (State of),
              5.25%, Educ Fac Auth Rev Ref Santa Clara
              University 09/01/2016...........................  AAA              555
   250      California Statewide Comm Dev Auth Rev,
              6.75%, John F. Kennedy University 10/01/2033....  NR               238
   250      Corona-Norco, CA,
              5.625%, Unified School Dist Special Tax Comm Fac
              Dist 02 09/01/2033..............................  NR               241
                                                                             -------
                                                                               1,034
                                                                             -------
            LAND DEVELOPMENT -- 12.5%
   350      Burbank (City of), CA,
              5.50%, Financing Auth Rev South San Fernando
              Redev Proj-B 12/01/2023.........................  BBB              350
   400      Fontana (City of), CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj Ser A 10/01/2027...............  A-               397
   250      Oakland (City of), CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 09/01/2033...........................  A-               243
   500      Rialto (City of), CA,
              5.25%, Redev Agency Tax Allocation Ref Merged
              Proj Area Ser A 09/01/2027......................  BBB+             473
   200      San Diego (City of), CA,
              5.25%, Redev Agency Centre City Sub Pkg Ser B
              09/01/2026......................................  A-               193

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            LAND DEVELOPMENT -- (CONTINUED)
  $175      San Diego (City of), CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 09/01/2016...........................  A-           $   176
   150      San Diego (City of), CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 09/01/2017...........................  BBB              153
                                                                             -------
                                                                               1,985
                                                                             -------
            MISCELLANEOUS -- 11.4%
   500      California Infrastructure & Econ Dev,
              5.25%, Workers Compensation Relief Ser A,
              10/01/2013(b)...................................  AAA              554
   400      Huntington Park (State of), CA,
              5.25%, Public Financing Auth Rev Ref
              09/01/2019......................................  AAA              431
   135      Indio (State of), CA,
              5.00%, Public Funding Auth Rev Local Agency
              09/02/2014......................................  NR               135
   100      Lake Elsinore, CA,
              5.85%, Special Tax Community Fac Dist #2-A
              09/01/2024......................................  NR                99
   310      Long Beach (City of), CA,
              5.00%, HBR Ewc AMT-Ref-Ser A 05/15/2015.........  AAA              322
   250      Virgin Islands Public Finance Auth,
              6.125%, Refinery Fac Rev Sr Secured Hovenska
              Refinery AMT 07/01/2022.........................  BBB-             260
                                                                             -------
                                                                               1,801
                                                                             -------
            POLLUTION CONTROL -- 1.6%
   250      California Pollution Cntrl Fin Authority Pacific
              Gas & Elec Ser A,
              3.50%, 12/01/2023...............................  AAA              253
                                                                             -------
            PUBLIC FACILITIES -- 12.0%
   250      California (State of),
              5.00%, Public Works Board Dept of Corrections
              Ref Ser D 12/01/2018............................  AAA              262
   100      Capistrano (City of), CA,
              5.875%, Unified School Dist Comm Fac Dist
              Special Tax #90-2 Talega 09/01/2022.............  NR               101
   100      Jurupa (City of), CA,
              5.875%, Comm Services Dist #6 Special Tax Ser A
              09/01/2032......................................  NR                99
   450      Los Angeles (City of), CA,
              5.00%, Unified School Dist Ser B 07/01/2023.....  AAA              461
   110      Moreno Valley (City of), CA,
              5.60%, Unified School Dist Comm Fac Special Tax
              #2002-1 09/01/2017..............................  NR               109

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            PUBLIC FACILITIES -- (CONTINUED)
  $100      Orange (County of), CA,
              5.20% Comm Fac Dist Special Tax #02-1 Ladera
              Ranch Ser A 08/15/2019..........................  NR           $    97
   200      Orange (County of), CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch Ser A 08/15/2022..........................  NR               196
   250      Tustin (City of), CA,
              5.60%, Unified School Dist Special Tax Jr Lien
              Comm Fac Dist #97-1-B 09/01/2029................  NR               248
   200      Val Verde (City of), CA,
              6.00%, Unified School Dist Financing Auth
              Special Tax Rev Jr Lien 10/01/2021..............  NR               203
   125      William S. Hart Unified High School Dist,
              5.85%, Special Tax Comm Fac Dist #2002-1
              09/01/2022......................................  NR               126
                                                                             -------
                                                                               1,902
                                                                             -------
            UTILITIES -- COMBINED -- 1.7%
   250      California (State of),
              5.875%, Dept Water Res Power Supply Rev Ser A
              05/01/2016......................................  BBB+             277
                                                                             -------
            UTILITIES -- ELECTRIC -- 1.9%
   300      Vernon (City of), CA,
              5.50%, Elec Sys Rev Malburg Generating Station
              Proj 04/01/2033.................................  BBB+             302
                                                                             -------
            UTILITIES -- GAS -- 1.9%
   300      Chula Vista (City of), CA,
              5.30%, Industrial Dev Rev Daily San Diego Gas
              07/01/2021......................................  A-               305
                                                                             -------
            UTILITIES -- WATER AND SEWER -- 11.8%
   500      Atwater (City of), CA,
              5.50%, Public Fin Auth Rev Ref Sewer & Water
              Proj Ser A 05/01/2028...........................  BBB              484
   250      Big Bear Muni Water Dist, CA,
              5.00%, Certificate Participation 1991 Ref Lake
              Imports 11/01/2024..............................  NR               232
   100      Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 09/01/2018.............................  NR               101
   250      Lathrop (City of), CA,
              6.00%, Financing Auth Rev Water Supply Proj
              06/01/2035......................................  NR               250
   150      Lee Lake (City of), CA,
              5.75%, Water Dist Community Facs Dist No. 3
              Special Tax Retreat 09/01/2023..................  NR               147

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            UTILITIES -- WATER AND SEWER -- (CONTINUED)
  $450      Metropolitan Water Dist,
              5.00%, Southern CA Waterworks Rev Ser A
              07/01/2037......................................  AA           $   446
   200      Santa Margarita (City of), CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 09/01/2030................................  NR               200
                                                                             -------
                                                                               1,860
                                                                             -------
            WASTE DISPOSAL -- 2.4%
   375      Stockton (City of), CA,
              5.20%, Wastewater Sys Proj Ser A MBIA Insured
              09/01/2029......................................  AAA              383
                                                                             -------
            Total municipal bonds
              (cost $15,247)..................................               $15,148
                                                                             -------
SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 5.0%
  $787      Dreyfus Basic California Municipal Money Market
              Fund, current rate
              0.61%...........................................                   787
                                                                             -------
            Total short-term investments
              (cost $787).....................................               $   787
                                                                             -------
            Total investments in securities
              (cost $16,034)(a)...............................               $15,935
                                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond ratings as of July 31, 2004.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $16,034 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................  $ 128
   Unrealized depreciation...........................   (227)
                                                       -----
   Net unrealized depreciation.......................  $ (99)
                                                       =====

 (b) The cost of securities purchased on a when-issued basis at July 31, 2004, was $554.

  *  Fitch Rating.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
MUNICIPAL BONDS -- 95.3%
            AIRPORT REVENUES -- 3.0%
 $1,000     Minneapolis & St. Paul (Cities of), MN,
              5.625%, Metropolitan Airport Commission Airport
              Rev Ser B AMT FGIC Insured
              01/01/2018......................................  AAA          $ 1,056
                                                                             -------
            GENERAL OBLIGATIONS -- 33.7%
  1,000     Anoka-Hennepin
              (Counties of), MN,
              5.00%, Ind School Dist #11 General Obligation
              School Dist Credit Enhancement Program Ser A
              02/01/2015......................................  AA+            1,060
  1,300     Becker (City of), MN,
              6.00%, Ind School Dist #726 General Obligation
              Ser A FSA Insured 02/01/2017....................  AAA*           1,462
  1,000     Bloomington (City of), MN,
              5.45%, Ind School Dist #271 General Obligation
              Ser A
              02/01/2012......................................  NR             1,088
    500     Brainerd (City of), MN,
              5.375%, Ind School Dist #181 General Obligation
              Ser A FGIC Insured 02/01/2016...................  AAA*             549
  1,500     Brainerd (City of), MN,
              6.65%, Rev Ref Evangelical Lutheran Good
              Samaritan Proj Ser B FSA Insured
              03/01/2017......................................  AAA            1,506
    250     Minneapolis (City of), MN,
              5.00%, Parking Assessment General Obligation
              12/01/2020......................................  AAA              261
  1,000     Minnesota (State of),
              5.25%, General Obligation
              08/01/2016......................................  AAA            1,075
    785     Mounds View (City of), MN,
              5.25%, Ind School Dist #621 General Obligation
              Ser A
              02/01/2014......................................  NR               849
  1,000     Puerto Rico Commonwealth,
              5.75%, Public Fin Corp Approp -- Ser A
              08/01/2027......................................  BBB+           1,110
  1,950     Rosemount (City of), MN,
              5.70%, Ind School Dist #196 Zero Coupon General
              Obligation Ser A MBIA Insured 04/01/2015(b).....  AA+            1,220
  1,000     University of MN (Regents of),
              5.75%, General Obligation Ser A 07/01/2018......  AA             1,162
    270     University Virgin Islands,
              5.125%, General Obligation Ser A 12/01/2022.....  BBB              268

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            GENERAL OBLIGATIONS -- (CONTINUED)
 $  100     University Virgin Islands,
              5.25%, General Obligation Ser A 12/01/2023......  BBB          $   100
    125     University Virgin Islands,
              5.25%, General Obligation Ser A 12/01/2024......  BBB              123
                                                                             -------
                                                                              11,833
                                                                             -------
            HEALTH CARE/SERVICES -- 11.0%
  1,130     Duluth (City of), MN,
              5.50%, Econ Dev Auth Health Care Fac Rev
              Benedictine Health Sys St. Mary
              02/15/2023......................................  A-             1,151
    250     Minneapolis (City of), MN, --
              6.00%, Health Care Sys Rev Allina Health Sys Ser
              A 11/15/2018....................................  A-*              270
  1,000     Minnesota (State of) Agriculture and Economic Dev
              Board,
              5.25%, Healthcare Fac Rev Benedictine Health Ser
              A
              02/15/2014......................................  AAA            1,077
  1,000     Waconia (City of), MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj Ser A Asset Guaranty Secured
              01/01/2019......................................  AA             1,109
    250     Willmar (City of), MN,
              5.00%, Rice Memorial Hosp Proj FSA Insured
              02/01/2025......................................  AAA*             253
                                                                             -------
                                                                               3,860
                                                                             -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 6.9%
    350     Minnesota (State of),
              5.25%, Higher Education Fac Auth College of St.
              Benedict,
              03/01/2024......................................  NR               352
  1,000     Minnesota (State of),
              5.375%, Higher Ed Fac Auth Rev General
              Obligation University of St. Thomas Ser 4-P
              04/01/2018......................................  A2*            1,043
  1,000     Minnesota (State of),
              5.40%, Higher Ed Fac Auth Rev General Obligation
              University of St. Thomas Ser 4-P 04/01/2023.....  A2*            1,026
                                                                             -------
                                                                               2,421
                                                                             -------
            HOUSING (HFA'S, ETC.) -- 10.9%
    695     Minneapolis (City of), MN,
              7.10%, Redev Mtg Rev Riverplace Proj Ser A
              01/01/2020......................................  NR               695

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
MUNICIPAL BONDS -- (CONTINUED)
            HOUSING (HFA'S, ETC.) -- (CONTINUED)
 $  995     Minnesota (State of),
              5.00%, Residential Housing Finance Agency Ser E
              01/01/2020......................................  AA+          $ 1,005
    750     Sartell (City of), MN,
              5.20%, Environmental Impt Rev Ref Ser A
              06/01/2027......................................  BBB              714
    450     St. Paul (City of), MN,
              6.25%, Housing Redev Hope Community Academy Proj
              Ser A 12/01/2019................................  NR               452
  1,000     Washington (County of), MN,
              4.60%, Housing and Redev Auth Governmental Rev
              Ref Woodland Park Apartment Proj
              04/01/2022......................................  AA               964
                                                                             -------
                                                                               3,830
                                                                             -------
            MISCELLANEOUS -- 8.3%
  1,000     Golden Valley (City of), MN,
              5.875%, Breck School Proj Rev
              10/01/2019......................................  NR             1,072
    250     Ramsey (City of), MN,
              6.50%, Lease Rev Pact Charter School Proj Ser A
              12/01/2022......................................  NR               246
    500     St. Paul (City of), MN,
              5.00%, Port Auth Lease Rev Office Bldg
              12/01/2019......................................  AA+              524
    300     St. Paul (City of), MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy
              12/01/2022......................................  NR               295
    750     Virgin Islands Public
              Finance Auth,
              6.125%, Refinery Fac Rev Sr Secured Hovenska
              Refinery AMT 07/01/2022.........................  BBB-             780
                                                                             -------
                                                                               2,917
                                                                             -------
            POLLUTION CONTROL -- 2.2%
    750     International Falls (City of), MN,
              7.20%, Environmental Fac Rev Ref Boise Cascade
              Corp Proj
              10/01/2024......................................  NR               762
                                                                             -------
            PUBLIC FACILITIES -- 2.3%
    835     Minnesota (State of),
              5.125%, Agricultural Society State Fair Rev
              09/15/2023......................................  A-               811
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            TRANSPORTATION -- 5.4%
 $  750     Duluth (City of), MN,
              4.20%, Seaway Port Auth Industrial Dev Dock &
              Wharf Rev Ref Cargill, Inc. Proj
              05/01/2013......................................  A+           $   745
  1,000     Puerto Rico Commonwealth,
              5.50%, Highway & Transportation Auth Rev Ref Ser
              W FSA Insured
              07/01/2013......................................  AAA            1,138
                                                                             -------
                                                                               1,883
                                                                             -------
            UTILITIES -- COMBINED -- 0.8%
    300     Princeton (City of), MN,
              5.00%, Public Utility Sys Rev
              04/01/2024......................................  NR               289
                                                                             -------
            UTILITIES -- ELECTRIC -- 5.9%
  1,000     Northern MN Municipal Power Agency,
              5.30%, Elec Sys Rev FSA Insured 01/01/2021......  AAA            1,053
  1,000     Western MN Municipal Power Agency, 5.00%, Ser A
              MBIA Insured 01/01/2030.........................  AAA*           1,005
                                                                             -------
                                                                               2,058
                                                                             -------
            UTILITIES -- WATER AND SEWER -- 4.9%
    500     Minneapolis (City of), MN,
              4.75%, Metropolitan Council Water Treatment Ser
              B
              12/01/2016......................................  AAA              527
  1,000     Puerto Rico Commonwealth,
              6.25%, Aqueduct & Sewer Auth Rev Ref
              07/01/2013......................................  A-             1,172
                                                                             -------
                                                                               1,699
                                                                             -------
            Total municipal bonds
              (cost $32,038)..................................               $33,419
                                                                             -------
SHORT-TERM INVESTMENTS -- 3.2%
            FINANCE -- 3.2%
 $1,131     State Street Bank Tax Free Money Market, Current
              rate -- 0.57%...............................................   $ 1,131
                                                                             -------
            Total short-term investments
              (cost $1,131)...............................................   $ 1,131
                                                                             -------
            Total investments in securities
              (cost $33,169)(a)...........................................   $34,550
                                                                             =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond ratings as of July 31, 2004.

 (a) At July 31, 2004, the cost of securities for income tax purposes is $33,169 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $1,616
      Unrealized depreciation..........................    (235)
                                                         ------
      Net unrealized appreciation......................  $1,381
                                                         ======

 (b) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

  *  Fitch Rating.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- 97.3%
            ALABAMA -- 2.2%
 $1,855     Huntsville (City of), AL,
              5.25%, General Obligation Ser A 05/01/2022
              (General
              Obligations)....................................  AA           $ 1,943
                                                                             -------
            ARIZONA -- 8.2%
  1,800     Phoenix (City of), AZ,
              6.25%, General Obligation Ref Ser A 07/01/2017
              (General
              Obligations)....................................  AA+            2,185
  1,000     Pima (County of), AZ,
              5.60%, Noah Webster Basic School Class A
              12/15/2019
              (Public Facilities).............................  BBB-             961
  1,100     Pima (County of), AZ,
              5.70%, Arizona Charter Schools Proj 07/01/2016
              (Public
              Facilities).....................................  NR             1,091
  1,000     Pima (County of), AZ, Arizona Charter Schools Proj
              Ser 1,
              6.10%, 07/01/2024 (Public
              Facilities).....................................  NR               947
    487     Sundance Community Fac Dist, AZ,
              7.125%, Assessment Dist Special Assessment
              Rev #2 07/01/2027 (Public Facilities)...........  NR               491
  1,225     Tucson (City of), AZ,
              5.50%, Water Rev Ref 07/01/2014
              (Utilities -- Water and Sewer)..................  A+             1,384
    200     Vistancia Community Fac Dist, AZ,
              6.75%, General Obligation 07/15/2022 (General
              Obligations)....................................  NR               202
                                                                             -------
                                                                               7,261
                                                                             -------
            CALIFORNIA -- 10.3%
    750     California (State of),
              5.25%, General Obligation 02/01/2033 (General
              Obligations)....................................  BBB              755
     80     California (State of),
              5.50%, Dept Water Res Rev Ser W 12/01/2010
              (Escrowed to Maturity) (Utilities -- Water and
              Sewer)..........................................  AA                90
    750     California (State of),
              5.875%, Dept Water Res Power Supply Rev Ser A
              05/01/2016
              (Utilities -- Combined).........................  BBB+             831
    500     California (State of),
              6.75%, General Obligation 08/01/2011 (General
              Obligations)....................................  BBB              592

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            CALIFORNIA -- (CONTINUED)
 $  250     Capistrano (City of), CA,
              5.875%, Unified School Dist Comm Fac Dist
              Special Tax
              #90-2 Talega 09/01/2021 (Public Facilities).....  NR           $   254
    250     Capistrano (City of), CA,
              5.90%, Unified School Dist Comm Fac Dist Special
              Tax
              #90-2 Talega 09/01/2020 (Public Facilities).....  NR               254
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement
              Area A #2001-02 09/01/2018 (Utilities -- Water
              and Sewer)......................................  NR                96
     40     Indio (City of), CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment
              #2002-3 09/02/2027 (General Obligations)........  NR                40
    625     Indio (State of) CA,
              5.625%, Public Funding Auth Rev Local Agency
              09/02/2018
              (Miscellaneous).................................  NR               626
    400     Jurupa (City of), CA,
              5.875%, Comm Services Dist #6 Special Tax Ser A
              09/01/2032
              (Public Facilities).............................  NR               395
    750     Lathrop (City of), CA,
              6.00%, Financing Auth Rev Water Supply Proj
              06/01/2035
              (Utilities -- Water and Sewer)..................  NR               750
    500     Moreno Valley (City of), CA,
              6.00%, Unified School Dist Comm Fac Dist Special
              Tax
              #2002-1 09/01/2022 (Public Facilities)..........  NR               500
    700     Oceanside (City of), CA,
              5.70%, Community Dev Commission 09/01/2025
              (General Obligations)...........................  NR               687
    535     Palm Springs (City of), CA,
              5.50% Community Redev Agency Tax Agency Merged
              Pron #1 Ser A 09/01/2023 (General
              Obligations)....................................  A-               539
    495     Perris (City of), CA,
              6.25%, Public Financing Auth Local Agency Rev
              Ser A
              09/01/2033 (General Obligations)................  NR               497
  1,000     Pomona (City of), CA,
              5.50%, Public Financing Auth Rev Sub-Merged
              Redevelopment Proj Ser AI 02/01/2023 (Land
              Development)....................................  BBB-             996

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            CALIFORNIA -- (CONTINUED)
 $  500     San Diego (City of), CA,
              5.25%, Redev Agency Centre City Sub Pkg Ser B
              09/01/2026
              (Land Development)..............................  A-*          $   482
    800     Val Verde (City of), CA,
              6.00%, Unified School Dist Financing Auth
              Special Tax Rev
              Jr Lien 10/01/2021 (Public Facilities)..........  NR               812
                                                                             -------
                                                                               9,196
                                                                             -------
            FLORIDA -- 5.8%
  1,000     Bellalgo (City of), FL, Education Facility
              Benefits,
              5.85%, District Florida Capital
              Improvement Rev Ser A 05/01/2022 (General
              Obligations)....................................  NR             1,002
  1,000     Collier (County of), FL,
              5.375%, School Board Certificate of
              Participation FSA
              Insured 02/15/2020 (Public Facilities)..........  AAA*           1,069
    495     Colonial Country Club Comm Dev Dist, FL,
              6.40%, Cap Impr Rev 05/01/2033
              (Public Facilities)(b)..........................  NR               510
  1,250     Florida (State of),
              5.375%, Dept of Environmental Protection
              Preservation Rev Ser A
              MBIA Insured 07/01/2015 (Pollution Control).....  AAA            1,374
    465     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center
              Fort Meyers Proj Ser B 05/01/2010
              (Miscellaneous).................................  NR               470
    750     Hollywood (City of), FL, Comm Redevel Agency,
              5.125%, 03/01/2014 (Land
              Development)....................................  BBB              762
                                                                             -------
                                                                               5,187
                                                                             -------
            GEORGIA -- 5.1%
  1,105     Fulton (County of), GA,
              5.375%, School Dist General Obligation
              01/01/2018
              (General Obligations)...........................  AA             1,241
  1,765     Fulton (County of), GA,
              6.375%, Water & Sewer Rev FGIC Insured
              01/01/2014
              (Escrowed to Maturity) (Utilities -- Water and
              Sewer)..........................................  AAA            2,052

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            GEORGIA -- (CONTINUED)
 $   35     Fulton (County of), GA,
              6.375%, Water & Sewer Rev FGIC Insured
              01/01/2014
              (Unrefunded) (Utilities -- Water and Sewer).....  AAA          $    41
     40     Georgia (State of),
              6.50%, Municipal Elec Auth Power Rev Ser Y
              01/01/2017
              (Escrowed to Maturity)
              (Utilities -- Electric).........................  A                 48
    960     Georgia (State of),
              6.50%, Municipal Elec Auth Power Rev Ser Y
              01/01/2017
              (Unrefunded) (Utilities -- Electric)............  A+             1,157
                                                                             -------
                                                                               4,539
                                                                             -------
            HAWAII -- 0.6%
    500     Hawaii (State of),
              5.50%, General Obligation Ref Ser CY 02/01/2011
              (General
              Obligations)....................................  AAA              556
                                                                             -------
            ILLINOIS -- 5.6%
    960     Chicago (City of), IL,
              5.25%, Board of Ed General Obligation Ser A MBIA
              Insured
              12/01/2019 (General Obligations)................  AAA            1,020
  1,000     Chicago (City of), IL,
              6.75%, Tax Increment Allocation-Junior
              Lien-Pilsen Redev-B
              06/01/2022 (Housing (HFA's, etc.))..............  NR             1,000
    500     Illinois (State of),
              5.70%, Educ Fac Auth Rev Ref Augustana College
              Ser A
              10/01/2032 (Higher Education (Univ., Dorms,
              etc.))..........................................  NR               495
    500     Round Lake (City of), IL,
              6.70%, Special Tax Rev 03/01/2033 (Public
              Facilities).....................................  NR               510
  1,000     Wauconda (City of), IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes
              Proj 03/01/2033 (Miscellaneous).................  NR               985
  1,000     Yorkville (City of), IL,
              6.875%, United City Special Svc Area Special Tax
              #2003-100 Raintree Village Proj 03/01/2033 (Land
              Development)....................................  NR             1,016
                                                                             -------
                                                                               5,026
                                                                             -------
            KENTUCKY -- 1.2%
  1,000     Christian (County of), KY,
              6.00%, Hosp Rev Ref Jennie Stuart Medical Ser A
              07/01/2013 (Health Care/Services)...............  A-             1,054
                                                                             -------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            LOUISIANA -- 0.6%
 $  500     Louisiana (State of),
              5.50%, Public Fac Auth Rev Ochsner Clinic
              Foundation Proj
              Ser B 05/15/2027 (General Obligations)..........  A-*          $   503
                                                                             -------
            MARYLAND -- 4.0%
    685     Harford (County of), MD,
              5.25%, Economic Dev Rev Battelle Mem Institute
              Project
              04/01/2034 (Housing (HFA's, etc.))..............  A+               688
  1,000     Maryland (State of),
              5.00%, Economic Dev Corp. Student Housing Rev
              Salisbury
              University Proj 06/01/2034 (Higher Education
              (Univ., Dorms, etc.))...........................  NR               908
  1,000     Maryland (State of),
              5.375%, Economic Dev Corp. Student Housing Rev
              Bowie State
              University Proj 06/01/2033 (Higher Education
              (Univ., Dorms, etc.))...........................  NR               962
  1,000     Maryland (State of),
              6.50%, Economic Dev Corp. Student Housing Rev
              University of Maryland College Park Proj
              06/01/2027 (Higher Education (Univ., Dorms,
              etc.))..........................................  NR             1,060
                                                                             -------
                                                                               3,618
                                                                             -------
            MASSACHUSETTS -- 1.2%
    940     Massachusetts (State of),
              5.25%, General Obligation Consolidated Loan Ser
              B
              03/01/2021 (Unrefunded) (General Obligations)...  AAA            1,039
     60     Massachusetts (State of),
              5.25%, General Obligation Consolidated Loan Ser
              B FSA
              Insured 03/01/2021 (Prerefunded 03/01/2012 @
              100) (Refunded with U.S. Gov't
              Securities).....................................  AAA               66
                                                                             -------
                                                                               1,105
                                                                             -------
            MICHIGAN -- 5.5%
    500     Detroit (City of), MI,
              5.50%, General Obligation MBIA Insured
              04/01/2020 (General Obligations)................  AAA              545
  1,750     Detroit (City of), MI,
              6.50%, Water Supply Sys Ref Rev FGIC Insured
              07/01/2015
              (Utilities -- Water and Sewer)..................  AAA            2,112

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            MICHIGAN -- (CONTINUED)
 $1,000     Macomb (County of), MI,
              5.75%, Hosp Financial Auth Rev Mt. Clemens
              General
              Hospital Ser B 11/15/2025 (Health
              Care/Services)..................................  BBB-         $   925
    750     Michigan (State of),
              5.50%, Strategic Fund Ltd. Rev Ref Dow Chemical
              Proj AMT
              12/01/2028 (General Obligations)................  A-               785
    500     Michigan (State of),
              5.625%, Hosp Fin Auth Rev Ref Henry Ford Health
              Sys Ser A
              03/01/2017 (Health Care/Services)...............  A-               525
                                                                             -------
                                                                               4,892
                                                                             -------
            MINNESOTA -- 3.4%
    250     Duluth (City of), MN,
              4.20%, Seaway Port Auth Industrial Dev Dock &
              Wharf Rev Ref Cargill, Inc. Proj 05/01/2013
              (Transportation)................................  A+               248
    750     Minneapolis (City of), MN,
              6.00%, Health Care Sys Rev Allina Health Sys Ser
              A
              11/15/2018 (Health Care/Services)...............  A-*              809
    995     Minnesota (State of),
              5.00%, Residential Housing Finance Agency Ser E
              01/01/2020
              (Housing (HFA's, etc.)).........................  AA+            1,005
    500     Ramsey (City of), MN,
              6.50%, Lease Rev Pact Charter School Proj Ser A
              12/01/2022
              (Miscellaneous).................................  NR               492
    500     St. Paul (City of), MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy
              12/01/2022 (Miscellaneous)......................  NR               491
                                                                             -------
                                                                               3,045
                                                                             -------
            MISSISSIPPI -- 0.3%
    250     Lowndes (County of), MS,
              6.80%, Solid Waste Disposal & Pollution Control
              Rev
              Ref Weyerhaeuser Co. Proj Ser A 04/01/2022
              (Pollution Control).............................  BBB              285
                                                                             -------
            MISSOURI -- 0.6%
    500     Missouri (State of),
              5.50%, State Dev Financial Board Infrastructure
              Fac Rev Branson Ser A 12/01/2032 (Public
              Facilities).....................................  BBB+             497
                                                                             -------

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            NEVADA -- 1.7%
 $1,000     Clark (County of), NV,
              6.375%, Impt Dist No 142-LOC 08/01/2023
              (Miscellaneous).................................  NR           $   995
    500     North Las Vegas (City of), NV,
              6.40%, Local Special Improvement Dist #60
              Aliante
              12/01/2022 (Land Development)...................  NR               508
                                                                             -------
                                                                               1,503
                                                                             -------
            NEW HAMPSHIRE -- 0.8%
    750     New Hampshire (State of),
              5.60%, Health & Educ Fac Auth Rev Elliot
              Hospital Ser B 10/01/2022 (Health Care/
              Services).......................................  BBB+             757
                                                                             -------
            NEW JERSEY -- 4.8%
  1,250     Middlesex (County of), NJ,
              5.00%, Impt Auth Rev Street Student Housing Proj
              Ser A
              08/15/2018 (Higher Education (Univ., Dorms,
              etc.))..........................................  NR             1,255
    750     New Jersey (State of),
              5.125%, Educ Fac Auth Rev Stevens Institute of
              Technology
              Ser C 07/01/2022 (Higher Education (Univ.,
              Dorms, etc.))...................................  BBB+             756
  1,000     New Jersey (State of),
              5.50%, Health Care Fac Financing Auth Rev
              Somerset Medical Center 07/01/2023 (Health
              Care/Services)..................................  NR               988
    275     New Jersey (State of),
              6.00%, Educ Fac Auth Rev Fairleigh Dickinson
              University
              Ser D 07/01/2025 (Higher Education (Univ.,
              Dorms, etc.))...................................  BBB-*            284
    500     New Jersey (State of),
              6.50%, Ed Fac Auth Rev Georgian Court College
              Proj C
              07/01/2033 (Higher Education (Univ., Dorms,
              etc.))..........................................  BBB+             537
    500     New Jersey (State of),
              6.50%, Health Care Fac Financing Auth Rev
              Pascack Valley Hosp Assoc 07/01/2023 (Health
              Care/Services)..................................  B+               461
                                                                             -------
                                                                               4,281
                                                                             -------
            NEW YORK -- 7.2%
    250     Dutchess (County of), NY,
              5.00%, Industrial Dev Agency Civic Fac Rev Ref
              Marist
              College Ser A 07/01/2022 (Higher Education
              (Univ., Dorms, etc.))...........................  NR               251

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            NEW YORK -- (CONTINUED)
 $  195     Monroe (County of), NY,
              6.00% Industrial Dev Agency Civic Fac Rev
              Cloverwood
              Senior Living Ser A 05/01/2013 (General
              Obligations)....................................  NR           $   192
    350     New York (City of), NY,
              5.125%, Industrial Development Rev Empowerment
              Zone-Harlen Mall 12/30/2023 (Land
              Development)....................................  BBB              335
    255     New York (City of), NY,
              5.25%, Industrial Dev Agency Civic Fac Rev
              American
              Council Learned Societie 07/01/2027
              (Industrial)....................................  NR               258
    400     New York (City of), NY,
              5.65%, Industrial Dev Agency Rev Brooklyn Navy
              Yard
              Cogen Partners AMT 10/01/2028 (Land
              Development)....................................  BBB-             361
  1,000     New York (City of), NY,
              5.75%, General Obligation Fiscal 2003 Ser I
              03/01/2019
              (General Obligations)...........................  A              1,088
    575     New York (City of), NY,
              8.25%, General Obligation Ser B 06/01/2005
              (General
              Obligations)....................................  A+               606
    425     New York (City of), NY,
              8.25%, General Obligation Ser B 06/01/2005,
              (escrowed to maturity)
              (General Obligations)...........................  NR               449
    800     New York (State of),
              5.25%, Dormitory Authority Methodist Hospital,
              07/01/2019
              (Health Care/Services)..........................  NR               827
  1,000     Triborough Bridge & Tunnel Auth of NY,
              5.125%, Rev Ref General Obligation Ser B
              11/15/2029 (Transportation).....................  AA-            1,007
    620     Utica (City of), NY,
              6.875%, Individual Dev Agency Civic Fac Rev
              Utica
              College Ser A 12/01/2014 (Higher Education
              (Univ., Dorms, etc.))...........................  NR               662
    400     Westchester (County of), NY,
              6.375%, Industrial Dev Agency Continuing Care
              Retirement Mtg-Kendal on Hudson Proj A
              01/01/2024 (Health Care/Services)...............  NR               406
                                                                             -------
                                                                               6,442
                                                                             -------

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            NORTH CAROLINA -- 1.2%
 $  500     North Carolina Eastern Municipal Power Agency,
              5.375% Power Sys Rev Ref Ser C
              A 01/01/2014 (Utilities -- Electric)............  BBB+         $   536
    500     North Carolina Municipal Power Agency #1,
              5.50%, Catawba Elec Rev Ser A
              01/01/2017 (Utilities -- Electric)..............  BBB              522
                                                                             -------
                                                                               1,058
                                                                             -------
            OHIO -- 3.4%
  1,045     Cincinnati (City of), OH,
              5.50%, Water Sys Rev 12/01/2011
              (Utilities -- Water and Sewer)..................  AA+            1,169
    300     Cuyahoga (County of), OH,
              5.50%, Rev Ref Class A 01/01/2029
              (Miscellaneous).................................  A                304
  1,270     Hamilton (City of), OH,
              6.15%, School Dist Improvement Ser A 12/01/2016
              (General
              Obligations)....................................  AA-            1,544
                                                                             -------
                                                                               3,017
                                                                             -------
            PENNSYLVANIA -- 3.6%
    690     Carbon (County of), PA,
              6.65%, Industrial Dev Auth Ref Panther Creek
              Partners
              Proj AMT 05/01/2010 (Industrial)................  BBB-             744
  1,000     Lehigh (County of), PA,
              5.375%, General Purpose Auth Rev Saint Lukes
              Bethlehem
              Hospital 08/15/2033 (Health Care/Services)......  BBB              928
  1,000     Pennsylvania (State of),
              5.25%, Higher Educ Fac Auth Rev Widener
              University
              07/15/2024 (Higher Education (Univ., Dorms,
              etc.))..........................................  BBB+             994
    500     Susquehanna Area Regional Airport, PA,
              5.375%, Auth Sys Rev Sub Ser D 01/01/2018
              (Airport Revenues)..............................  BBB*             502
                                                                             -------
                                                                               3,168
                                                                             -------
            PUERTO RICO -- 1.2%
  1,000     Puerto Rico Commonwealth,
              5.00%, Ref Ser A 07/01/2030 (General
              Obligations)....................................  A-             1,066
                                                                             -------
            RHODE ISLAND -- 0.3%
    250     Rhode Island (State of),
              6.50%, Health & Ed Building Corp. Rev Hosp
              Financing-Lifespan Obligation Group 08/15/2032
              (Health Care/Services)..........................  BBB              260
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            SOUTH CAROLINA -- 2.5%
 $1,000     Dorchester (County of), SC,
              5.25%, School Dist No 2 Installment Pur Rev
              Growth
              Remedy Oppty Hike 12/01/2024 (Higher Education
              (Univ., Dorms, etc.))...........................  A            $ 1,004
  1,000     Piedmont Municipal Power Agency, SC,
              6.25%, Elec Rev Ref FGIC Insured 01/01/2021
              (Utilities -- Electric).........................  AAA            1,209
                                                                             -------
                                                                               2,213
                                                                             -------
            TENNESSEE -- 0.6%
    500     McMinn (County of), TN,
              7.625%, Industrial Dev Board Pollution Control
              Rev
              Calhoun Newsprint Co. Proj AMT 03/01/2016
              (Pollution Control).............................  BB               500
                                                                             -------
            TEXAS -- 5.4%
  1,000     Clear Creek (City of), TX,
              5.00%, Ind School Dist Ref General Obligation
              PSFG
              02/15/2018 (General Obligations)................  AAA            1,049
    750     Houston (City of), TX,
              5.50%, Water & Sewer Rev Ref Jr Lien Ser A
              12/01/2013
              (Utilities -- Water and Sewer)..................  AAA              834
  1,000     Matagorda (County of), TX,
              5.60%, Nav District #1 Rev Ref-Coll-Centerpoint
              Energy Project 03/01/2027
              (Utilities -- Electric).........................  BBB            1,002
    500     Sam Rayburn Municipal Power Agency, TX,
              5.50%, Rev Ref 10/01/2010
              (Utilities -- Electric).........................  BBB-             531
    350     San Antonio (City of), TX,
              5.25%, Elec & Gas Rev Ref Ser A 02/01/2014
              (Prerefunded
              02/01/2009 @ 101) (Refunded with U.S. Gov't
              Securities).....................................  AAA              387
  1,000     Tyler (City of), TX,
              5.75%, Health Fac Dev Corp Hosp Rev Mother
              Frances Hospital 07/01/2027 (Health
              Care/Services)..................................  BBB+*            996
                                                                             -------
                                                                               4,799
                                                                             -------

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            UTAH -- 1.8%
 $1,000     Utah (State of),
              5.00%, Transportation Auth Sales Tax Rev Ser A
              FSA Insured 06/15/2025 (Transportation).........  AAA          $ 1,006
    500     Utah (State of),
              5.375%, General Obligation Ref Ser B 07/01/2011
              (General
              Obligations)....................................  AAA              559
                                                                             -------
                                                                               1,565
                                                                             -------
            VIRGIN ISLANDS -- 1.0%
    110     University Virgin Islands,
              5.00%, 12/01/2021 (Housing (HFA's, etc.)).......  BBB              109
    750     Virgin Islands Public Finance Auth,
              6.125%, Refinery Fac Rev Sr Secured Hovenska
              Refinery AMT 07/01/2022 (Miscellaneous).........  BBB-             780
                                                                             -------
                                                                                 889
                                                                             -------
            VIRGINIA -- 2.3%
  1,000     Peninsula Ports Auth of VA,
              6.00%, Port Fac CSX Transportation Proj Rev Ref
              12/15/2012 (Transportation).....................  NR             1,080
  1,000     Virginia (State of),
              5.00%, Port Auth Commonwealth Rev AMT 07/01/2027
              (Transportation)................................  AA+              979
                                                                             -------
                                                                               2,059
                                                                             -------
            WASHINGTON -- 0.8%
    670     King (County of), WA,
              5.00%, Ind School Dist #210 General Obligation
              06/01/2019
              (General Obligations)...........................  AA               694
                                                                             -------
            WISCONSIN -- 4.0%
  1,305     Sparta (City of), WI,
              5.90%, School Dist Ref General Obligation FGIC
              Insured
              03/01/2016 (Prerefunded 03/01/2010 @ 100)
              (Refunded with U.S. Gov't Securities)...........  AAA*           1,487
    500     Wisconsin (State of),
              4.85%, Housing & Economic Dev Auth General
              Obligation
              Home Ownership Rev Ser G 09/01/2017 (Housing
              (HFA's, etc.))..................................  AA               508

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            WISCONSIN -- (CONTINUED)
 $1,500     Wisconsin (State of),
              6.40%, Health & Educ Fac Auth Rev Aurora Health
              Care
              04/15/2033 (Higher Education (Univ., Dorms,
              etc.))..........................................  BBB+         $ 1,569
                                                                             -------
                                                                               3,564
                                                                             -------
            Total municipal bonds
              (cost $83,664)..................................               $86,542
                                                                             -------
SHORT-TERM INVESTMENTS -- 1.9%
            MINNESOTA -- 1.9%
 $1,726     State Street Bank Tax Free Money Market, Current
              rate -- 0.57% (Finance).........................               $ 1,726
                                                                             -------
            Total short-term investments
              (cost $1,726)...................................               $ 1,726
                                                                             -------
            Total investments in securities
              (cost $85,390)(a)...............................               $88,268
                                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond rating as of July 31, 2004.

 (a) At July 31, 2004, the cost of securities for income tax purposes is $85,390 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $3,341
      Unrealized depreciation..........................    (463)
                                                         ------
      Net unrealized appreciation......................  $2,878
                                                         ======

 (b) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $510, which represents 0.57% of total net assets.

  *  Fitch's Rating.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- 95.3%
            AIRPORT REVENUES -- 1.6%
  $200      Monroe (County of), NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 01/01/2014........................  AAA          $   209
                                                                             -------
            GENERAL OBLIGATIONS -- 16.9%
   450      Holbrook (City of), NY,
              5.00%, Sachem Central School Dist General
              Obligation Ser B MBIA Insured 10/15/2029........  AAA              451
   200      New York (City of), NY,
              5.25%, General Obligation Ser G 08/01/2015......  A                213
   250      New York (City of), NY,
              5.25%, Ser B 08/01/2015.........................  A                268
   425      New York (City of), NY,
              5.75%, General Obligation Fiscal 2003 Ser I
              03/01/2019......................................  A                462
   250      Puerto Rico Commonwealth,
              5.00%, Ref Ser A 07/01/2030.....................  A-               266
   400      Tobacco Settlement Fin Auth of NY,
              5.50%, Series C-1 06/01/2022....................  AA-              422
   110      University Virgin Islands,
              5.00%, General Obligation Ser A 12/01/2021......  BBB              109
                                                                             -------
                                                                               2,191
                                                                             -------
            HEALTH CARE/SERVICES -- 8.4%
   125      Chemung (County of), NY,
              5.00%, Industrial Dev Agency Civic Fac Rev Arnot
              Ogden Medical Ctr Ser A 11/01/2034..............  A-               119
   200      New York (State of),
              5.00%, Dorm Auth Rev Memorial Sloan-Kettering
              Center Ser 1 07/01/2034.........................  AA               199
   450      New York (State of),
              5.00%, Dorm Auth Rev Mental Health Services Fac
              Ser B 02/15/2018................................  AA-              462
   200      New York (State of),
              5.25%, Dormitory Authority Methodist Hospital,
              07/01/2019......................................  NR               207
   100      Westchester (County of), NY,
              6.375%, Industrial Dev Agency Continuing Care
              Retirement Mtg-Kendal on Hudson Proj A
              01/01/2024......................................  NR               101
                                                                             -------
                                                                               1,088
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 24.0%
  $250      Dutchess (County of), NY,
              5.00%, Industrial Dev Agency Civic Fac Rev Ref
              Marist College Ser A 07/01/2022.................  NR           $   251
   450      New York (State of),
              5.00%, Dorm Auth Lease Rev State Univ Dorm Fac
              07/01/2032......................................  AA-              498
   190      New York (State of),
              5.00%, Dorm Auth Rev Fordham University FGIC
              Insured 07/01/2020..............................  AAA              197
   400      New York (State of),
              5.00%, Dorm Auth Rev Mount St. Mary College
              Radian Insured 07/01/2027.......................  AA               392
   450      New York (State of),
              5.125%, Dorm Auth Rev St. Barnabas Ser A FHA
              Insured AMBAC Insured 02/01/2022................  AAA              466
   250      New York (State of),
              5.25%, Dorm Auth Upstate Comm College Ser B
              07/01/2021......................................  AA-              260
   425      New York (State of),
              5.50%, Dorm Auth Lease Rev Court Facs Ser A
              05/15/2020......................................  A                451
   250      New York (State of),
              5.50%, Dorm Auth Rev Brooklyn Law School Radian
              Insured Ser A 07/01/2019........................  AA               268
   200      Otsego (County of), NY,
              6.00%, Industrial Dev Agency Civic Fac Rev
              Hartwick College Proj Ser A 07/01/2011..........  NR               220
   100      Utica (City of), NY,
              6.875%, Individual Dev Agency Civic Fac Rev
              Utica College Ser A 12/01/2014..................  NR               107
                                                                             -------
                                                                               3,110
                                                                             -------
            HOUSING (HFA'S, ETC.) -- 5.2%
   200      Grand Central (City of), NY,
              5.00%, District Management Assoc., Inc., Ref-Cap
              Impt-Business Impt 01/01/2022...................  NR               204
   425      New York (State of),
              5.50%, Urban Dev Corp Rev Personal Income Tax
              Ser C-1 FGIC Insured 03/15/2017.................  AAA              468
                                                                             -------
                                                                                 672
                                                                             -------
            INDUSTRIAL -- 2.0%
   250      New York (City of), NY,
              5.25%, Industrial Dev Agency Civic Fac Rev YMCA
              of Greater NY Proj 08/01/2021...................  A-               252
                                                                             -------

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
MUNICIPAL BONDS -- (CONTINUED)
            LAND DEVELOPMENT -- 1.9%
  $150      New York (City of), NY,
              5.125%, Industrial Development Rev Empowerment
              Zone-Harlen Mall 12/30/2023.....................  BBB          $   144
   100      New York (City of), NY,
              5.65%, Industrial Dev Agency Rev Brooklyn Navy
              Yard Cogen Partners AMT 10/01/2028..............  BBB-              90
                                                                             -------
                                                                                 234
                                                                             -------
            MISCELLANEOUS -- 10.7%
   450      New York (City of), NY,
              5.00%, Transitional Financial Auth Future Tax
              Secured C 08/01/2023............................  AA+              457
   200      New York (State of),
              5.50%, Dorm Auth Rev WinthropSouth Nassau
              University 07/01/2023...........................  BBB+             202
   400      New York (State of),
              6.00%, Local Govt Assistance Corp Ref Ser E
              04/01/2014......................................  AA-              460
   250      Virgin Islands Public Finance Auth,
              6.125%, Refinery Fac Rev Sr Secured Hovenska
              Refinery AMT 07/01/2022.........................  BBB-             260
                                                                             -------
                                                                               1,379
                                                                             -------
            POLLUTION CONTROL -- 3.5%
   450      New York (State of),
              5.00%, Environmental Fac Corp Clean Water Ser C
              Revolving Funds 07/15/2026......................  AAA              454
                                                                             -------
            PUBLIC FACILITIES -- 3.4%
   450      St. Lawrence (County of), NY,
              5.00%, Industrial Dev Civic Fac Rev Clarkson
              University Proj 07/01/2023......................  NR               442
                                                                             -------
            TRANSPORTATION -- 10.5%
   450      New York (State of),
              5.00%, Triborough Bridge & Tunnel Auth of NY Rev
              General Purpose Ser A 01/01/2032................  AA-              445
   450      New York (State of),
              5.125%, Metropolitan Transportation Auth Rev Ser
              A 11/15/2031....................................  A                448
   450      Port Auth of NY & NJ,
              5.00%, General Obligation Cons 128th Ser
              11/01/2021......................................  AAA              468
                                                                             -------
                                                                               1,361
                                                                             -------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S   MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   -------
            UTILITIES -- ELECTRIC -- 1.9%
  $250      New York (State of),
              5.30%, Energy Research & Dev Auth Elec Fac Rev
              Adj Long Island Lighting Co. Proj A
              08/01/2025......................................  A-           $   251
                                                                             -------
            UTILITIES -- WATER AND SEWER -- 5.3%
   450      Jefferson (county of), NY, Indust Dev Agency Waste
              Disposal AMT,
              5.20%, 12/01/2020...............................  BBB              434
   250      New York (State of),
              4.45%, Environmental Facility Corp Solid Waste
              Management Inc, 07/01/2017......................  BBB              253
                                                                             -------
                                                                                 687
                                                                             -------
            Total municipal bonds
              (cost $12,240)..................................               $12,330
                                                                             -------
SHORT-TERM INVESTMENTS -- 2.2%
            FINANCE -- 2.2%
  $279      Dreyfus Basic New York Municipal Money Market Fund, current
              rate -- 0.62%...............................................   $   279
                                                                             -------
            Total short-term investments
              (cost $279).................................................   $   279
                                                                             -------
            Total investments in securities
              (cost $12,519)(a)...........................................   $12,609
                                                                             =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
      Bond rating as of July 31, 2004.

 (a) At July 31, 2004, the cost of securities for federal income tax purposes is $12,519 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................   $175
   Unrealized depreciation...........................    (85)
                                                        ----
   Net unrealized appreciation.......................   $ 90
                                                        ====

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.5%
 $ 3,000    Illinois (State of),
              5.10%, General Obligation Taxable Pension
              06/01/2033......................................  AA           $  2,713
                                                                             --------
            Total municipal bonds
              (cost $3,000)...................................               $  2,713
                                                                             --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 8.7%
            FINANCE -- 8.6%
 $ 1,350    American Express Credit Account Master Trust,
              1.78%, Ser 2004-C Class C 02/15/2012(d)(f)......  BBB          $  1,351
     420    AQ Finance CEB Trust,
              6.45%, Ser 2003-CE1A 08/25/2033(d)(f)...........  BBB               416
     418    Asset Backed Funding Corp. NIM Trust,
              4.55%, Ser 2004-OPT1 Class N1
              12/26/2003(d)(f)................................  BBB               417
     800    Bank One Issuance Trust,
              4.77%, Ser 2003-C3 Class C3 02/16/2016..........  BBB               759
  26,577    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, Ser 2004-PWR3 Class X1
              02/11/2041(d)(f)(g).............................  AAA               567
   1,900    Bear Stearns Commercial Mortgage Security,
              4.83%, Ser 2002-TOP8 Class A2 08/15/2038........  AAA             1,881
   1,199    California Infrastructure & Economic Development,
              6.38%, Ser 1997-1 Class A6 09/25/2008...........  AAA             1,250
     960    Capital One Multi-Asset Execution Trust,
              3.50%, Ser 2003-B2 Class B2 02/17/2009..........  A                 965
   2,040    Citibank Credit Card Issuance Trust,
              5.00%, Ser 2003-C4 Class C4 06/10/2015..........  BBB             1,960
     259    Comed Transitional Funding Trust,
              5.44%, Ser 1998-1 Class A5 03/25/2007...........  AAA               263
     778    Conseco Finance Securitizations Corp.,
              5.79%, Ser 2001-3 Class A3 05/01/2033...........  B+                795
     726    CS First Boston Mortgage Securities Corp.,
              2.08%, Ser 2003-C3 Class A1 05/15/2038..........  AAA               704
   1,059    Daimler Chrysler Auto Trust,
              3.85%, Ser 2002-A Class A 04/06/2006............  AAA             1,063

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            FINANCE -- (CONTINUED)
 $ 1,487    Daimler Chrysler Auto Trust,
              3.89%, Ser 2004-B Class B 01/08/2011............  A            $  1,487
   1,650    Ford Credit Auto Owner Trust,
              4.29%, Ser 2003-A Class C 11/15/2007............  BBB             1,660
   2,500    GE Capital Commercial Mortgage Corp.,
              4.12%, Ser 2004-C2 Class A2 03/10/2040..........  Aaa*            2,452
   2,725    GE Capital Commercial Mortgage Corp.,
              5.19%, Series 2004-C3 Class A4 07/10/2039.......  AAA             2,688
   2,700    General Electric Commercial Mortgage Corp.,
              4.37%, Ser 2003-C1 Class A3 01/10/2038..........  AAA             2,669
  31,000    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, IO Ser 2004-GG2, Cl XP
              08/10/2038(g)(h)................................  AAA               560
   1,650    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 08/01/2038, Ser 2004-GG2, Cl A3..........  AAA             1,658
     485    Green Tree Financial Corp.
              6.27%, Ser 1998-6 Cl A6, 06/01/2030.............  A                 497
     475    Green Tree Financial Corp.,
              7.24%, Ser 1997-2 Class A6 06/15/2028...........  A3*               501
     715    Home Equity Asset Trust,
              5.25%, Ser 2003-7 Class NIM23 04/27/2034(f).....  A-                715
   1,484    Honda Auto Receivables Owner Trust,
              1.34%, Ser 2003-2 Class A2 12/21/2005...........  AAA             1,483
   2,700    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.84%, Ser 2004-CB8 Cl A2, 01/12/2039...........  AAA             2,569
  10,230    J.P. Morgan Chase Commercial Mortgage Securities,
              5.50%, Ser 2004-C1 Class X2
              01/15/2038(d)(f)(g).............................  AAA               497
   1,772    LB-UBS Commercial Mortgage Trust,
              2.72%, Ser 2003-C1 Class A1 03/15/2027..........  AAA             1,740
   1,891    LB-UBS Commercial Mortgage Trust,
              3.33%, Ser 2003-C7 Class A1 09/15/2027..........  AAA             1,863
   2,725    Morgan Stanley Capital I,
              5.27%, Ser 2004-T15 Class A4 06/13/2041.........  AAA             2,731

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   291    Morgan Stanley Capital I,
              5.91%, Ser 1999-WF1 Class A1 11/15/2031.........  Aaa*         $    303
   1,175    Morgan Stanley Capital I,
              7.68%, Ser 1997-RR Class D 04/30/2039(d)(f).....  NR              1,295
     625    Morgan Stanley Dean Witter Capital, I,
              4.57%, Ser 2001-IQA Class A1 12-18-2032.........  Aaa*              637
   1,238    Park Place Securities, Inc.,
              1.83%, Ser 2004-WCW1 Class A2
              09/25/2034(d)(h)................................  AAA             1,238
     359    PP&L Transition Bond Co. LLC,
              6.83%, Ser 1999-1 Class A5 03/25/2007...........  AAA               365
     273    Soundview Home Equity Loan Trust, Inc.,
              8.64%, Ser 2000-1 Class M1 05/25/2030...........  AA                281
   1,385    Volkswagen Auto Loan Enhanced Trust,
              1.11%, Ser 2003-1 Class A2 12/20/2005...........  AAA             1,383
  10,755    Wachovia Bank Commercial Mortgage Trust,
              3.65%, Ser 2004-C10 Class XP
              02/15/2041(d)(f)(g).............................  AAA               500
   1,920    WFS Financial Owner Trust,
              2.41%, Ser 2003-2 Class A4 12/20/2010...........  AAA             1,895
     520    WFS Financial Owner Trust,
              3.07%, Ser 2004-2 Class B 11/21/2011............  AA                518
     269    Whole Auto Loan Trust,
              6.00%, Ser 2002-1 Class D 04/15/2009(f).........  Baa3*             269
                                                                             --------
                                                                               46,845
                                                                             --------
            UTILITIES -- 0.1%
     812    Illinois Power Special Purpose Trust,
              5.38%, Ser 1998-1 Class A5 06/25/2007...........  AAA               825
                                                                             --------
            Total asset backed and commercial mortgage
              securities
              (cost $48,382)..................................               $ 47,670
                                                                             --------
CORPORATE BONDS: INVESTMENT GRADE -- 34.2%
            BASIC MATERIALS -- 1.7%
 $   800    Carter Holt Harvey Ltd,
              9.50%, 12/01/2024...............................  BBB          $  1,035
     504    Dow Chemical Co.,
              7.00%, 08/15/2005H..............................  A-                526
   1,500    ICI Wilmington, Inc.,
              4.375%, 12/01/2008..............................  BBB             1,483

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            BASIC MATERIALS -- (CONTINUED)
 $ 1,200    Inco Ltd.,
              7.75%, 05/15/2012H..............................  BBB-         $  1,370
     600    Placer Dome, Inc.,
              7.125%, 06/15/2007..............................  BBB+              649
   1,900    Potlatch Corp.,
              12.50%, 12/01/2009..............................  Baa3*           2,280
   2,000    Union Camp Corp.,
              7.00%, 08/15/2006...............................  BBB             2,141
                                                                             --------
                                                                                9,484
                                                                             --------
            CAPITAL GOODS -- 1.5%
   1,870    Bombardier, Inc.,
              6.30%, 05/01/2014(f)H...........................  BBB-            1,614
   3,400    Northrop Grumman Corp.,
              8.625%, 10/15/2004..............................  BBB             3,443
     495    Rockwell Automation, Inc.,
              5.20%, 01/15/2098...............................  A                 398
   1,500    Rockwell Automation, Inc.,
              6.70%, 01/15/2028...............................  A               1,619
   1,145    Textron Financial Corp.,
              5.875%, 06/01/2007(h)...........................  A-              1,214
                                                                             --------
                                                                                8,288
                                                                             --------
            CONSUMER CYCLICAL -- 1.8%
   1,175    Albertson's, Inc.,
              7.50%, 02/15/2011H..............................  BBB             1,331
   1,200    CRH America, Inc.,
              6.95%, 03/15/2012H..............................  BBB+            1,337
   2,080    Ford Motor Co.,
              6.625%, 10/01/2028..............................  BBB-            1,820
   3,800    General Motors Corp.,
              7.20%, 01/15/2011H..............................  BBB             3,971
     300    Nine West Group, Inc.,
              8.375%, Ser B 08/15/2005........................  BBB               313
     930    Staples, Inc.,
              7.125%, 08/15/2007..............................  BBB-            1,015
                                                                             --------
                                                                                9,787
                                                                             --------
            CONSUMER STAPLES -- 1.8%
   2,200    Cadbury Schweppes Finance plc,
              5.00%, 06/26/2007...............................  BBB             2,265
     625    ConAgra Foods, Inc.,
              7.00%, 10/01/2028...............................  BBB+              682
   2,135    ConAgra Foods, Inc.,
              7.50%, 09/15/2005...............................  BBB+            2,239
   2,200    General Mills, Inc.,
              2.625%, 10/24/2006..............................  BBB+            2,160
   2,275    Kellogg Co.,
              2.875%, 06/01/2008..............................  BBB             2,197
                                                                             --------
                                                                                9,543
                                                                             --------
            ENERGY -- 2.5%
   1,700    Anadarko Petroleum Corp.,
              5.375%, 03/01/2007..............................  BBB+            1,779
   1,275    Consolidated Natural Gas Co.,
              5.375%, 11/01/2006..............................  BBB+            1,328
     935    Gazprom International S.A.,
              7.20%, 02/01/2020(f)............................  BBB-              921

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- (CONTINUED)
 $   500    Lasmo (USA), Inc.,
              7.50%, 06/30/2006...............................  AA           $    541
     650    Occidental Petroleum Corp.,
              7.375%, 11/15/2008..............................  BBB+              731
     830    PanCanadian Petroleum Ltd.,
              6.30%, 11/01/2011...............................  A-                888
     860    Panhandle Eastern Pipeline,
              2.75%, 03/15/2007...............................  BBB               829
   1,130    Pemex Finance Ltd.,
              9.69%, 08/15/2009...............................  A-              1,286
     870    Petro-Canada,
              5.35%, 07/15/2033...............................  BBB               752
   1,150    Petroleos Mexicanos,
              9.25%, 03/30/2018H..............................  BBB-            1,331
     820    Ras Laffan Liquefied Natural Gas Co. Ltd.,
              3.44%, 09/15/2009(f)............................  A-                804
   1,150    Repsol International Finance B.V.,
              7.45%, 07/15/2005...............................  BBB+            1,205
   2,150    Seariver Maritime, Inc.,
              4.47%, Zero Coupon 09/01/2012(e)................  AAA             1,448
                                                                             --------
                                                                               13,843
                                                                             --------
            FINANCE -- 12.6%
     948    Abbey National plc,
              6.69%, 10/17/2005...............................  A                 992
     910    Abbey National plc,
              6.70%, 06/29/2049...............................  A-                983
     800    ACE INA Holdings, Inc.,
              8.20%, 08/15/2004...............................  BBB+              802
     800    Aetna, Inc.,
              7.375%, 03/01/2006..............................  BBB               853
   1,125    Aetna, Inc.,
              7.875%, 03/01/2011..............................  BBB             1,307
     800    Anthem, Inc.,
              6.80%, 08/01/2012...............................  BBB+              884
   1,600    AvalonBay Communities, Inc.,
              8.25%, 07/15/2008...............................  BBB+            1,828
   1,300    Boeing Capital Corp.,
              5.75%, 02/15-2007H..............................  A               1,374
     780    Capital One Financial Corp.,
              8.75%, 02/01/2007...............................  BBB-              867
   1,100    CNA Financial Corp.,
              6.75%, 11/15/2006...............................  BBB-            1,164
   1,200    Credit Suisse First Boston USA, Inc.,
              6.125%, 11/15/2011..............................  A+              1,275
     700    Duke Realty Corp.,
              5.25%, 01/15/2010...............................  BBB+              725
     465    ERAC USA Finance Co.,
              8.25%, 05/01/2005(f)............................  BBB+              483
   1,100    ERP Operating L.P.,
              6.63%, 04/13/2005...............................  BBB+            1,130
   1,050    Fondo LatinoAmericano De Reservas,
              3.00%, 08/01/2006(f)............................  A+              1,047

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            FINANCE -- (CONTINUED)
 $ 1,400    Ford Motor Credit Co.,
              7.375%, 02/01/2011..............................  BBB-         $  1,486
   6,180    France (Republic of),
              4.00%, O.A.T. 10/25/2013........................  AAA             7,332
   2,450    Fuji JGB Investment LLC,
              9.87%, 12/31/2049(f)............................  Baa3*           2,832
   4,320    Germany (Federal Republic of) (Euro),
              4.25%, 01/01/2014...............................  AAA             5,226
  13,620    Germany (Federal Republic of),
              3.50%, 10/10/2008...............................  AAA            16,471
     850    Goldman Sachs Group, Inc.,
              5.25%, 04/01/2013...............................  A+                841
   3,400    Italy Government Note,
              3.75%, 12/14/2007...............................  AA-             3,415
   1,650    J.P. Morgan Chase & Co.,
              5.25%, 05/01/2015H..............................  A               1,610
   1,450    J.P. Morgan Chase & Co.,
              6.875%, 06/15/2010H.............................  A               1,682
   3,570    KFW International Finance, Inc.,
              3.00%, 09/15/2005...............................  AAA             3,575
   1,130    National Rural Utilities Cooperative Finance
              Corp.,
              3.00%, 02/15/2006...............................  A+              1,133
     750    Prudential Insurance Co. of America,
              6.375%, 07/23/2006(f)...........................  A+                796
     250    Southern Investments UK plc,
              6.80%, 12/01/2006...............................  BBB-              260
     820    Sovereign Bank, 5.125%, 03/15/2013................  BBB-              788
   1,150    St Paul Companies, Inc.,
              8.125%, 04/15/2010..............................  BBB+            1,349
     550    TuranAlem Finance B.V.,
              7.875%, 06/02/2010..............................  Baa3*             545
     515    TuranAlem Finance B.V.,
              8.00%, 03/24/2014(f)............................  Baa2*             480
   1,900    United Mexican States,
              4.625%, 10/08/2008..............................  BBB-            1,892
     720    Wachovia Corp.,
              7.55%, 08/18/2005...............................  A                 756
     720    Wellpoint Health Networks, Inc.,
              6.375%, 06/15/2006..............................  A-                761
                                                                             --------
                                                                               68,944
                                                                             --------
            HEALTH CARE -- 0.9%
   1,160    Boston Scientific Corp.,
              5.45%, 06/15/2014...............................  A-              1,168
   1,105    HCA, Inc.,
              6.91%, 06/15/2005...............................  BBB-            1,136
     905    HCA, Inc.,
              6.95%, 05/01/2012...............................  BBB-              953
     750    Humana, Inc.,
              7.25%, 08/01/2006...............................  BBB               803
     785    Manor Care, Inc.,
              7.50%, 06/15/2006...............................  BBB               843
                                                                             --------
                                                                                4,903
                                                                             --------

--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
 SERVICES -- 2.4%
 $ 1,600    ARAMARK Services, Inc.,
              7.10%, 12/01/2006...............................  BBB-         $  1,722
   1,100    Clear Channel Communications, Inc.,
              6.00%, 11/01/2006...............................  BBB-            1,156
   1,350    Cox Enterprises, Inc.,
              4.375%, 05/01/2008(f)...........................  BBB             1,353
     800    Cox Radio, Inc.,
              6.375%, 05/15/2005..............................  BBB               819
     670    FedEx Corp.,
              3.50%, 04/01/2009(f)............................  BBB               647
     575    Fiserv, Inc.,
              3.00%, 06/27/2008...............................  BBB+              550
   1,175    Harrah's Operating Co., Inc.,
              5.50%, 07/01/2010(f)............................  BBB-            1,176
   1,640    Liberty Media Corp.,
              3.50%, 09/25/2006...............................  BBB-            1,634
     700    News America Holdings, Inc.,
              7.70%, 10/30/2025...............................  BBB-              801
   1,025    Walt Disney Co.,
              6.375%, 03/01/2012..............................  BBB+            1,106
     960    Walt Disney Co.,
              7.30%, 02/08/2005...............................  BBB+              985
   1,058    WMX Technologies, Inc.,
              7.00%, 10/15/2006...............................  BBB             1,138
                                                                             --------
                                                                               13,087
                                                                             --------
            TECHNOLOGY -- 4.5%
   2,410    AOL Time Warner, Inc.,
              3.34%, Zero Coupon 12/06/2019(e)................  BBB             1,530
   2,500    AT&T Wireless Services, Inc.,
              8.75%, 03/01/2031...............................  BBB             3,112
   1,235    British Sky Broadcasting,
              7.30%, 10/15/2006...............................  BBB-            1,336
     900    Comcast Cable Communications Holdings, Inc.,
              8.375%, 03/15/2013..............................  BBB             1,067
   1,600    Deutsche Telekom International Finance B.V.,
              8.25%, 06/15/2005...............................  BBB+            1,678
   2,450    France Telecom S.A.,
              8.75%, 03/01/2011...............................  BBB+            2,858
   1,175    Intelsat Ltd.,
              6.50%, 11/01/2013...............................  BBB+            1,049
   1,225    Motorola, Inc.,
              8.00%, 11/01/2011...............................  BBB             1,422
     680    Raytheon Co.,
              6.55%, 03/15/2010...............................  BBB-              747
   1,680    Raytheon Co.,
              4.50%, 11/15/2007H..............................  BBB-            1,715
     655    Raytheon Co.,
              8.30%, 03/01/2010...............................  BBB-              773

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            TECHNOLOGY -- (CONTINUED)
 $   380    Rogers Cable, Inc.,
              6.25%, 06/15/2013...............................  BBB-         $    366
   1,400    Sprint Capital Corp.,
              8.75%, 03/15/2032...............................  BBB-            1,696
   1,000    Telefonica Europe B.V.,
              7.35%, 09/15/2005...............................  A               1,052
   1,560    Time Warner Companies, Inc.,
              7.25%, 10/15/2017...............................  BBB+            1,711
   1,900    Time Warner Entertainment Co. L.P.,
              8.375%, 03/15/2023..............................  BBB+            2,208
                                                                             --------
                                                                               24,320
                                                                             --------
            UTILITIES -- 4.5%
   1,590    Carolina Power & Light Co.,
              5.125%, 09/15/2013..............................  BBB             1,578
   1,140    Carolina Power & Light Co.,
              6.125%, 09/15/2033H.............................  BBB             1,135
     250    Cleveland Electric Illuminating Co.,
              7.13%, Ser B 07/01/2007.........................  AAA               273
   2,040    Commonwealth Edison Co.,
              4.70%, 04/15/2015H..............................  A-              1,958
   1,100    Consumers Energy Co.,
              6.25%, 09/15/2006...............................  BBB-            1,156
     565    Detroit Edison Co.,
              6.125%, 10/01/2010..............................  A-                606
   1,175    Duke Energy Corp.,
              3.75%, 03/05/2008...............................  BBB+            1,166
   1,400    Florida Power & Light Co.,
              5.65%, 02/01/2035...............................  A               1,346
   3,200    FPL Group Capital, Inc.,
              3.25%, 04/11/2006...............................  A-              3,218
     275    Kansas Gas & Electric Co.,
              6.20%, 01/15/2006...............................  BBB               283
   1,660    Kinder Morgan, Inc.,
              6.65%, 03/01/2005...............................  BBB             1,700
     800    Northern States Power Co.,
              2.875%, 08/01/2006H.............................  A-                794
   1,500    Northern States Power Co.,
              8.00%, 08/28/2012...............................  A-              1,798
   1,600    Pacificorp,
              5.45%, 09/15/2013...............................  A               1,637
     200    Pacificorp,
              6.12%, 01/15/2006...............................  A                 210
     900    Public Service Colorado,
              4.875%, 03/01/2013..............................  A-                886
   1,400    Public Service Electric & Gas Co.,
              5.375%, 09/01/2013..............................  A-              1,427
     125    Public Service Electric & Gas Co.,
              7.00%, 09/01/2024...............................  AAA               128

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $ 2,007    Southern California Edison Co.,
              8.00%, 02/15/2007...............................  BBB          $  2,220
   1,250    TXU Corp.,
              6.375%, 06/15/2006..............................  BBB-            1,317
                                                                             --------
                                                                               24,836
                                                                             --------
            Total corporate bonds:
              investment grade
              (cost $186,610).................................               $187,035
                                                                             --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 5.2%
            BASIC MATERIALS -- 0.3%
 $   300    Hanna (MA) Co.,
              6.875%, 12/01/2004..............................  B3*          $    302
   1,425    International Steel Group, Inc.,
              6.50%, 04/15/2014(f)............................  BB              1,350
                                                                             --------
                                                                                1,652
                                                                             --------
            CONSUMER CYCLICAL -- 0.8%
   1,350    Ingles Markets, Inc.,
              8.875%, 12/01/2011..............................  B+              1,418
   1,439    J.C. Penny Co., Inc.,
              7.65%, 08/15/2016...............................  BB+             1,582
   1,300    Saks, Inc.,
              7.50%, 12/01/2010...............................  BB              1,349
                                                                             --------
                                                                                4,349
                                                                             --------
            CONSUMER STAPLES -- 0.2%
   1,225    Smithfield Foods, Inc.,
              8.00%, 10/15/2009...............................  BB              1,329
                                                                             --------
            ENERGY -- 0.4%
   1,500    El Paso CGP Co.,
              6.50%, 06/01/2008...............................  CCC+            1,373
     800    Ferrellgas L.P. Ser A,
              6.99%, 08/01/2005(f)............................  NR                818
                                                                             --------
                                                                                2,191
                                                                             --------
            FINANCE -- 0.2%
     495    Panama (Republic of),
              9.625%, 02/8/2011...............................  BB                556
     600    Peru (Republic of),
              4.50%, 03/07/2017...............................  BB                494
                                                                             --------
                                                                                1,050
                                                                             --------
            SERVICES -- 0.7%
   1,400    CSC Holdings, Inc.,
              7.625%, 07/15/2018..............................  BB-             1,327
   1,250    ITT CORP.,
              7.375%, 11/15/2015..............................  BB+             1,278
   1,425    Mohegan Tribal Gaming,
              6.375%, 07/15/2009..............................  BB-             1,434
                                                                             --------
                                                                                4,039
                                                                             --------
            TECHNOLOGY -- 1.4%
     220    Bio-Rad Laboratories, Inc.,
              7.50%, 08/15/2013...............................  BB-               232
     440    Corning, Inc.,
              8.30%, 04/04/2025...............................  Ba2*              458

                                                                 STANDARD
PRINCIPAL                                                       AND POOR'S    MARKET
 AMOUNT                                                           RATING      VALUE
---------                                                       ----------   --------
            TECHNOLOGY -- (CONTINUED)
 $ 1,270    L-3 Communications Corp.,
              7.625%, 06/15/2012..............................  BB-          $  1,356
     647    Lucent Technologies, Inc.,
              6.45%, 03/15/2029...............................  B                 493
     280    Lucent Technologies, Inc.,
              6.50%, 01/15/2028...............................  B                 213
     519    Marconi Corp. plc,
              8.00%, 04/30/2008H..............................  NR                561
     147    MCI, Inc.,
              5.91%, 05/01/2007...............................  NR                142
     147    MCI, Inc.,
              6.69%, 05/01/2009...............................  NR                135
     126    MCI, Inc.,
              7.74%, 05/01/2014...............................  NR                114
   1,355    PerkinElmer, Inc.,
              8.875%, 01/15/2013..............................  BB-             1,493
   1,455    Qwest Corp.,
              6.875%, 09/15/2033..............................  BB-             1,200
     420    Shaw Communications, Inc.,
              8.25%, 04/11/2010...............................  BB+               459
                                                                             --------
                                                                                6,856
                                                                             --------
            TRANSPORTATION -- 0.2%
   1,590    United Airlines, Inc.,
              6.20%, 09/01/2008...............................  NR              1,319
                                                                             --------
            UTILITIES -- 1.0%
     135    Kansas Gas & Electric Co.,
              8.29%, 03/29/2016...............................  BB-               141
   1,920    Monongahela Power Co.,
              6.70%, 06/15/2014(f)............................  BB              1,957
     850    Montana Power Co.,
              7.30%, 12/01/2006(f)............................  D                 850
   1,400    Sierra Pacific Power Co.,
              8.00%, Ser A 06/01/2008.........................  BB              1,505
     155    Tennessee Gas Pipeline Co.,
              7.00%, 10/15/2028...............................  B-                138
     850    Texas-New Mexico Power Co.,
              6.125%, 06/01/2008..............................  BB+               877
                                                                             --------
                                                                                5,468
                                                                             --------
            Total corporate bonds: non-investment grade (cost
              $27,883)........................................               $ 28,253
                                                                             --------
U.S. GOVERNMENT SECURITIES -- 41.7%
            FEDERAL HOME LOAN MORTGAGE -- 1.6%
 $ 3,800    4.10% 2014....................................................   $  3,690
   5,071    5.50% 2033 -- 2034............................................      5,097
                                                                             --------
                                                                                8,787
                                                                             --------
            FEDERAL NATIONAL MORTGAGE -- 19.8%
  22,356    5.00% 2018 -- 2034............................................     22,282
  50,440    5.50% 2033 -- 2034............................................     50,652
  28,860    6.00% 2013 -- 2034(h).........................................     29,679
   4,033    6.50% 2031 -- 2033............................................      4,213
   1,015    7.50% 2029....................................................      1,086
                                                                             --------
                                                                              107,912
                                                                             --------

--------------------------------------------------------------------------------

PRINCIPAL                                                                     MARKET
 AMOUNT                                                                       VALUE
---------                                                                    --------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
            GOVERNMENT NATIONAL MORTGAGE -- 4.7%
 $13,483    5.50% 2033....................................................   $ 13,592
   1,797    6.00% 2032....................................................      1,852
   9,882    6.50% 2028 -- 2032............................................     10,355
                                                                             --------
                                                                               25,799
                                                                             --------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
     250    Federal Home Loan Bank
              4.19% 02/20/2007(d).........................................        267
   8,800    Tennessee Valley Authority
              6.96% Zero Coupon 11/01/2025(e).............................      1,961
                                                                             --------
                                                                                2,228
                                                                             --------
            U.S. TREASURY SECURITIES -- 15.2%
  12,725    1.875% 2005...................................................     12,656
  11,290    4.00% 2014....................................................     10,879
   8,265    4.75% 2014....................................................      8,442
   4,703    5.00% 2005....................................................      5,804
   6,515    5.375% 2031...................................................      6,673
   5,400    6.00% 2004....................................................      5,409
  20,340    6.25% 2023....................................................     22,813
   8,400    6.875% 2025...................................................     10,118
                                                                             --------
                                                                               82,794
                                                                             --------
            Total U.S. government securities (cost $227,752)..............   $227,520
                                                                             --------
            Total long-term investments (cost $493,627)...................   $493,191
                                                                             --------
SHORT-TERM INVESTMENTS -- 26.5%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 16.3%
 $89,090    Navigator Prime Portfolio.....................................     89,090
                                                                             --------
            FINANCE -- 10.2%
  19,804    BNP Paribas Joint Repurchase Agreement,
              1.29%, 08/02/2004...........................................     19,804
   7,922    RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...........................................      7,921
   4,243    State Street Repurchase Agreement,
              1.27%, 08/02/2004...........................................      4,243
  23,765    UBS Warburg Joint Repurchase Agreement,
              1.30%, 08/02/2004...........................................     23,765
                                                                             --------
                                                                               55,733
                                                                             --------
            Total short-term investments
              (cost $144,823).............................................   $144,823
                                                                             --------
            Total investments in securities
              (cost $638,450)(b)..........................................   $638,014
                                                                             ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

       Bond rating as of July 31, 2004.

  (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  (b) At July 31, 2004, the cost of securities for federal income tax purposes is $638,964 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 4,620
   Unrealized depreciation.........................   (5,570)
                                                     -------
   Net unrealized depreciation.....................  $  (950)
                                                     =======

  (c) Market value of investments in foreign securities represents 12.37% of total net assets as of July 31, 2004.

  (d) Variable rate securities; the yield reported is the rate in effect as of July 31,2004.

  (e) The interest rate disclosed for these securities represents the effec-tive yield on the date of acquisition.

  (f) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $23,155, which represents 4.24% of total net assets.

  (g) The interest rates disclosed for interest only strips represent effec-tive yields based upon estimated future cash flows at July 31, 2004.

  (h) The cost of securities purchased on a when-issued basis at July 31, 2004 was $8,937.

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2004

                                                  UNREALIZED
                MARKET   CONTRACT    DELIVERY    APPRECIATION
   DESCRIPTION  VALUE     AMOUNT       DATE     (DEPRECIATION)
   -----------  ------   --------   ----------  --------------
   Euro (Buy)   5,411     5,472     10/25/2004       (61)
   Euro (Sell)  5,411     5,410     10/25/2004        (1)
                                                     ---
                                                     (62)

    H  Security is fully or partially on loan as of July 31, 2004.

   @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
U.S. GOVERNMENT SECURITIES -- 97.1%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 33.7%
            MORTGAGE BACKED SECURITIES:
 $ 4,984    5.50% 2032........................................  $  5,017
  13,356    6.00% 2031 -- 2032................................    13,858
     189    7.00% 2029 -- 2031................................       200
     208    9.00% 2022........................................       235
      @@    10.50% 2015.......................................        @@
      27    11.25% 2013.......................................        30
     127    11.50% 2015 -- 2019...............................       142
     130    11.75% 2010 -- 2011...............................       145
      30    12.50% 2019.......................................        34
                                                                --------
                                                                  19,661
                                                                --------
            NOTES:
  10,000    3.375% 2009.......................................     9,716
  15,000    5.25% 2012........................................    14,899
   6,000    6.25% 2032........................................     6,441
                                                                --------
                                                                  31,056
                                                                --------
            REMIC -- PAC'S:
   7,000    5.50% 2029........................................     7,216
  10,000    6.00% 2031........................................    10,420
  20,413    6.50% 2031........................................    21,507
                                                                --------
                                                                  39,143
                                                                --------
                                                                  89,860
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 43.9%
            MORTGAGE BACKED SECURITIES:
  14,413    5.50% 2015 -- 2032................................    14,526
   2,251    5.85% 2009........................................     2,395
   2,798    5.89% 2008........................................     2,981
  25,094    6.00% 2016 -- 2034................................    25,805
   1,353    6.01% 2009........................................     1,443
   2,664    6.36% 2008........................................     2,855
   1,608    6.50% 2013 -- 2015................................     1,703
   5,633    6.52% 2008........................................     6,048
   5,961    7.184% 2006.......................................     6,340
     176    7.50% 2030........................................       188
      49    8.00% 2025........................................        54
      59    8.50% 2022........................................        65
      44    9.00% 2020........................................        49
      85    9.75% 2020........................................        94
     206    10.00% 2020.......................................       231
      55    10.50% 2012 -- 2018...............................        61
      17    10.75% 2013.......................................        19
     389    11.00% 2015 -- 2020...............................       435
      65    11.25% 2013.......................................        72
      17    11.50% 2015.......................................        19
      56    12.00% 2011 -- 2014...............................        62
     115    12.50% 2015.......................................       130
                                                                --------
                                                                  65,575
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            NOTES:
 $ 6,100    3.375% 2008.......................................  $  5,966
  28,000    6.25% 2011 -- 2029................................    30,051
                                                                --------
                                                                  36,017
                                                                --------
            REMIC -- PAC'S:
   8,000    6.50% 2032........................................     8,415
   5,000    5.00% 2022........................................     4,976
   1,904    6.50% 2012........................................     2,021
                                                                --------
                                                                  15,412
                                                                --------
                                                                 117,004
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 14.0%
            REMICS:
  25,400    6.00% 2030 -- 2032................................    26,466
                                                                --------
            MORTGAGE BACKED SECURITIES:
     966    6.00% 2034........................................       993
   8,114    6.50% 2031 -- 2032................................     8,499
     135    7.00% 2030........................................       143
     220    8.00% 2017 -- 2022................................       242
     773    9.50% 2016 -- 2019................................       875
     561    11.00% 2015 -- 2018...............................        63
                                                                --------
                                                                  10,815
                                                                --------
                                                                  37,281
                                                                --------
            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.1%
            FEDERAL HOME LOAN BANK:
   7,750    5.75% 2012........................................     8,246
                                                                --------
            U.S. TREASURY SECURITIES -- 2.4%
            NOTES:
   5,000    3.875% 2009(b)....................................     6,446
                                                                --------
            Total U.S. government securities
              (cost $257,674).................................  $258,837
                                                                --------
SHORT-TERM INVESTMENTS -- 2.3%
            FINANCE -- 2.3%
            FINANCE AND INSURANCE
 $   463    State Street Repurchase Agreement,
              1.27%, 08/02/2004...............................  $    463
   2,161    BNP Paribas Repurchase Agreement,
              1.29%, 08/02/2004...............................     2,161
   2,594    UBS Warburg Repurchase Agreement,
              1.30%, 08/02/2004...............................     2,594
     865    RBS Greenwich Repurchase Agreement,
              1.30%, 08/02/2004...............................       865
                                                                --------
            Total short-term investments
              (cost $6,083)...................................  $  6,083
                                                                --------
            Total investments in securities
              (cost $263,757)(a)..............................  $264,920
                                                                ========

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
(a) At July 31, 2004, the cost of securities for income tax purposes is $263,757 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 3,393
   Unrealized depreciation.........................   (2,230)
                                                     -------
   Net unrealized appreciation.....................  $ 1,163
                                                     =======

  (b) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 5.4%
    51      Alcoa, Inc. ......................................  $ 1,637
    37      DuPont (E.I.) de Nemours & Co. ...................    1,578
    15      Kimberly-Clark Corp. .............................      987
                                                                -------
                                                                  4,202
                                                                -------
            CAPITAL GOODS -- 5.5%
     4      General Dynamics Corp. ...........................      425
    12      Illinois Tool Works, Inc. ........................    1,068
    19      Rockwell Automation, Inc. ........................      692
    82      Teradyne, Inc. (with rights)(a)...................    1,399
    25      Tyco International Ltd. (with rights).............      772
                                                                -------
                                                                  4,356
                                                                -------
            CONSUMER CYCLICAL -- 7.5%
    29      Caterpillar, Inc. (with rights)...................    2,153
    46      Dollar General Corp. (with rights)................      882
    25      General Motors Corp. .............................    1,065
    29      McDonald's Corp. .................................      803
    14      NIKE, Inc. Class B................................    1,018
                                                                -------
                                                                  5,921
                                                                -------
            CONSUMER STAPLES -- 6.1%
    27      Coca-Cola Enterprises, Inc. ......................      555
    33      Kellogg Co. ......................................    1,383
    29      PepsiCo, Inc. ....................................    1,470
    22      Weyerhaeuser Co. .................................    1,364
                                                                -------
                                                                  4,772
                                                                -------
            ENERGY -- 8.7%
     9      ChevronTexaco Corp. ..............................      832
    21      ConocoPhillips (with rights)......................    1,646
    87      Exxon Mobil Corp. ................................    4,042
     7      Progress Energy, Inc. ............................      286
                                                                -------
                                                                  6,806
                                                                -------
            FINANCE AND INSURANCE -- 29.0%
    24      ACE Ltd. (with rights)............................      982
    16      Anthem, Inc.(a)...................................    1,336
    37      Bank of America Corp. ............................    3,162
    13      Chubb Corp. (with rights).........................      908
    76      Citigroup, Inc. ..................................    3,360
    15      Fannie Mae........................................    1,036
    14      Goldman Sachs Group, Inc. ........................    1,270
    27      J.P. Morgan Chase & Co. ..........................      990
    13      Marsh & McLennan Companies, Inc.
              (with rights)...................................      568
    27      Morgan Stanley (with rights)......................    1,322
    58      National City Corp. ..............................    2,110
    14      PNC Financial Services Group, Inc. (with
              rights).........................................      729
    23      Principal Financial Group, Inc. ..................      785
    44      St. Paul Travelers Companies, Inc. ...............    1,620
    12      SunTrust Banks, Inc. .............................      811
    13      Washington Mutual, Inc.
              (with rights)...................................      499
    21      Wells Fargo & Co. (with rights)...................    1,229
                                                                -------
                                                                 22,717
                                                                -------

                                                                 MARKET
 SHARES                                                         VALUE(C)
---------                                                       --------
            HEALTH CARE -- 8.3%
    31      Baxter International, Inc. (with rights)..........  $   920
    37      CVS Corp. ........................................    1,545
    70      Pfizer, Inc. (with rights)........................    2,245
    31      Watson Pharmaceuticals, Inc.(a)...................      781
    30      Wyeth (with rights)...............................    1,055
                                                                -------
                                                                  6,546
                                                                -------
            SERVICES -- 1.8%
    32      Comcast Corp. Class A(a)..........................      869
    20      Comcast Corp. Special Class A(a)..................      547
                                                                -------
                                                                  1,416
                                                                -------
            TECHNOLOGY -- 13.1%
    83      Applied Materials, Inc.(a)........................    1,408
    16      Beckman Coulter, Inc. (with rights)...............      866
    37      BellSouth Corp. (with rights).....................    1,008
    26      Emerson Electric Co. (with rights)................    1,566
    40      Freescale Semiconductor Inc.(a)...................      561
    25      Hewlett-Packard Co. ..............................      499
    54      Intel Corp. ......................................    1,307
     9      International Business Machines Corp. ............      784
    37      SBC Communications, Inc. .........................      925
    82      Time Warner, Inc. (with rights)(a)................    1,357
                                                                -------
                                                                 10,281
                                                                -------
            TRANSPORTATION -- 6.5%
    38      CSX Corp. (with rights)...........................    1,183
    64      Shell Transport & Trading Co. plc ADR.............    2,816
    74      Southwest Airlines Co. (with rights)..............    1,069
                                                                -------
                                                                  5,068
                                                                -------
            UTILITIES -- 6.6%
    14      Dominion Resources, Inc. .........................      885
    11      Entergy Corp. ....................................      644
    48      Exelon Corp. .....................................    1,689
     8      PPL Corp. ........................................      352
    18      SCANA Corp. ......................................      655
    24      TXU Corp. (with rights)...........................      956
                                                                -------
                                                                  5,181
                                                                -------
            Total common stock
              (cost $73,354)..................................  $77,266
                                                                -------
SHORT-TERM INVESTMENTS -- 1.7%
            FINANCE -- 1.7%
    72      ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................  $    72
   631      BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................      631
   596      UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................      596
                                                                -------
                                                                  1,299
                                                                -------
            Total short-term investments
              (cost $1,299)...................................  $ 1,299
                                                                -------
            Total investments in securities
              (cost $74,653)(b)...............................  $78,565
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

--------------------------------------------------------------------------------


  (a)  Presently non-income producing.

  (b) At July 31, 2004, the cost of securities for federal income tax purposes is $74,981 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 5,445



   Unrealized depreciation.........................   (1,861)
                                                     -------



   Net unrealized appreciation.....................  $ 3,584
                                                     =======

 (c) Market value of investments in foreign securities represents 3.59% of total net assets as of July 31, 2004.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 6.9%
     12     Alcoa, Inc. ......................................  $   375
     10     Aracruz Celulose S.A. ADR.........................      353
     14     Engelhard Corp. (with rights).....................      403
     42     Michelin (C.G.D.E.) Class B(e)....................    2,316
     22     Pactiv Corp.(a)...................................      528
     37     Sappi Ltd. ADR....................................      542
     24     Smurfit-Stone Container Corp. (with rights).......      449
                                                                -------
                                                                  4,966
                                                                -------
            CAPITAL GOODS -- 6.5%
    100     Axcelis Technologies, Inc.(a).....................      937
    106     Bombardier, Inc. Class B..........................      266
     16     IHC Caland N.V.(e)................................      678
      4     SPX Corp. ........................................      180
     48     Teradyne, Inc. (with rights)(a)...................      828
     57     Tyco International Ltd. (with rights).............    1,776
                                                                -------
                                                                  4,665
                                                                -------
            CONSUMER CYCLICAL -- 12.7%
      2     Blockbuster, Inc. Class AH........................       28
     46     CBRL Group, Inc. .................................    1,522
     67     Foot Locker, Inc. ................................    1,517
      6     M.D.C. Holdings, Inc. ............................      435
    513     Rinker Group Ltd.(e)..............................    2,951
     27     Ross Stores, Inc. ................................      618
     40     TJX Companies, Inc. ..............................      948
      3     Toll Brothers, Inc.(a)............................      131
     46     WCI Communities, Inc.(a)..........................      988
                                                                -------
                                                                  9,138
                                                                -------
            CONSUMER STAPLES -- 2.0%
     31     Bunge Ltd. .......................................    1,244
      5     EnCana Corp. .....................................      201
                                                                -------
                                                                  1,445
                                                                -------
            ENERGY -- 7.1%
      9     Devon Energy Corp. ...............................      625
     19     GlobalSantaFe Corp. ..............................      515
     22     Noble Corp. (with rights)(a)......................      852
     19     Royal Dutch Petroleum Co. NY Shares...............      936
     19     Talisman Energy, Inc. ............................      453
     15     Total S.A. ADR....................................    1,421
      9     UGI Corp. ........................................      298
                                                                -------
                                                                  5,100
                                                                -------
            FINANCE AND INSURANCE -- 36.5%
     43     ACE Ltd. (with rights)............................    1,737
      5     AMBAC Financial Group, Inc. ......................      384
     29     Anthem, Inc.(a)...................................    2,350
     53     Apollo Investment Corp.(a)........................      716
     37     Bank of America Corp. ............................    3,114
     18     CB Richard Ellis Group, Inc. Class A(a)...........      341
     27     CIT Group, Inc. ..................................      945
     62     Citigroup, Inc. ..................................    2,714
     49     Fannie Mae........................................    3,491
     12     Freddie Mac.......................................      746
      1     Greenhill & Co., Inc. ............................       10
     52     Hibernia Corp. Class A............................    1,311
     11     IndyMac Bancorp, Inc. ............................      359

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            FINANCE AND INSURANCE -- (CONTINUED)
     42     National City Corp. ..............................  $ 1,540
      9     North Fork Bancorporation, Inc. ..................      351
     25     Platinum Underwriters Holdings Ltd. ..............      699
     16     Radian Group, Inc. ...............................      741
     15     Reinsurance Group of America......................      606
     40     RenaissanceRe Holdings Ltd. ADR...................    2,099
     57     Rent-A-Center, Inc.(a)............................    1,664
     12     Royal Bank of Scotland Group plc(d)(e)............      345
                                                                -------
                                                                 26,263
                                                                -------
            HEALTH CARE -- 6.6%
     11     Coventry Health Care, Inc. (with rights)(a).......      583
     13     GlaxoSmithKline plc ADR...........................      545
     11     Health Net, Inc. (with rights)(a).................      263
      9     Merck & Co., Inc. ................................      385
     13     Pfizer, Inc. (with rights)........................      409
     19     Sanofi-Aventis S.A.-ADRH..........................      625
     54     Wyeth (with rights)...............................    1,922
                                                                -------
                                                                  4,732
                                                                -------
            SERVICES -- 3.7%
     26     BearingPoint, Inc. (with rights)(a)...............      212
     49     Comcast Corp. Special Class A(a)..................    1,313
     43     Unisys Corp.(a)...................................      445
    115     UnitedGlobalCom, Inc. Class A(a)..................      729
                                                                -------
                                                                  2,699
                                                                -------
            TECHNOLOGY -- 10.5%
     36     Arrow Electronics, Inc.(a)........................      857
     14     Cox Communications, Inc. Class A(a)...............      383
     66     Fairchild Semiconductor International, Inc.(a)....      974
     22     Freescale Semiconductor, Inc.(a)..................      308
     44     Lam Research Corp.(a).............................    1,038
     31     McLeod USA, Inc. Class A(a)H......................       13
     56     Microsoft Corp. ..................................    1,594
     21     Nextel Communications, Inc. Class A(a)............      487
     72     Time Warner, Inc. (with rights)(a)................    1,204
     44     Vishay Intertechnology, Inc.(a)...................      678
                                                                -------
                                                                  7,536
                                                                -------
            TRANSPORTATION -- 4.0%
     56     AMR Corp.(a)H.....................................      471
     53     Continental Airlines, Inc. Class B (with
              rights)(a)H.....................................      480
     35     Pinnacle Airlines Corp.(a)........................      346
     31     United Defense Industries, Inc.(a)................    1,085
     14     USF Corp. ........................................      511
                                                                -------
                                                                  2,893
                                                                -------
            UTILITIES -- 1.1%
     20     TXU Corp. (with rights)...........................      805
                                                                -------
            Total common stock (cost $62,653).................  $70,242
                                                                -------
PREFERRED STOCKS -- 1.2%
            ENERGY -- 1.2%
     33     Petroleo Brasileiro S.A. ADR......................  $   836
                                                                -------
            Total preferred stocks (cost $797)................  $   836
                                                                -------
            Total long-term investments (cost $63,450)........  $71,078
                                                                -------

--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
SHORT-TERM INVESTMENTS -- 3.0%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITIES
            LENDING -- 1.6%
  1,185     Boston Global Investment Trust....................  $ 1,185
                                                                -------
            FINANCE -- 1.4%
     55     ABN AMRO Joint Repurchase Agreement,
              1.31%, 08/02/2004...............................       55
    487     BNP Paribas Joint Repurchase Agreement,
              1.36%, 08/02/2004...............................      487
    460     UBS Warburg Joint Repurchase Agreement,
              1.37%, 08/02/2004...............................      460
                                                                -------
                                                                  1,002
                                                                -------
            Total short-term investments (cost $2,187)........  $ 2,187
                                                                -------
            Total investments in securities (cost
              $65,637)(b).....................................  $73,265
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

 (a) Presently non-income producing.

 (b) At July 31, 2004, the cost of securities for federal income tax purposes is $66,750 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $ 8,431
      Unrealized depreciation..........................   (1,916)
                                                         -------
      Net unrealized appreciation......................  $ 6,515
                                                         =======

 (c) Market value of investments in foreign securities represents 17.33% of total net assets as of July 31, 2004.

 (d) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2004, was $345, which represents 0.48% of total net assets.

 (e) Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of July 31, 2004 was $6,290, which represents 8.74% of total net assets.

 H   Security is fully or partially on loan as of July 31, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

      (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                 THE HARTFORD MUTUAL FUNDS, INC.

Date:  September 22, 2004                        By: /s/ David M. Znamierowski
                                                     -------------------------
                                                     David M. Znamierowski
                                                     Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  September 22, 2004                        By: /s/ David M. Znamierowski
                                                     -------------------------
                                                     David M. Znamierowski
                                                     Its: President

Date:  September 22, 2004                        By: /s/ Tamara L. Fagely
                                                     -------------------------
                                                     Tamara L. Fagely
                                                     Its: Vice President,
                                                     Controller and Treasurer

                                  EXHIBIT LIST

10(a) Certifications

      (i)   Section 302 certification of principal executive officer

      (ii)  Section 302 certification of principal financial officer